FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$57,578,300	$79,626,720	$164,798,787	$6,917,598	$6,492,894
Net Assets	$57,578,300	$79,626,720	$164,798,787	$6,917,598	$6,492,894

NET ASSETS, representing:
Accumulation units	$57,578,300	$79,626,720	$164,798,787	$6,917,598	$6,492,894
	$57,578,300	$79,626,720	$164,798,787	$6,917,598	$6,492,894

Units outstanding	44,444,886	23,240,963	20,654,999	1,310,845	1,397,519

Portfolio shares held	5,757,830	5,402,084	1,340,045	134,872	147,031
Portfolio net asset value per share	$10.00	$14.74	$122.98	$51.29	$44.16
Investment in portfolio shares, at cost	$57,578,301	$66,504,535	$55,416,137	$2,618,475	$2,744,108

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$2,845,733	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	792,536	1,087,132	2,406,816	98,620	90,925
NET INVESTMENT INCOME (LOSS)	2,053,197	(1,087,132)	(2,406,816)	(98,620)	(90,925)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,214,324	21,059,265	802,396	819,686
Net change in unrealized appreciation (depreciation) on investments	—	355,617	17,833,483	230,785	42,332
NET GAIN (LOSS) ON INVESTMENTS	—	2,569,941	38,892,748	1,033,181	862,018

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,053,197	$1,482,809	$36,485,932	$934,561	$771,093
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$144,510,666	$72,286,169	$2,795,570	$389,026,082	$38,588,247
Net Assets	$144,510,666	$72,286,169	$2,795,570	$389,026,082	$38,588,247

NET ASSETS, representing:
Accumulation units	$144,510,666	$72,286,169	$2,795,570	$389,026,082	$38,588,247
	$144,510,666	$72,286,169	$2,795,570	$389,026,082	$38,588,247

Units outstanding	24,348,018	11,374,874	288,038	35,064,365	7,751,319

Portfolio shares held	2,363,216	10,053,709	62,737	2,699,133	607,306
Portfolio net asset value per share	$61.15	$7.19	$44.56	$144.13	$63.54
Investment in portfolio shares, at cost	$49,115,684	$54,135,183	$2,313,705	$152,225,936	$14,234,964

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,239,791	1,119,288	32,498	4,733,185	577,623
NET INVESTMENT INCOME (LOSS)	(2,239,791)	(1,119,288)	(32,498)	(4,733,185)	(577,623)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,124,639	3,066,090	347,013	47,504,845	4,147,314
Net change in unrealized appreciation (depreciation) on investments	9,088,907	3,169,165	(215,711)	39,020,626	1,518,103
NET GAIN (LOSS) ON INVESTMENTS	28,213,546	6,235,255	131,302	86,525,471	5,665,417

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$25,973,755	$5,115,967	$98,804	$81,792,286	$5,087,794
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$289,064,323	$100,335,553	$10,438,670	$36,326,338	$49,198,704
Net Assets	$289,064,323	$100,335,553	$10,438,670	$36,326,338	$49,198,704

NET ASSETS, representing:
Accumulation units	$289,064,323	$100,335,553	$10,438,670	$36,326,338	$49,198,704
	$289,064,323	$100,335,553	$10,438,670	$36,326,338	$49,198,704

Units outstanding	25,075,131	9,107,938	4,531,672	5,784,091	8,529,717

Portfolio shares held	1,559,055	1,585,581	697,772	1,277,747	1,463,376
Portfolio net asset value per share	$185.41	$63.28	$14.96	$28.43	$33.62
Investment in portfolio shares, at cost	$45,629,815	$64,980,221	$9,919,178	$31,332,913	$41,253,749

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$101,488	$702,358	$329,646

EXPENSES
Charges for mortality and expense risk, and
for administration	4,121,857	1,397,760	156,803	545,979	684,323
NET INVESTMENT INCOME (LOSS)	(4,121,857)	(1,397,760)	(55,315)	156,379	(354,677)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	262,628	2,366,334	3,958,901
Net realized gain (loss) on shares redeemed	47,160,800	6,558,586	174,507	1,441,538	1,412,204
Net change in unrealized appreciation (depreciation) on investments	28,918,601	1,839,016	(143,182)	(94,125)	5,392,626
NET GAIN (LOSS) ON INVESTMENTS	76,079,401	8,397,602	293,953	3,713,747	10,763,731

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$71,957,544	$6,999,842	$238,638	$3,870,126	$10,409,054
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)
ASSETS
Investment in the portfolios, at fair value	$52,097,292	$36,561,126	$13,359,487	$65,322,025	$14,550,636
Net Assets	$52,097,292	$36,561,126	$13,359,487	$65,322,025	$14,550,636

NET ASSETS, representing:
Accumulation units	$52,097,292	$36,561,126	$13,359,487	$65,322,025	$14,550,636
	$52,097,292	$36,561,126	$13,359,487	$65,322,025	$14,550,636

Units outstanding	6,183,087	7,379,884	1,865,480	6,619,877	2,364,222

Portfolio shares held	877,059	832,448	375,372	891,038	1,189,847
Portfolio net asset value per share	$59.40	$43.92	$35.59	$73.31	$12.23
Investment in portfolio shares, at cost	$28,265,920	$27,313,583	$9,706,882	$40,350,678	$11,360,662

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$15,374	$530,768	$81,344	$—	$435,751

EXPENSES
Charges for mortality and expense risk, and
for administration	717,404	555,458	182,792	891,247	215,290
NET INVESTMENT INCOME (LOSS)	(702,030)	(24,690)	(101,448)	(891,247)	220,461

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,462,336	—	782,100	4,883,768	895,088
Net realized gain (loss) on shares redeemed	4,063,448	1,460,887	567,014	3,798,795	755,466
Net change in unrealized appreciation (depreciation) on investments	9,766,517	387,895	900,277	8,586,321	(688,540)
NET GAIN (LOSS) ON INVESTMENTS	15,292,301	1,848,782	2,249,391	17,268,884	962,014

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,590,271	$1,824,092	$2,147,943	$16,377,637	$1,182,475
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$16,247,688	$15,400,185	$8,713,081	$9,035,989	$67,221,974
Net Assets	$16,247,688	$15,400,185	$8,713,081	$9,035,989	$67,221,974

NET ASSETS, representing:
Accumulation units	$16,247,688	$15,400,185	$8,713,081	$9,035,989	$67,221,974
	$16,247,688	$15,400,185	$8,713,081	$9,035,989	$67,221,974

Units outstanding	2,810,323	4,283,255	2,259,828	1,769,673	10,306,844

Portfolio shares held	1,098,559	2,650,634	109,296	160,099	2,127,951
Portfolio net asset value per share	$14.79	$5.81	$79.72	$56.44	$31.59
Investment in portfolio shares, at cost	$18,297,817	$20,250,471	$6,209,136	$4,921,822	$20,223,407

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$167,352	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	236,957	227,925	117,271	146,471	1,097,767
NET INVESTMENT INCOME (LOSS)	(236,957)	(60,573)	(117,271)	(146,471)	(1,097,767)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	3,116,924	375,693	268,189	—
Net realized gain (loss) on shares redeemed	(604,272)	(464,430)	303,890	754,681	10,834,103
Net change in unrealized appreciation (depreciation) on investments	2,386,577	(99,452)	1,165,493	1,613,350	(1,645,567)
NET GAIN (LOSS) ON INVESTMENTS	1,782,305	2,553,042	1,845,076	2,636,220	9,188,536

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,545,348	$2,492,469	$1,727,805	$2,489,749	$8,090,769

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio	AST Small-Cap Value Portfolio**	AST Mid-Cap Growth Portfolio**
ASSETS
Investment in the portfolios, at fair value	$172,256,211	$2,898,457,452	$132,345,482	$—	$—
Net Assets	$172,256,211	$2,898,457,452	$132,345,482	$—	$—

NET ASSETS, representing:
Accumulation units	$172,256,211	$2,898,457,452	$132,345,482	$—	$—
	$172,256,211	$2,898,457,452	$132,345,482	$—	$—

Units outstanding	6,672,779	180,308,130	7,870,461	—	—

Portfolio shares held	9,617,879	117,441,550	10,125,898	—	—
Portfolio net asset value per share	$17.91	$24.68	$13.07	$—	$—
Investment in portfolio shares, at cost	$134,012,652	$2,562,843,476	$108,463,974	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/13/2024**	12/13/2024**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,345,046	44,270,004	1,576,487	3,699,129	5,204,398
NET INVESTMENT INCOME (LOSS)	(2,345,046)	(44,270,004)	(1,576,487)	(3,699,129)	(5,204,398)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,595,330	73,496,723	5,508,879	90,316,705	186,713,982
Net change in unrealized appreciation (depreciation) on investments	836,826	112,489,389	4,708,633	(48,624,093)	(112,707,711)
NET GAIN (LOSS) ON INVESTMENTS	13,432,156	185,986,112	10,217,512	41,692,612	74,006,271

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,087,110	$141,716,108	$8,641,025	$37,993,483	$68,801,873

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio**	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio**	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,313,907,269	$—	$112,558,328	$—	$270,229,423
Net Assets	$1,313,907,269	$—	$112,558,328	$—	$270,229,423

NET ASSETS, representing:
Accumulation units	$1,313,907,269	$—	$112,558,328	$—	$270,229,423
	$1,313,907,269	$—	$112,558,328	$—	$270,229,423

Units outstanding	40,884,922	—	8,558,529	—	10,134,517

Portfolio shares held	24,983,975	—	3,697,711	—	8,508,483
Portfolio net asset value per share	$52.59	$—	$30.44	$—	$31.76
Investment in portfolio shares, at cost	$1,058,461,094	$—	$91,951,979	$—	$181,549,929

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/13/2024**	12/31/2024	12/6/2024**	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	12,937,959	3,887,939	1,810,327	134,920,483	3,522,282
NET INVESTMENT INCOME (LOSS)	(12,937,959)	(3,887,939)	(1,810,327)	(134,920,483)	(3,522,282)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	58,822,140	144,542,158	8,428,979	3,949,985,782	20,736,802
Net change in unrealized appreciation (depreciation) on investments	37,115,586	(96,197,597)	(2,976,662)	(2,514,208,039)	(4,523,345)
NET GAIN (LOSS) ON INVESTMENTS	95,937,726	48,344,561	5,452,317	1,435,777,743	16,213,457

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$82,999,767	$44,456,622	$3,641,990	$1,300,857,260	$12,691,175

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,092,503,664	$1,394,935,698	$17,632,849,453	$2,212,628,346	$10,175,477,211
Net Assets	$8,092,503,664	$1,394,935,698	$17,632,849,453	$2,212,628,346	$10,175,477,211

NET ASSETS, representing:
Accumulation units	$8,092,503,664	$1,394,935,698	$17,632,849,453	$2,212,628,346	$10,175,477,211
	$8,092,503,664	$1,394,935,698	$17,632,849,453	$2,212,628,346	$10,175,477,211

Units outstanding	315,375,779	88,860,330	798,976,996	133,853,902	457,914,323

Portfolio shares held	249,691,566	71,866,857	629,295,127	103,976,896	411,130,392
Portfolio net asset value per share	$32.41	$19.41	$28.02	$21.28	$24.75
Investment in portfolio shares, at cost	$4,938,703,152	$1,117,029,549	$15,366,735,743	$1,745,959,885	$7,372,224,422

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	121,681,288	22,673,575	125,931,971	34,216,028	147,147,307
NET INVESTMENT INCOME (LOSS)	(121,681,288)	(22,673,575)	(125,931,971)	(34,216,028)	(147,147,307)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	591,843,410	69,416,468	455,236,711	116,491,303	570,626,165
Net change in unrealized appreciation (depreciation) on investments	537,638,923	39,026,476	149,658,413	59,564,680	769,125,921
NET GAIN (LOSS) ON INVESTMENTS	1,129,482,333	108,442,944	604,895,124	176,055,983	1,339,752,086

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,007,801,045	$85,769,369	$478,963,153	$141,839,955	$1,192,604,779

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio	AST International Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,118,513,719	$2,115,998,250	$303,788,995	$608,460,472	$438,591,207
Net Assets	$4,118,513,719	$2,115,998,250	$303,788,995	$608,460,472	$438,591,207

NET ASSETS, representing:
Accumulation units	$4,118,513,719	$2,115,998,250	$303,788,995	$608,460,472	$438,591,207
	$4,118,513,719	$2,115,998,250	$303,788,995	$608,460,472	$438,591,207

Units outstanding	179,687,188	36,026,488	30,593,114	17,041,046	22,693,123

Portfolio shares held	142,657,212	22,427,114	303,788,995	7,590,575	16,328,787
Portfolio net asset value per share	$28.87	$94.35	$1.00	$80.16	$26.86
Investment in portfolio shares, at cost	$2,585,560,676	$1,324,241,096	$303,788,995	$535,732,755	$343,993,798

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio	AST International Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$15,127,212	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	62,047,466	21,584,342	3,647,920	4,493,785	5,686,805
NET INVESTMENT INCOME (LOSS)	(62,047,466)	(21,584,342)	11,479,292	(4,493,785)	(5,686,805)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	314,644,241	197,500,037	—	22,390,741	22,814,541
Net change in unrealized appreciation (depreciation) on investments	148,881,988	243,093,359	—	10,064,779	3,580,550
NET GAIN (LOSS) ON INVESTMENTS	463,526,229	440,593,396	—	32,455,520	26,395,091

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$401,478,763	$419,009,054	$11,479,292	$27,961,735	$20,708,286

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary
ASSETS
Investment in the portfolios, at fair value	$5,183,168,270	$2,134,299,316	$128,315,975	$1,591,820,600	$586,197
Net Assets	$5,183,168,270	$2,134,299,316	$128,315,975	$1,591,820,600	$586,197

NET ASSETS, representing:
Accumulation units	$5,183,168,270	$2,134,299,316	$128,315,975	$1,591,820,600	$586,197
	$5,183,168,270	$2,134,299,316	$128,315,975	$1,591,820,600	$586,197

Units outstanding	370,246,939	175,251,859	13,431,912	77,884,782	11,765

Portfolio shares held	584,348,170	159,038,697	13,578,410	66,911,332	7,923
Portfolio net asset value per share	$8.87	$13.42	$9.45	$23.79	$73.99
Investment in portfolio shares, at cost	$4,972,128,214	$2,145,685,051	$116,761,801	$1,120,463,456	$531,219

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	83,887,431	28,425,444	1,811,682	24,204,555	5,955
NET INVESTMENT INCOME (LOSS)	(83,887,431)	(28,425,444)	(1,811,682)	(24,204,555)	(5,955)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	50,900
Net realized gain (loss) on shares redeemed	361,009,327	(4,545,444)	4,061,561	102,331,962	4,858
Net change in unrealized appreciation (depreciation) on investments	(208,544,449)	36,450,707	2,432,328	58,982,134	66,655
NET GAIN (LOSS) ON INVESTMENTS	152,464,878	31,905,263	6,493,889	161,314,096	122,413

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$68,577,447	$3,479,819	$4,682,207	$137,109,541	$116,458

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$199,410	$422,365	$1,254,925	$383,979	$598,343
Net Assets	$199,410	$422,365	$1,254,925	$383,979	$598,343

NET ASSETS, representing:
Accumulation units	$199,410	$422,365	$1,254,925	$383,979	$598,343
	$199,410	$422,365	$1,254,925	$383,979	$598,343

Units outstanding	8,020	18,474	34,189	12,065	18,919

Portfolio shares held	6,265	7,957	19,544	4,334	15,004
Portfolio net asset value per share	$31.83	$53.08	$64.21	$88.60	$39.88
Investment in portfolio shares, at cost	$274,898	$342,020	$1,357,182	$339,313	$574,954

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$3,338	$1,200	$811	$694	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,298	6,537	17,240	4,910	8,408
NET INVESTMENT INCOME (LOSS)	1,040	(5,337)	(16,429)	(4,216)	(8,408)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	71,806	40,681	58,602	49,440	25,774
Net realized gain (loss) on shares redeemed	(11,450)	29,974	1,088	19,927	5,543
Net change in unrealized appreciation (depreciation) on investments	(43,320)	39,637	(43,436)	(11,534)	67,401
NET GAIN (LOSS) ON INVESTMENTS	17,036	110,292	16,254	57,833	98,718

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$18,076	$104,955	$(175)	$53,617	$90,310

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services
ASSETS
Investment in the portfolios, at fair value	$380,873	$117,312	$440,983	$212,237	$105,096
Net Assets	$380,873	$117,312	$440,983	$212,237	$105,096

NET ASSETS, representing:
Accumulation units	$380,873	$117,312	$440,983	$212,237	$105,096
	$380,873	$117,312	$440,983	$212,237	$105,096

Units outstanding	14,967	6,791	14,300	8,450	5,709

Portfolio shares held	8,652	2,507	14,318	4,715	2,077
Portfolio net asset value per share	$44.02	$46.79	$30.80	$45.01	$50.59
Investment in portfolio shares, at cost	$339,431	$131,520	$431,282	$195,048	$72,586

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$1,179	$1,751	$—	$852	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,011	1,714	6,254	3,303	1,167
NET INVESTMENT INCOME (LOSS)	(4,832)	37	(6,254)	(2,451)	(1,167)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	20,140	3,859	20,946	1,383	—
Net realized gain (loss) on shares redeemed	16,440	(2,185)	(24,616)	22	4,906
Net change in unrealized appreciation (depreciation) on investments	6,976	1,546	32,936	9,641	19,227
NET GAIN (LOSS) ON INVESTMENTS	43,556	3,220	29,266	11,046	24,133

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$38,724	$3,257	$23,012	$8,595	$22,966
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT International Equity Fund (Class 1)**	Allspring VT Discovery All Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$344,188	$1,022,493	$782,052	$—	$377,565
Net Assets	$344,188	$1,022,493	$782,052	$—	$377,565

NET ASSETS, representing:
Accumulation units	$344,188	$1,022,493	$782,052	$—	$377,565
	$344,188	$1,022,493	$782,052	$—	$377,565

Units outstanding	14,695	19,726	30,907	—	44,632

Portfolio shares held	7,709	15,079	16,068	—	12,908
Portfolio net asset value per share	$44.65	$67.81	$48.67	$—	$29.25
Investment in portfolio shares, at cost	$312,728	$849,793	$704,191	$—	$332,827

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	4/30/2024**	12/31/2024

INVESTMENT INCOME
Dividend income	$5,618	$—	$2,750	$2,344	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,266	10,530	12,103	564	6,234
NET INVESTMENT INCOME (LOSS)	1,352	(10,530)	(9,353)	1,780	(6,234)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	17,453	90,718	—	17,748
Net realized gain (loss) on shares redeemed	5,781	33,032	81,136	(56,981)	4,687
Net change in unrealized appreciation (depreciation) on investments	58,743	210,268	(82,258)	55,701	50,814
NET GAIN (LOSS) ON INVESTMENTS	64,524	260,753	89,596	(1,280)	73,249

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$65,876	$250,223	$80,243	$500	$67,015

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023**	AST Bond Portfolio 2024**
ASSETS
Investment in the portfolios, at fair value	$131,124	$583,708,587	$562,350	$—	$—
Net Assets	$131,124	$583,708,587	$562,350	$—	$—

NET ASSETS, representing:
Accumulation units	$131,124	$583,708,587	$562,350	$—	$—
	$131,124	$583,708,587	$562,350	$—	$—

Units outstanding	3,776	30,366,277	13,546	—	—

Portfolio shares held	13,125	21,985,258	20,960	—	—
Portfolio net asset value per share	$9.99	$26.55	$26.83	$—	$—
Investment in portfolio shares, at cost	$124,755	$367,029,572	$469,969	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST Bond Portfolio 2024
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	1/2/2024**	12/31/2024**

INVESTMENT INCOME
Dividend income	$—	$—	$1,640	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,252	6,084,548	9,566	43	342,179
NET INVESTMENT INCOME (LOSS)	(2,252)	(6,084,548)	(7,926)	(43)	(342,179)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	59,485	—	—
Net realized gain (loss) on shares redeemed	(3,171)	126,066,275	10,916	9,398	2,081,638
Net change in unrealized appreciation (depreciation) on investments	25,611	(23,834,836)	10,713	(9,381)	(1,232,406)
NET GAIN (LOSS) ON INVESTMENTS	22,440	102,231,439	81,114	17	849,232

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,188	$96,146,891	$73,188	$(26)	$507,053

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$182,869,864	$8,763,404,726	$255,716,949	$19,223,826	$2,523,449,282
Net Assets	$182,869,864	$8,763,404,726	$255,716,949	$19,223,826	$2,523,449,282

NET ASSETS, representing:
Accumulation units	$182,869,864	$8,763,404,726	$255,716,949	$19,223,826	$2,523,449,282
	$182,869,864	$8,763,404,726	$255,716,949	$19,223,826	$2,523,449,282

Units outstanding	6,309,211	816,560,545	8,682,755	1,669,241	129,573,927

Portfolio shares held	5,085,369	650,586,839	6,561,892	1,321,225	111,657,048
Portfolio net asset value per share	$35.96	$13.47	$38.97	$14.55	$22.60
Investment in portfolio shares, at cost	$117,111,407	$7,436,542,376	$185,677,355	$18,653,072	$2,039,948,699

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,334,241	181,766,032	3,020,655	248,934	36,630,139
NET INVESTMENT INCOME (LOSS)	(2,334,241)	(181,766,032)	(3,020,655)	(248,934)	(36,630,139)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,852,298	207,109,478	14,996,478	173,932	146,939,713
Net change in unrealized appreciation (depreciation) on investments	15,085,682	(185,260,835)	40,247,151	489,351	144,965,908
NET GAIN (LOSS) ON INVESTMENTS	28,937,980	21,848,643	55,243,629	663,283	291,905,621

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,603,739	$(159,917,389)	$52,222,974	$414,349	$255,275,482

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
ASSETS
Investment in the portfolios, at fair value	$3,901,811	$145,030,209	$43,801,871	$5,001,943	$2,525,313
Net Assets	$3,901,811	$145,030,209	$43,801,871	$5,001,943	$2,525,313

NET ASSETS, representing:
Accumulation units	$3,901,811	$145,030,209	$43,801,871	$5,001,943	$2,525,313
	$3,901,811	$145,030,209	$43,801,871	$5,001,943	$2,525,313

Units outstanding	397,836	14,936,025	2,927,538	516,988	241,988

Portfolio shares held	321,666	12,459,640	3,398,128	434,196	233,825
Portfolio net asset value per share	$12.13	$11.64	$12.89	$11.52	$10.80
Investment in portfolio shares, at cost	$3,714,521	$146,654,285	$47,921,942	$4,928,982	$2,650,054
STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$641,114	$—	$38,291

EXPENSES
Charges for mortality and expense risk, and
for administration	81,075	1,567,808	280,072	127,276	47,860
NET INVESTMENT INCOME (LOSS)	(81,075)	(1,567,808)	361,042	(127,276)	(9,569)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	3,483,191	—	—
Net realized gain (loss) on shares redeemed	111,706	(562,471)	(224,042)	(51,845)	(35,596)
Net change in unrealized appreciation (depreciation) on investments	38,559	4,647,277	186,142	275,270	172,918
NET GAIN (LOSS) ON INVESTMENTS	150,265	4,084,806	3,445,291	223,425	137,322

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$69,190	$2,516,998	$3,806,333	$96,149	$127,753

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$14,062,874	$1,472,719	$13,453,652	$33,322,863	$2,179,747
Net Assets	$14,062,874	$1,472,719	$13,453,652	$33,322,863	$2,179,747

NET ASSETS, representing:
Accumulation units	$14,062,874	$1,472,719	$13,453,652	$33,322,863	$2,179,747
	$14,062,874	$1,472,719	$13,453,652	$33,322,863	$2,179,747

Units outstanding	1,446,634	154,244	1,363,842	3,980,012	108,684

Portfolio shares held	1,234,669	133,278	1,215,325	3,602,472	37,621
Portfolio net asset value per share	$11.39	$11.05	$11.07	$9.25	$57.94
Investment in portfolio shares, at cost	$14,809,374	$1,448,247	$14,574,605	$36,669,570	$1,909,738

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$3,914

EXPENSES
Charges for mortality and expense risk, and
for administration	360,564	37,022	272,205	720,833	8,706
NET INVESTMENT INCOME (LOSS)	(360,564)	(37,022)	(272,205)	(720,833)	(4,792)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	253,303
Net realized gain (loss) on shares redeemed	(457,161)	23,109	(164,904)	(1,343,993)	55,042
Net change in unrealized appreciation (depreciation) on investments	926,022	4,824	300,574	1,418,162	241,255
NET GAIN (LOSS) ON INVESTMENTS	468,861	27,933	135,670	74,169	549,600

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$108,297	$(9,089)	$(136,535)	$(646,664)	$544,808

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$2,637,007	$1,732,340	$2,058,593	$830,445	$419,484
Net Assets	$2,637,007	$1,732,340	$2,058,593	$830,445	$419,484

NET ASSETS, representing:
Accumulation units	$2,637,007	$1,732,340	$2,058,593	$830,445	$419,484
	$2,637,007	$1,732,340	$2,058,593	$830,445	$419,484

Units outstanding	124,820	80,258	211,047	69,468	32,155

Portfolio shares held	31,771	17,870	187,486	60,134	18,027
Portfolio net asset value per share	$83.00	$96.94	$10.98	$13.81	$23.27
Investment in portfolio shares, at cost	$1,958,760	$1,661,420	$2,124,013	$898,478	$443,320

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$17	$72,204	$—	$7,952

EXPENSES
Charges for mortality and expense risk, and
for administration	8,249	7,570	8,735	3,580	1,290
NET INVESTMENT INCOME (LOSS)	(8,249)	(7,553)	63,469	(3,580)	6,662

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	420,027	—	—	15,395
Net realized gain (loss) on shares redeemed	48,342	135,440	443	(43,173)	(1,820)
Net change in unrealized appreciation (depreciation) on investments	649,169	(67,953)	(30,086)	102,591	1,358
NET GAIN (LOSS) ON INVESTMENTS	697,511	487,514	(29,643)	59,418	14,933

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$689,262	$479,961	$33,826	$55,838	$21,595

.
The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,220,106	$1,196,636	$115,909	$2,225,268	$1,166,017
Net Assets	$1,220,106	$1,196,636	$115,909	$2,225,268	$1,166,017

NET ASSETS, representing:
Accumulation units	$1,220,106	$1,196,636	$115,909	$2,225,268	$1,166,017
	$1,220,106	$1,196,636	$115,909	$2,225,268	$1,166,017

Units outstanding	125,653	65,741	12,479	149,677	112,662

Portfolio shares held	106,096	16,588	6,296	82,909	99,320
Portfolio net asset value per share	$11.50	$72.14	$18.41	$26.84	$11.74
Investment in portfolio shares, at cost	$1,250,537	$949,930	$126,847	$2,028,432	$1,255,838

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$51,023	$15,575	$4,014	$19,055	$32,013

EXPENSES
Charges for mortality and expense risk, and
for administration	5,930	9,038	1,187	13,876	7,973
NET INVESTMENT INCOME (LOSS)	45,093	6,537	2,827	5,179	24,040

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	44,529	149	15,881	27,007
Net realized gain (loss) on shares redeemed	(25,171)	31,325	(8,817)	11,587	(10,084)
Net change in unrealized appreciation (depreciation) on investments	(1,057)	164,922	7,243	232,402	(2,983)
NET GAIN (LOSS) ON INVESTMENTS	(26,228)	240,776	(1,425)	259,870	13,940

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$18,865	$247,313	$1,402	$265,049	$37,980

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,662,289	$3,181,929	$2,415,682	$1,648,217	$170,044
Net Assets	$1,662,289	$3,181,929	$2,415,682	$1,648,217	$170,044

NET ASSETS, representing:
Accumulation units	$1,662,289	$3,181,929	$2,415,682	$1,648,217	$170,044
	$1,662,289	$3,181,929	$2,415,682	$1,648,217	$170,044

Units outstanding	180,393	263,210	136,987	118,203	14,800

Portfolio shares held	158,919	148,827	43,014	66,541	6,821
Portfolio net asset value per share	$10.46	$21.38	$56.16	$24.77	$24.93
Investment in portfolio shares, at cost	$1,755,588	$3,087,039	$2,033,966	$1,686,637	$180,724

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$48,148	$102,579	$30,940	$36,793	$4,388

EXPENSES
Charges for mortality and expense risk, and
for administration	13,304	26,539	18,442	12,920	1,298
NET INVESTMENT INCOME (LOSS)	34,844	76,040	12,498	23,873	3,090

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	17,411	169,625	79,577	3,719
Net realized gain (loss) on shares redeemed	(16,215)	66,882	56,123	(33,115)	(12,911)
Net change in unrealized appreciation (depreciation) on investments	(8,504)	(6,141)	251,842	153,343	15,991
NET GAIN (LOSS) ON INVESTMENTS	(24,719)	78,152	477,590	199,805	6,799

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,125	$154,192	$490,088	$223,678	$9,889

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	American Funds IS® Asset Allocation Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$818,618	$476,073	$1,607,428	$2,770,190	$5,057,712
Net Assets	$818,618	$476,073	$1,607,428	$2,770,190	$5,057,712

NET ASSETS, representing:
Accumulation units	$818,618	$476,073	$1,607,428	$2,770,190	$5,057,712
	$818,618	$476,073	$1,607,428	$2,770,190	$5,057,712

Units outstanding	44,044	42,383	126,706	263,717	355,163

Portfolio shares held	24,335	64,334	52,274	265,853	194,229
Portfolio net asset value per share	$33.64	$7.40	$30.75	$10.42	$26.04
Investment in portfolio shares, at cost	$686,403	$459,119	$1,643,039	$2,701,090	$5,192,430

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	American Funds IS® Asset Allocation Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$2,002	$21,780	$35,839	$133,241	$116,833

EXPENSES
Charges for mortality and expense risk, and
for administration	6,044	3,351	10,648	27,437	35,297
NET INVESTMENT INCOME (LOSS)	(4,042)	18,429	25,191	105,804	81,536

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	29,141	—	202,640
Net realized gain (loss) on shares redeemed	37,902	956	172,617	35,663	(8,319)
Net change in unrealized appreciation (depreciation) on investments	181,943	5,508	(87,804)	19,630	427,767
NET GAIN (LOSS) ON INVESTMENTS	219,845	6,464	113,954	55,293	622,088

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$215,803	$24,893	$139,145	$161,097	$703,624

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® The Bond Fund of America® (Class 1)	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	American Funds IS® U.S. Government Securities Fund® (Class 1)
ASSETS
Investment in the portfolios, at fair value	$2,078,488	$2,629,973	$4,175,309	$5,069,122	$1,088,734
Net Assets	$2,078,488	$2,629,973	$4,175,309	$5,069,122	$1,088,734

NET ASSETS, representing:
Accumulation units	$2,078,488	$2,629,973	$4,175,309	$5,069,122	$1,088,734
	$2,078,488	$2,629,973	$4,175,309	$5,069,122	$1,088,734

Units outstanding	121,043	271,841	197,317	287,761	112,394

Portfolio shares held	123,279	283,708	32,755	72,843	113,528
Portfolio net asset value per share	$16.86	$9.27	$127.47	$69.59	$9.59
Investment in portfolio shares, at cost	$1,803,094	$2,752,568	$3,318,238	$4,171,478	$1,186,792

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® The Bond Fund of America® (Class 1)	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	American Funds IS® U.S. Government Securities Fund® (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$39,222	$113,696	$22,709	$63,715	$55,609

EXPENSES
Charges for mortality and expense risk, and
for administration	16,703	17,472	30,922	32,007	8,645
NET INVESTMENT INCOME (LOSS)	22,519	96,224	(8,213)	31,708	46,964

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	17,270	—	92,176	189,418	—
Net realized gain (loss) on shares redeemed	97,638	(17,388)	217,785	56,347	(44,653)
Net change in unrealized appreciation (depreciation) on investments	220,853	(63,285)	770,980	666,460	(3,421)
NET GAIN (LOSS) ON INVESTMENTS	335,761	(80,673)	1,080,941	912,225	(48,074)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$358,280	$15,551	$1,072,728	$943,933	$(1,110)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	Dimensional VA Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,191,509	$672,830	$3,316,659	$1,035,140	$477,865
Net Assets	$1,191,509	$672,830	$3,316,659	$1,035,140	$477,865

NET ASSETS, representing:
Accumulation units	$1,191,509	$672,830	$3,316,659	$1,035,140	$477,865
	$1,191,509	$672,830	$3,316,659	$1,035,140	$477,865

Units outstanding	77,975	35,325	226,464	80,094	47,794

Portfolio shares held	92,008	87,722	314,078	62,812	49,062
Portfolio net asset value per share	$12.95	$7.67	$10.56	$16.48	$9.74
Investment in portfolio shares, at cost	$1,194,249	$763,392	$3,817,676	$1,102,539	$501,519

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	Dimensional VA Global Bond Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$24,652	$—	$83,899	$13,930	$22,395

EXPENSES
Charges for mortality and expense risk, and
for administration	4,831	2,636	12,336	3,902	2,027
NET INVESTMENT INCOME (LOSS)	19,821	(2,636)	71,563	10,028	20,368

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	88,597	231,176	251,793	65,344	—
Net realized gain (loss) on shares redeemed	28,306	61,027	3,424	(57,727)	(3,244)
Net change in unrealized appreciation (depreciation) on investments	(11,556)	(76,472)	(37,397)	87,908	(5,396)
NET GAIN (LOSS) ON INVESTMENTS	105,347	215,731	217,820	95,525	(8,640)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$125,168	$213,095	$289,383	$105,553	$11,728

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$834,724	$1,271,337	$2,636,434	$2,125,284	$63,960
Net Assets	$834,724	$1,271,337	$2,636,434	$2,125,284	$63,960

NET ASSETS, representing:
Accumulation units	$834,724	$1,271,337	$2,636,434	$2,125,284	$63,960
	$834,724	$1,271,337	$2,636,434	$2,125,284	$63,960

Units outstanding	78,997	86,580	145,059	134,797	3,623

Portfolio shares held	82,892	39,058	116,811	86,359	1,540
Portfolio net asset value per share	$10.07	$32.55	$22.57	$24.61	$41.52
Investment in portfolio shares, at cost	$842,659	$1,268,681	$2,763,056	$1,998,218	$54,183

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$43,943	$32,389	$40,401	$36,581	$33

EXPENSES
Charges for mortality and expense risk, and
for administration	6,730	10,998	14,068	8,267	300
NET INVESTMENT INCOME (LOSS)	37,213	21,391	26,333	28,314	(267)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	163,186	196,810	53,890	237
Net realized gain (loss) on shares redeemed	428	60,925	51,500	12,193	6,662
Net change in unrealized appreciation (depreciation) on investments	2,767	(59,495)	(202,673)	174,790	13,041
NET GAIN (LOSS) ON INVESTMENTS	3,195	164,616	45,637	240,873	19,940

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$40,408	$186,007	$71,970	$269,187	$19,673

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$644,027	$2,612,683	$355,964	$2,212,681	$352,318
Net Assets	$644,027	$2,612,683	$355,964	$2,212,681	$352,318

NET ASSETS, representing:
Accumulation units	$644,027	$2,612,683	$355,964	$2,212,681	$352,318
	$644,027	$2,612,683	$355,964	$2,212,681	$352,318

Units outstanding	39,282	212,106	19,521	173,360	28,607

Portfolio shares held	34,312	227,586	18,864	223,052	9,778
Portfolio net asset value per share	$18.77	$11.48	$18.87	$9.92	$36.03
Investment in portfolio shares, at cost	$565,636	$2,615,872	$271,762	$2,242,072	$346,606

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$6,548	$37,393	$5,931	$163,334	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,468	8,510	1,561	8,158	1,684
NET INVESTMENT INCOME (LOSS)	4,080	28,883	4,370	155,176	(1,684)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,868	—	12,687	—	—
Net realized gain (loss) on shares redeemed	17,474	11,579	25,779	35,424	5,430
Net change in unrealized appreciation (depreciation) on investments	54,306	158,634	59,616	(34,468)	14,903
NET GAIN (LOSS) ON INVESTMENTS	75,648	170,213	98,082	956	20,333

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$79,728	$199,096	$102,452	$156,132	$18,649

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$251,700	$3,210,044	$2,125,470	$2,682,503	$1,747,614
Net Assets	$251,700	$3,210,044	$2,125,470	$2,682,503	$1,747,614

NET ASSETS, representing:
Accumulation units	$251,700	$3,210,044	$2,125,470	$2,682,503	$1,747,614
	$251,700	$3,210,044	$2,125,470	$2,682,503	$1,747,614

Units outstanding	14,730	241,678	129,127	242,256	67,194

Portfolio shares held	9,929	140,977	56,589	250,234	41,819
Portfolio net asset value per share	$25.35	$22.77	$37.56	$10.72	$41.79
Investment in portfolio shares, at cost	$217,560	$2,999,139	$2,051,115	$2,635,432	$1,317,494

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$1,622	$25,636	$11,783	$97,576	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	696	10,686	8,486	9,730	6,435
NET INVESTMENT INCOME (LOSS)	926	14,950	3,297	87,846	(6,435)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	13,329	—	270,012	—	62,563
Net realized gain (loss) on shares redeemed	7,244	58,926	63,579	11,228	89,110
Net change in unrealized appreciation (depreciation) on investments	20,644	74,199	(9,597)	45,317	306,498
NET GAIN (LOSS) ON INVESTMENTS	41,217	133,125	323,994	56,545	458,171

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$42,143	$148,075	$327,291	$144,391	$451,736

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$592,007	$156,286	$1,202,021	$2,781,400	$379,336
Net Assets	$592,007	$156,286	$1,202,021	$2,781,400	$379,336

NET ASSETS, representing:
Accumulation units	$592,007	$156,286	$1,202,021	$2,781,400	$379,336
	$592,007	$156,286	$1,202,021	$2,781,400	$379,336

Units outstanding	41,058	11,917	98,564	307,453	35,428

Portfolio shares held	24,493	6,397	43,410	615,354	62,804
Portfolio net asset value per share	$24.17	$24.43	$27.69	$4.52	$6.04
Investment in portfolio shares, at cost	$516,265	$149,487	$1,286,577	$3,436,159	$380,536

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$10,634	$1,404	$—	$236,452	$24,299

EXPENSES
Charges for mortality and expense risk, and
for administration	2,308	948	4,200	9,070	1,488
NET INVESTMENT INCOME (LOSS)	8,326	456	(4,200)	227,382	22,811

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	26,343	5,221	45,352	—	—
Net realized gain (loss) on shares redeemed	16,222	(3,500)	(6,785)	(4,046)	342
Net change in unrealized appreciation (depreciation) on investments	79,933	25,846	28,169	(239,518)	(181)
NET GAIN (LOSS) ON INVESTMENTS	122,498	27,567	66,736	(243,564)	161

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$130,824	$28,023	$62,536	$(16,182)	$22,972

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$1,568,703	$1,381,928	$128,489	$7,540,548	$4,031,179
Net Assets	$1,568,703	$1,381,928	$128,489	$7,540,548	$4,031,179

NET ASSETS, representing:
Accumulation units	$1,568,703	$1,381,928	$128,489	$7,540,548	$4,031,179
	$1,568,703	$1,381,928	$128,489	$7,540,548	$4,031,179

Units outstanding	110,611	110,594	7,551	506,581	209,232

Portfolio shares held	170,511	46,389	5,365	485,860	172,790
Portfolio net asset value per share	$9.20	$29.79	$23.95	$15.52	$23.33
Investment in portfolio shares, at cost	$1,556,413	$1,392,104	$122,082	$7,169,149	$3,825,110

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$22,351	$480	$67,299	$4,419

EXPENSES
Charges for mortality and expense risk, and
for administration	6,014	6,754	623	72,132	18,004
NET INVESTMENT INCOME (LOSS)	(6,014)	15,597	(143)	(4,833)	(13,585)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	93,982	72,070	12,029	26,429	307,468
Net realized gain (loss) on shares redeemed	(4,823)	9,855	3,557	217,967	36,753
Net change in unrealized appreciation (depreciation) on investments	90,858	(1,684)	9,347	308,980	114,095
NET GAIN (LOSS) ON INVESTMENTS	180,017	80,241	24,933	553,376	458,316

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$174,003	$95,838	$24,790	$548,543	$444,731

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$21,468,835	$502,265	$9,905,115	$2,906,234	$782,233
Net Assets	$21,468,835	$502,265	$9,905,115	$2,906,234	$782,233

NET ASSETS, representing:
Accumulation units	$21,468,835	$502,265	$9,905,115	$2,906,234	$782,233
	$21,468,835	$502,265	$9,905,115	$2,906,234	$782,233

Units outstanding	983,079	26,497	609,737	205,057	41,486

Portfolio shares held	567,808	12,915	1,260,193	270,347	22,472
Portfolio net asset value per share	$37.81	$38.89	$7.86	$10.75	$34.81
Investment in portfolio shares, at cost	$15,382,940	$472,324	$10,757,031	$3,994,717	$728,343

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$2,206	$—	$—	$3,140

EXPENSES
Charges for mortality and expense risk, and
for administration	111,644	3,023	52,199	15,920	4,631
NET INVESTMENT INCOME (LOSS)	(111,644)	(817)	(52,199)	(15,920)	(1,491)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	215,632	34,430	707,404	—	49,097
Net realized gain (loss) on shares redeemed	1,188,669	12,077	(146,375)	(239,731)	14,019
Net change in unrealized appreciation (depreciation) on investments	4,772,461	34,596	710,247	429,401	64,576
NET GAIN (LOSS) ON INVESTMENTS	6,176,762	81,103	1,271,276	189,670	127,692

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,065,118	$80,286	$1,219,077	$173,750	$126,201

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	American Funds IS® Asset Allocation Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$24,328,462	$27,186,907	$6,837,518	$11,601,625	$32,584,012
Net Assets	$24,328,462	$27,186,907	$6,837,518	$11,601,625	$32,584,012

NET ASSETS, representing:
Accumulation units	$24,328,462	$27,186,907	$6,837,518	$11,601,625	$32,584,012
	$24,328,462	$27,186,907	$6,837,518	$11,601,625	$32,584,012

Units outstanding	2,527,970	1,946,864	462,296	647,713	2,336,324

Portfolio shares held	2,158,692	1,200,835	204,594	209,038	1,282,330
Portfolio net asset value per share	$11.27	$22.64	$33.42	$55.50	$25.41
Investment in portfolio shares, at cost	$25,545,163	$28,000,997	$7,055,343	$10,213,366	$31,891,446

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	American Funds IS® Asset Allocation Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$974,578	$591,615	$144,164	$3,446	$619,144

EXPENSES
Charges for mortality and expense risk, and
for administration	208,341	272,411	38,094	58,439	193,440
NET INVESTMENT INCOME (LOSS)	766,237	319,204	106,070	(54,993)	425,704

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,269,007	200,720	1,349,449	1,412,053
Net realized gain (loss) on shares redeemed	(190,244)	65,950	(97,871)	623,299	(72,081)
Net change in unrealized appreciation (depreciation) on investments	(249,202)	(215,888)	495,256	1,001,116	2,717,445
NET GAIN (LOSS) ON INVESTMENTS	(439,446)	1,119,069	598,105	2,973,864	4,057,417

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$326,791	$1,438,273	$704,175	$2,918,871	$4,483,121

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America® (Class 4)	American Funds IS® Capital World Growth and Income Fund® (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$11,515,167	$10,474,190	$6,857,662	$2,220,929	$30,230,750
Net Assets	$11,515,167	$10,474,190	$6,857,662	$2,220,929	$30,230,750

NET ASSETS, representing:
Accumulation units	$11,515,167	$10,474,190	$6,857,662	$2,220,929	$30,230,750
	$11,515,167	$10,474,190	$6,857,662	$2,220,929	$30,230,750

Units outstanding	653,546	1,151,988	477,205	205,916	1,635,733

Portfolio shares held	704,723	1,154,817	454,752	130,566	247,024
Portfolio net asset value per share	$16.34	$9.07	$15.08	$17.01	$122.38
Investment in portfolio shares, at cost	$10,319,632	$11,499,814	$6,627,922	$2,946,106	$25,011,531

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America® (Class 4)	American Funds IS® Capital World Growth and Income Fund® (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$155,094	$413,739	$97,280	$18,943	$43,546

EXPENSES
Charges for mortality and expense risk, and
for administration	56,517	54,942	34,002	12,060	139,722
NET INVESTMENT INCOME (LOSS)	98,577	358,797	63,278	6,883	(96,176)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	84,736	—	—	82,882	589,744
Net realized gain (loss) on shares redeemed	106,733	(188,187)	7,705	(102,125)	405,077
Net change in unrealized appreciation (depreciation) on investments	1,396,777	(136,294)	645,810	49,535	5,921,172
NET GAIN (LOSS) ON INVESTMENTS	1,588,246	(324,481)	653,515	30,292	6,915,993

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,686,823	$34,316	$716,793	$37,175	$6,819,817

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)	American Funds IS® New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$10,787,188	$2,652,802	$3,306,011	$5,669,439	$4,461,701
Net Assets	$10,787,188	$2,652,802	$3,306,011	$5,669,439	$4,461,701

NET ASSETS, representing:
Accumulation units	$10,787,188	$2,652,802	$3,306,011	$5,669,439	$4,461,701
	$10,787,188	$2,652,802	$3,306,011	$5,669,439	$4,461,701

Units outstanding	619,691	244,648	283,245	322,853	265,689

Portfolio shares held	160,667	151,936	126,667	227,597	470,644
Portfolio net asset value per share	$67.14	$17.46	$26.10	$24.91	$9.48
Investment in portfolio shares, at cost	$9,152,601	$2,918,691	$3,548,043	$5,582,576	$4,621,618

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)	American Funds IS® New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$91,534	$26,388	$38,996	$22,376	$59,615

EXPENSES
Charges for mortality and expense risk, and
for administration	51,893	14,031	18,423	27,104	22,052
NET INVESTMENT INCOME (LOSS)	39,641	12,357	20,573	(4,728)	37,563

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	438,512	—	15,187	526,711	626,125
Net realized gain (loss) on shares redeemed	170,712	(57,269)	(40,190)	31,831	59,702
Net change in unrealized appreciation (depreciation) on investments	1,270,090	90,657	180,629	506,707	(132,929)
NET GAIN (LOSS) ON INVESTMENTS	1,879,314	33,388	155,626	1,065,249	552,898

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,918,955	$45,745	$176,199	$1,060,521	$590,461

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$1,922,320	$4,337,454	$4,373,661	$7,423,349	$32,780,163
Net Assets	$1,922,320	$4,337,454	$4,373,661	$7,423,349	$32,780,163

NET ASSETS, representing:
Accumulation units	$1,922,320	$4,337,454	$4,373,661	$7,423,349	$32,780,163
	$1,922,320	$4,337,454	$4,373,661	$7,423,349	$32,780,163

Units outstanding	116,016	259,113	279,747	456,833	2,217,552

Portfolio shares held	150,534	620,523	415,747	332,141	1,383,713
Portfolio net asset value per share	$12.77	$6.99	$10.52	$22.35	$23.69
Investment in portfolio shares, at cost	$2,023,117	$5,212,698	$4,714,015	$5,975,984	$30,393,069

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$33,615	$—	$101,884	$—	$535,092

EXPENSES
Charges for mortality and expense risk, and
for administration	12,745	20,540	25,164	39,506	170,995
NET INVESTMENT INCOME (LOSS)	20,870	(20,540)	76,720	(39,506)	364,097

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	145,054	1,585,160	326,654	598,977	941,725
Net realized gain (loss) on shares redeemed	26,105	73,196	(19,366)	360,875	211,987
Net change in unrealized appreciation (depreciation) on investments	34,968	(625,120)	32,994	955,867	2,594,155
NET GAIN (LOSS) ON INVESTMENTS	206,127	1,033,236	340,282	1,915,719	3,747,867

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$226,997	$1,012,696	$417,002	$1,876,213	$4,111,964

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$19,169,334	$9,005,230	$31,617,603	$1,200,054	$2,138,874
Net Assets	$19,169,334	$9,005,230	$31,617,603	$1,200,054	$2,138,874

NET ASSETS, representing:
Accumulation units	$19,169,334	$9,005,230	$31,617,603	$1,200,054	$2,138,874
	$19,169,334	$9,005,230	$31,617,603	$1,200,054	$2,138,874

Units outstanding	1,141,080	795,054	4,328,280	103,284	207,533

Portfolio shares held	238,573	252,885	4,002,228	19,064	68,335
Portfolio net asset value per share	$80.35	$35.61	$7.90	$62.95	$31.30
Investment in portfolio shares, at cost	$15,235,242	$8,912,580	$36,407,785	$1,009,733	$1,869,116

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	89,936	54,400	726,335	6,394	9,965
NET INVESTMENT INCOME (LOSS)	(89,936)	(54,400)	(726,335)	(6,394)	(9,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	708,427	52,371	(2,642,481)	31,089	21,774
Net change in unrealized appreciation (depreciation) on investments	4,699,864	431,172	2,183,661	128,147	196,884
NET GAIN (LOSS) ON INVESTMENTS	5,408,291	483,543	(458,820)	159,236	218,658

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,318,355	$429,143	$(1,185,155)	$152,842	$208,693

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$16,514,279	$6,817,128	$177,202,144	$2,071,680	$11,300,831
Net Assets	$16,514,279	$6,817,128	$177,202,144	$2,071,680	$11,300,831

NET ASSETS, representing:
Accumulation units	$16,514,279	$6,817,128	$177,202,144	$2,071,680	$11,300,831
	$16,514,279	$6,817,128	$177,202,144	$2,071,680	$11,300,831

Units outstanding	1,183,315	584,139	14,450,851	234,293	1,037,569

Portfolio shares held	373,626	155,820	3,486,172	161,977	1,587,195
Portfolio net asset value per share	$44.20	$43.75	$50.83	$12.79	$7.12
Investment in portfolio shares, at cost	$15,297,929	$5,779,175	$134,172,984	$2,032,698	$10,295,515

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	109,181	34,045	1,120,186	14,416	51,728
NET INVESTMENT INCOME (LOSS)	(109,181)	(34,045)	(1,120,186)	(14,416)	(51,728)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	618,378	101,969	7,829,432	33,153	97,532
Net change in unrealized appreciation (depreciation) on investments	357,386	637,770	18,739,590	(20,656)	645,259
NET GAIN (LOSS) ON INVESTMENTS	975,764	739,739	26,569,022	12,497	742,791

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$866,583	$705,694	$25,448,836	$(1,919)	$691,063

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$2,741,689	$12,642,244	$4,463,928	$14,348,204	$10,186,543
Net Assets	$2,741,689	$12,642,244	$4,463,928	$14,348,204	$10,186,543

NET ASSETS, representing:
Accumulation units	$2,741,689	$12,642,244	$4,463,928	$14,348,204	$10,186,543
	$2,741,689	$12,642,244	$4,463,928	$14,348,204	$10,186,543

Units outstanding	201,633	933,352	321,477	1,539,366	955,991

Portfolio shares held	22,501	68,820	73,674	982,754	162,465
Portfolio net asset value per share	$121.85	$183.70	$60.59	$14.60	$62.70
Investment in portfolio shares, at cost	$2,152,216	$9,338,380	$3,730,527	$14,171,948	$9,218,952

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	14,988	59,443	17,562	63,207	48,465
NET INVESTMENT INCOME (LOSS)	(14,988)	(59,443)	(17,562)	(63,207)	(48,465)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	147,969	549,803	81,270	18,103	137,374
Net change in unrealized appreciation (depreciation) on investments	442,574	2,250,409	476,349	280,959	578,306
NET GAIN (LOSS) ON INVESTMENTS	590,543	2,800,212	557,619	299,062	715,680

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$575,555	$2,740,769	$540,057	$235,855	$667,215

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$46,545,451	$476,447	$506,835	$667,947	$592,008
Net Assets	$46,545,451	$476,447	$506,835	$667,947	$592,008

NET ASSETS, representing:
Accumulation units	$46,545,451	$476,447	$506,835	$667,947	$592,008
	$46,545,451	$476,447	$506,835	$667,947	$592,008

Units outstanding	3,254,019	52,237	45,376	40,893	48,688

Portfolio shares held	325,926	36,905	107,380	16,808	17,300
Portfolio net asset value per share	$142.81	$12.91	$4.72	$39.74	$34.22
Investment in portfolio shares, at cost	$35,974,840	$476,005	$506,231	$668,248	$604,707

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$31,854	$4,504	$12,166

EXPENSES
Charges for mortality and expense risk, and
for administration	208,869	1,560	1,929	2,825	2,282
NET INVESTMENT INCOME (LOSS)	(208,869)	(1,560)	29,925	1,679	9,884

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	45,830	15,013
Net realized gain (loss) on shares redeemed	965,788	(3,004)	1,771	(2,315)	(45,668)
Net change in unrealized appreciation (depreciation) on investments	7,158,537	4,475	11,337	63,769	61,655
NET GAIN (LOSS) ON INVESTMENTS	8,124,325	1,471	13,108	107,284	31,000

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,915,456	$(89)	$43,033	$108,963	$40,884

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF International Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,578,255	$652,230	$2,059,457	$714,104	$2,087,907
Net Assets	$1,578,255	$652,230	$2,059,457	$714,104	$2,087,907

NET ASSETS, representing:
Accumulation units	$1,578,255	$652,230	$2,059,457	$714,104	$2,087,907
	$1,578,255	$652,230	$2,059,457	$714,104	$2,087,907

Units outstanding	110,574	39,707	121,722	46,740	164,429

Portfolio shares held	72,966	12,804	123,691	28,496	81,559
Portfolio net asset value per share	$21.63	$50.94	$16.65	$25.06	$25.60
Investment in portfolio shares, at cost	$1,583,442	$564,283	$1,884,006	$682,081	$2,183,689

STATEMENTS OF OPERATION
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF International Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$25,632	$7,466	$32,140	$20,422	$26,300

EXPENSES
Charges for mortality and expense risk, and
for administration	5,531	5,521	17,390	5,592	15,806
NET INVESTMENT INCOME (LOSS)	20,101	1,945	14,750	14,830	10,494

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	116,088	13,647	116,171	43,052	69,619
Net realized gain (loss) on shares redeemed	12,785	14,454	56,095	4,578	(50,308)
Net change in unrealized appreciation (depreciation) on investments	21,636	48,467	98,693	32,751	149,523
NET GAIN (LOSS) ON INVESTMENTS	150,509	76,568	270,959	80,381	168,834

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$170,610	$78,513	$285,709	$95,211	$179,328

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Small Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,527,247	$2,793,699	$1,384,772	$949,514	$577,790
Net Assets	$2,527,247	$2,793,699	$1,384,772	$949,514	$577,790

NET ASSETS, representing:
Accumulation units	$2,527,247	$2,793,699	$1,384,772	$949,514	$577,790
	$2,527,247	$2,793,699	$1,384,772	$949,514	$577,790

Units outstanding	235,297	153,516	73,223	68,040	47,299

Portfolio shares held	223,452	121,360	59,663	58,074	49,852
Portfolio net asset value per share	$11.31	$23.02	$23.21	$16.35	$11.59
Investment in portfolio shares, at cost	$2,559,884	$2,790,546	$1,101,910	$872,418	$598,113

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Small Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$130,304	$19,477	$—	$25,435	$23,129

EXPENSES
Charges for mortality and expense risk, and
for administration	19,123	7,435	4,569	13,696	4,766
NET INVESTMENT INCOME (LOSS)	111,181	12,042	(4,569)	11,739	18,363

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	281,510	103,917	5,432	18,088
Net realized gain (loss) on shares redeemed	3,528	125,423	64,265	70,709	7,147
Net change in unrealized appreciation (depreciation) on investments	(12,343)	(65,164)	158,534	108,478	(23,280)
NET GAIN (LOSS) ON INVESTMENTS	(8,815)	341,769	326,716	184,619	1,955

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$102,366	$353,811	$322,147	$196,358	$20,318

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Dimensional VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$1,426,220	$339,172	$1,458,374	$345,074	$30,648
Net Assets	$1,426,220	$339,172	$1,458,374	$345,074	$30,648

NET ASSETS, representing:
Accumulation units	$1,426,220	$339,172	$1,458,374	$345,074	$30,648
	$1,426,220	$339,172	$1,458,374	$345,074	$30,648

Units outstanding	100,316	19,439	90,269	18,735	2,320

Portfolio shares held	104,485	5,307	68,791	7,275	2,016
Portfolio net asset value per share	$13.65	$63.91	$21.20	$47.43	$15.20
Investment in portfolio shares, at cost	$1,456,955	$310,636	$1,538,498	$277,687	$28,335

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Dimensional VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$63,212	$2,459	$18,625	$—	$791

EXPENSES
Charges for mortality and expense risk, and
for administration	12,219	1,433	6,343	1,629	119
NET INVESTMENT INCOME (LOSS)	50,993	1,026	12,282	(1,629)	672

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	32,624	33,483	151,125	21,071	939
Net realized gain (loss) on shares redeemed	40,291	2,363	(4,704)	37,395	13
Net change in unrealized appreciation (depreciation) on investments	(50,621)	20,280	65,136	35,812	1,498
NET GAIN (LOSS) ON INVESTMENTS	22,294	56,126	211,557	94,278	2,450

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73,287	$57,152	$223,839	$92,649	$3,122

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
ASSETS
Investment in the portfolios, at fair value	$151,503	$648,764	$20,513,687	$290,659,277	$85,577
Net Assets	$151,503	$648,764	$20,513,687	$290,659,277	$85,577

NET ASSETS, representing:
Accumulation units	$151,503	$648,764	$20,513,687	$290,659,277	$85,577
	$151,503	$648,764	$20,513,687	$290,659,277	$85,577

Units outstanding	9,670	32,040	1,210,740	26,747,690	11,096

Portfolio shares held	10,624	15,739	976,377	29,065,928	10,475
Portfolio net asset value per share	$14.26	$41.22	$21.01	$10.00	$8.17
Investment in portfolio shares, at cost	$155,748	$462,996	$20,932,146	$290,659,277	$85,510

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$2,967	$—	$290,124	$12,432,522	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	756	2,669	247,169	1,501,331	1,800
NET INVESTMENT INCOME (LOSS)	2,211	(2,669)	42,955	10,931,191	(1,800)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	12,187	8,178	1,541,267	—	—
Net realized gain (loss) on shares redeemed	(281)	58,226	277,277	—	365
Net change in unrealized appreciation (depreciation) on investments	9,355	126,177	(246,736)	—	(3,041)
NET GAIN (LOSS) ON INVESTMENTS	21,261	192,581	1,571,808	—	(2,676)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$23,472	$189,912	$1,614,763	$10,931,191	$(4,476)

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034	AST Bond Portfolio 2035
ASSETS
Investment in the portfolios, at fair value	$55,994	$1,140,857	$158,596
Net Assets	$55,994	$1,140,857	$158,596

NET ASSETS, representing:
Accumulation units	$55,994	$1,140,857	$158,596
	$55,994	$1,140,857	$158,596

Units outstanding	3,818	117,479	16,625

Portfolio shares held	3,880	112,844	16,233
Portfolio net asset value per share	$14.43	$10.11	$9.77
Investment in portfolio shares, at cost	$52,838	$1,185,160	$162,607

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034	AST Bond Portfolio 2035
	1/1/2024	1/1/2024	1/2/2024*
	to	to	to
	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$912	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	285	25,771	2,672
NET INVESTMENT INCOME (LOSS)	627	(25,771)	(2,672)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,604	—	—
Net realized gain (loss) on shares redeemed	3,432	(78,270)	(8,925)
Net change in unrealized appreciation (depreciation) on investments	93	(47,872)	(4,012)
NET GAIN (LOSS) ON INVESTMENTS	7,129	(126,142)	(12,937)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,756	$(151,913)	$(15,609)

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$2,053,197	$(1,087,132)	$(2,406,816)	$(98,620)	$(90,925)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,214,324	21,059,265	802,396	819,686
Net change in unrealized appreciation (depreciation) on investments	—	355,617	17,833,483	230,785	42,332
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,053,197	1,482,809	36,485,932	934,561	771,093

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,462,018	1,692,724	233,904	—	—
Annuity payments	(950,006)	(478,957)	(1,636,223)	(72,030)	(6,336)
Surrenders, withdrawals and death benefits	(15,180,706)	(12,841,308)	(25,185,612)	(1,150,835)	(1,528,849)
Net transfers between other subaccounts
or fixed rate option	9,147,055	2,780,835	(3,938,925)	(1,751)	90,126
Miscellaneous transactions	750,482	(881)	(6,403)	(598)	(368)
Other charges	(70,134)	(17,664)	(87,876)	(181)	(443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,841,291)	(8,865,251)	(30,621,135)	(1,225,395)	(1,445,870)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,788,094)	(7,382,442)	5,864,797	(290,834)	(674,777)

NET ASSETS
Beginning of period	59,366,394	87,009,162	158,933,990	7,208,432	7,167,671
End of period	$57,578,300	$79,626,720	$164,798,787	$6,917,598	$6,492,894

Beginning units	46,019,971	26,325,198	24,768,730	1,557,198	1,689,722
Units issued	12,601,025	654,289	71,305	3,254	21,041
Units redeemed	(14,176,110)	(3,738,524)	(4,185,036)	(249,607)	(313,244)
Ending units	44,444,886	23,240,963	20,654,999	1,310,845	1,397,519
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(2,239,791)	$(1,119,288)	$(32,498)	$(4,733,185)	$(577,623)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,124,639	3,066,090	347,013	47,504,845	4,147,314
Net change in unrealized appreciation (depreciation) on investments	9,088,907	3,169,165	(215,711)	39,020,626	1,518,103
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,973,755	5,115,967	98,804	81,792,286	5,087,794

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	118,311	519,184	286,982	1,395,539	465,526
Annuity payments	(1,066,897)	(464,604)	—	(1,842,040)	(154,357)
Surrenders, withdrawals and death benefits	(23,926,506)	(11,810,985)	(1,019,963)	(54,803,774)	(5,300,469)
Net transfers between other subaccounts
or fixed rate option	(606,610)	960,816	226,562	(16,899,069)	105,625
Miscellaneous transactions	(30,749)	(797)	(75)	(4,718)	156
Other charges	(173,525)	(96,191)	(1,118)	(705,543)	(40,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,685,976)	(10,892,577)	(507,612)	(72,859,605)	(4,924,444)

TOTAL INCREASE (DECREASE) IN NET ASSETS	287,779	(5,776,610)	(408,808)	8,932,681	163,350

NET ASSETS
Beginning of period	144,222,887	78,062,779	3,204,378	380,093,401	38,424,897
End of period	$144,510,666	$72,286,169	$2,795,570	$389,026,082	$38,588,247

Beginning units	28,938,103	13,048,077	338,649	42,194,030	8,912,163
Units issued	420,129	221,345	31,834	457,192	145,143
Units redeemed	(5,010,214)	(1,894,548)	(82,445)	(7,586,857)	(1,305,987)
Ending units	24,348,018	11,374,874	288,038	35,064,365	7,751,319

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(4,121,857)	$(1,397,760)	$(55,315)	$156,379	$(354,677)
Capital gains distributions received	—	—	262,628	2,366,334	3,958,901
Net realized gain (loss) on shares redeemed	47,160,800	6,558,586	174,507	1,441,538	1,412,204
Net change in unrealized appreciation (depreciation) on investments	28,918,601	1,839,016	(143,182)	(94,125)	5,392,626
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,957,544	6,999,842	238,638	3,870,126	10,409,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	866,258	378,762	9,042	41,242	54,525
Annuity payments	(2,598,196)	(175,057)	(139,835)	(304,670)	(495,666)
Surrenders, withdrawals and death benefits	(42,220,186)	(15,440,009)	(1,040,311)	(5,678,026)	(6,875,696)
Net transfers between other subaccounts
or fixed rate option	(6,257,987)	(641,042)	122,782	(314,847)	(753,015)
Miscellaneous transactions	(27,001)	(11,089)	358	(3,317)	(282)
Other charges	(180,084)	(194,962)	(1,785)	(4,206)	(6,210)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(50,417,196)	(16,083,397)	(1,049,749)	(6,263,824)	(8,076,344)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,540,348	(9,083,555)	(811,111)	(2,393,698)	2,332,710

NET ASSETS
Beginning of period	267,523,975	109,419,108	11,249,781	38,720,036	46,865,994
End of period	$289,064,323	$100,335,553	$10,438,670	$36,326,338	$49,198,704

Beginning units	29,978,499	10,630,155	4,959,149	6,798,244	10,151,656
Units issued	282,105	337,034	186,233	72,027	42,281
Units redeemed	(5,185,473)	(1,859,251)	(613,710)	(1,086,180)	(1,664,220)
Ending units	25,075,131	9,107,938	4,531,672	5,784,091	8,529,717
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(702,030)	$(24,690)	$(101,448)	$(891,247)	$220,461
Capital gains distributions received	1,462,336	—	782,100	4,883,768	895,088
Net realized gain (loss) on shares redeemed	4,063,448	1,460,887	567,014	3,798,795	755,466
Net change in unrealized appreciation (depreciation) on investments	9,766,517	387,895	900,277	8,586,321	(688,540)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,590,271	1,824,092	2,147,943	16,377,637	1,182,475

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,514	37,807	10,880	184,182	33,869
Annuity payments	(546,367)	(240,018)	(169,020)	(295,165)	(92,566)
Surrenders, withdrawals and death benefits	(7,073,108)	(4,226,949)	(1,634,213)	(7,837,133)	(2,455,197)
Net transfers between other subaccounts
or fixed rate option	(948,702)	294,062	(9,999)	(830,835)	5,377
Miscellaneous transactions	(6,758)	(932)	(2,486)	(7,658)	(77)
Other charges	(5,864)	(4,415)	(1,847)	(6,734)	(2,456)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,549,285)	(4,140,445)	(1,806,685)	(8,793,343)	(2,511,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,040,986	(2,316,353)	341,258	7,584,294	(1,328,575)

NET ASSETS
Beginning of period	46,056,306	38,877,479	13,018,229	57,737,731	15,879,211
End of period	$52,097,292	$36,561,126	$13,359,487	$65,322,025	$14,550,636

Beginning units	7,289,454	8,215,095	2,137,886	7,578,759	2,782,980
Units issued	90,253	112,537	12,964	67,754	87,022
Units redeemed	(1,196,620)	(947,748)	(285,370)	(1,026,636)	(505,780)
Ending units	6,183,087	7,379,884	1,865,480	6,619,877	2,364,222
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(236,957)	$(60,573)	$(117,271)	$(146,471)	$(1,097,767)
Capital gains distributions received	—	3,116,924	375,693	268,189	—
Net realized gain (loss) on shares redeemed	(604,272)	(464,430)	303,890	754,681	10,834,103
Net change in unrealized appreciation (depreciation) on investments	2,386,577	(99,452)	1,165,493	1,613,350	(1,645,567)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,545,348	2,492,469	1,727,805	2,489,749	8,090,769

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,619	1,950	—	1,176	1,175,859
Annuity payments	(128,519)	(197,727)	(7,192)	(1,492)	(245,353)
Surrenders, withdrawals and death benefits	(2,080,292)	(2,194,289)	(632,142)	(1,269,012)	(11,831,226)
Net transfers between other subaccounts
or fixed rate option	(786,029)	(419,622)	(166,046)	(256,721)	(972,362)
Miscellaneous transactions	(3,447)	(3,234)	(3,372)	(92)	(26,918)
Other charges	(2,229)	(2,563)	(802)	(21,999)	(149,874)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,983,897)	(2,815,485)	(809,554)	(1,548,140)	(12,049,874)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,438,549)	(323,016)	918,251	941,609	(3,959,105)

NET ASSETS
Beginning of period	17,686,237	15,723,201	7,794,830	8,094,380	71,181,079
End of period	$16,247,688	$15,400,185	$8,713,081	$9,035,989	$67,221,974

Beginning units	3,372,214	5,089,869	2,490,997	2,071,048	12,353,606
Units issued	19,971	41,667	75,408	37,292	333,359
Units redeemed	(581,862)	(848,281)	(306,577)	(338,667)	(2,380,121)
Ending units	2,810,323	4,283,255	2,259,828	1,769,673	10,306,844
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/13/2024**	12/13/2024**

OPERATIONS
Net investment income (loss)	$(2,345,046)	$(44,270,004)	$(1,576,487)	$(3,699,129)	$(5,204,398)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,595,330	73,496,723	5,508,879	90,316,705	186,713,982
Net change in unrealized appreciation (depreciation) on investments	836,826	112,489,389	4,708,633	(48,624,093)	(112,707,711)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,087,110	141,716,108	8,641,025	37,993,483	68,801,873

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	839,260	1,731,240	476,742	1,410,948	1,550,743
Annuity payments	(155,499)	(2,166,842)	(474,254)	(338,558)	(297,243)
Surrenders, withdrawals and death benefits	(28,817,169)	(450,764,969)	(22,804,306)	(43,984,344)	(58,588,041)
Net transfers between other subaccounts
or fixed rate option	(11,211,594)	39,161,277	1,643,702	(320,060,407)	(452,466,869)
Miscellaneous transactions	(3,106)	1,372	2,245	(4,813)	(513)
Other charges	(1,754,191)	(39,615,761)	(1,034,178)	(2,742,185)	(3,934,670)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,102,299)	(451,653,683)	(22,190,049)	(365,719,359)	(513,736,593)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,015,189)	(309,937,575)	(13,549,024)	(327,725,876)	(444,934,720)

NET ASSETS
Beginning of period	202,271,400	3,208,395,027	145,894,506	327,725,876	444,934,720
End of period	$172,256,211	$2,898,457,452	$132,345,482	$—	$—

Beginning units	8,188,376	208,856,848	9,180,624	13,150,511	15,497,965
Units issued	622,065	16,734,606	735,811	666,453	878,178
Units redeemed	(2,137,662)	(45,283,324)	(2,045,974)	(13,816,964)	(16,376,143)
Ending units	6,672,779	180,308,130	7,870,461	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/13/2024**	12/31/2024	12/6/2024**	12/31/2024

OPERATIONS
Net investment income (loss)	$(12,937,959)	$(3,887,939)	$(1,810,327)	$(134,920,483)	$(3,522,282)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	58,822,140	144,542,158	8,428,979	3,949,985,782	20,736,802
Net change in unrealized appreciation (depreciation) on investments	37,115,586	(96,197,597)	(2,976,662)	(2,514,208,039)	(4,523,345)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	82,999,767	44,456,622	3,641,990	1,300,857,260	12,691,175

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,129,147	1,095,523	221,974	5,703,356	796,988
Annuity payments	(608,658)	(154,144)	(76,218)	(4,252,971)	(149,072)
Surrenders, withdrawals and death benefits	(145,511,952)	(40,935,216)	(15,415,258)	(1,453,072,259)	(42,609,736)
Net transfers between other subaccounts
or fixed rate option	269,281,056	(331,407,017)	152,640	(10,260,225,378)	(2,920,422)
Miscellaneous transactions	(14,945)	(6,290)	(1,474)	(57,353)	(9,120)
Other charges	(9,951,586)	(2,739,698)	(1,307,251)	(115,914,827)	(2,674,463)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	116,323,062	(374,146,842)	(16,425,587)	(11,827,819,432)	(47,565,825)

TOTAL INCREASE (DECREASE) IN NET ASSETS	199,322,829	(329,690,220)	(12,783,597)	(10,526,962,172)	(34,874,650)

NET ASSETS
Beginning of period	1,114,584,440	329,690,220	125,341,925	10,526,962,172	305,104,073
End of period	$1,313,907,269	$—	$112,558,328	$—	$270,229,423

Beginning units	37,293,185	12,078,789	9,758,084	501,170,128	11,862,912
Units issued	10,668,072	508,876	1,689,870	7,753,545	524,720
Units redeemed	(7,076,335)	(12,587,665)	(2,889,425)	(508,923,673)	(2,253,115)
Ending units	40,884,922	—	8,558,529	—	10,134,517

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(121,681,288)	$(22,673,575)	$(125,931,971)	$(34,216,028)	$(147,147,307)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	591,843,410	69,416,468	455,236,711	116,491,303	570,626,165
Net change in unrealized appreciation (depreciation) on investments	537,638,923	39,026,476	149,658,413	59,564,680	769,125,921
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,007,801,045	85,769,369	478,963,153	141,839,955	1,192,604,779

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,955,270	1,093,490	11,547,701	1,548,244	3,298,960
Annuity payments	(3,132,069)	(1,132,416)	(5,806,349)	(2,838,528)	(4,582,938)
Surrenders, withdrawals and death benefits	(1,225,587,551)	(176,139,573)	(1,262,769,640)	(428,117,804)	(1,482,323,129)
Net transfers between other subaccounts
or fixed rate option	87,960,302	(8,137,016)	10,179,320,481	99,619,985	134,601,551
Miscellaneous transactions	3,864	11,067	70,721	(15,965)	100,486
Other charges	(95,088,879)	(16,365,184)	(103,765,425)	(27,142,656)	(133,728,681)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,231,889,063)	(200,669,632)	8,818,597,489	(356,946,724)	(1,482,633,751)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(224,088,018)	(114,900,263)	9,297,560,642	(215,106,769)	(290,028,972)

NET ASSETS
Beginning of period	8,316,591,682	1,509,835,961	8,335,288,811	2,427,735,115	10,465,506,183
End of period	$8,092,503,664	$1,394,935,698	$17,632,849,453	$2,212,628,346	$10,175,477,211

Beginning units	364,807,745	102,039,516	418,426,774	155,960,625	526,556,651
Units issued	14,863,191	11,860,333	457,748,249	15,126,332	39,465,074
Units redeemed	(64,295,157)	(25,039,519)	(77,198,027)	(37,233,055)	(108,107,402)
Ending units	315,375,779	88,860,330	798,976,996	133,853,902	457,914,323

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio	AST International Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(62,047,466)	$(21,584,342)	$11,479,292	$(4,493,785)	$(5,686,805)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	314,644,241	197,500,037	—	22,390,741	22,814,541
Net change in unrealized appreciation (depreciation) on investments	148,881,988	243,093,359	—	10,064,779	3,580,550
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	401,478,763	419,009,054	11,479,292	27,961,735	20,708,286

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,392,766	6,680,231	4,986,312	2,219,183	1,595,966
Annuity payments	(3,300,530)	(1,872,404)	(584,783)	(479,872)	(315,553)
Surrenders, withdrawals and death benefits	(683,478,282)	(247,100,708)	(1,150,830,295)	(51,290,303)	(63,587,976)
Net transfers between other subaccounts
or fixed rate option	(39,516,082)	290,645,860	1,096,807,906	289,264,241	(726,462)
Miscellaneous transactions	19,958	(45,292)	(86,680)	5,036	(17,472)
Other charges	(52,193,888)	(14,773,602)	(1,795,734)	(3,235,864)	(4,200,590)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(777,076,058)	33,534,085	(51,503,274)	236,482,421	(67,252,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(375,597,295)	452,543,139	(40,023,982)	264,444,156	(46,543,801)

NET ASSETS
Beginning of period	4,494,111,014	1,663,455,111	343,812,977	344,016,316	485,135,008
End of period	$4,118,513,719	$2,115,998,250	$303,788,995	$608,460,472	$438,591,207

Beginning units	214,421,471	36,132,840	35,929,863	10,767,305	26,104,795
Units issued	3,660,191	7,990,220	38,167,924	8,901,884	1,563,469
Units redeemed	(38,394,474)	(8,096,572)	(43,504,673)	(2,628,143)	(4,975,141)
Ending units	179,687,188	36,026,488	30,593,114	17,041,046	22,693,123

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(83,887,431)	$(28,425,444)	$(1,811,682)	$(24,204,555)	$(5,955)
Capital gains distributions received	—	—	—	—	50,900
Net realized gain (loss) on shares redeemed	361,009,327	(4,545,444)	4,061,561	102,331,962	4,858
Net change in unrealized appreciation (depreciation) on investments	(208,544,449)	36,450,707	2,432,328	58,982,134	66,655
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	68,577,447	3,479,819	4,682,207	137,109,541	116,458

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,643	4,366,431	664,024	662,123	—
Annuity payments	(2,488,404)	(1,446,866)	(54,687)	(704,386)	—
Surrenders, withdrawals and death benefits	(530,739,694)	(320,282,325)	(17,779,293)	(265,988,449)	(49,029)
Net transfers between other subaccounts
or fixed rate option	(1,360,386,161)	201,162,341	(1,142,240)	(552,256)	(21,697)
Miscellaneous transactions	(35,341)	(16,083)	(2,268)	9,799	—
Other charges	(93,871,871)	(22,327,298)	(1,440,950)	(21,704,685)	(3,173)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,987,518,828)	(138,543,800)	(19,755,414)	(288,277,854)	(73,899)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,918,941,381)	(135,063,981)	(15,073,207)	(151,168,313)	42,559

NET ASSETS
Beginning of period	7,102,109,651	2,269,363,297	143,389,182	1,742,988,913	543,638
End of period	$5,183,168,270	$2,134,299,316	$128,315,975	$1,591,820,600	$586,197

Beginning units	523,657,098	186,447,686	15,478,624	92,324,100	13,561
Units issued	363,087,990	18,845,804	2,139,296	3,501,402	1,852
Units redeemed	(516,498,149)	(30,041,631)	(4,186,008)	(17,940,720)	(3,648)
Ending units	370,246,939	175,251,859	13,431,912	77,884,782	11,765

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$1,040	$(5,337)	$(16,429)	$(4,216)	$(8,408)
Capital gains distributions received	71,806	40,681	58,602	49,440	25,774
Net realized gain (loss) on shares redeemed	(11,450)	29,974	1,088	19,927	5,543
Net change in unrealized appreciation (depreciation) on investments	(43,320)	39,637	(43,436)	(11,534)	67,401
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,076	104,955	(175)	53,617	90,310

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,737)	(57,647)	(86,153)	(29,321)	(403,196)
Net transfers between other subaccounts
or fixed rate option	14,876	(57,656)	(5,257)	(42,906)	113,573
Miscellaneous transactions	—	1	(134)	2	1,058
Other charges	(1,461)	(4,422)	(11,392)	(3,246)	(5,729)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,678	(119,724)	(102,936)	(75,471)	(294,294)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,754	(14,769)	(103,111)	(21,854)	(203,984)

NET ASSETS
Beginning of period	173,656	437,134	1,358,036	405,833	802,327
End of period	$199,410	$422,365	$1,254,925	$383,979	$598,343

Beginning units	7,535	24,383	36,738	14,347	28,220
Units issued	2,100	2,878	6,133	1,053	6,321
Units redeemed	(1,615)	(8,787)	(8,682)	(3,335)	(15,622)
Ending units	8,020	18,474	34,189	12,065	18,919

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(4,832)	$37	$(6,254)	$(2,451)	$(1,167)
Capital gains distributions received	20,140	3,859	20,946	1,383	—
Net realized gain (loss) on shares redeemed	16,440	(2,185)	(24,616)	22	4,906
Net change in unrealized appreciation (depreciation) on investments	6,976	1,546	32,936	9,641	19,227
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	38,724	3,257	23,012	8,595	22,966

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(99,646)	(4,657)	(260,280)	(25,425)	(2,472)
Net transfers between other subaccounts
or fixed rate option	(46,163)	1,392	31,043	(14,712)	14,945
Miscellaneous transactions	—	(1)	1,025	—	—
Other charges	(3,924)	(972)	(4,014)	(2,133)	(334)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(149,733)	(4,238)	(232,226)	(42,270)	12,139

TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,009)	(981)	(209,214)	(33,675)	35,105

NET ASSETS
Beginning of period	491,882	118,293	650,197	245,912	69,991
End of period	$380,873	$117,312	$440,983	$212,237	$105,096

Beginning units	20,184	7,093	21,122	9,948	4,968
Units issued	3,876	1,234	3,066	2,904	1,824
Units redeemed	(9,093)	(1,536)	(9,888)	(4,402)	(1,083)
Ending units	14,967	6,791	14,300	8,450	5,709
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	4/30/2024**	12/31/2024

OPERATIONS
Net investment income (loss)	$1,352	$(10,530)	$(9,353)	$1,780	$(6,234)
Capital gains distributions received	—	17,453	90,718	—	17,748
Net realized gain (loss) on shares redeemed	5,781	33,032	81,136	(56,981)	4,687
Net change in unrealized appreciation (depreciation) on investments	58,743	210,268	(82,258)	55,701	50,814
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	65,876	250,223	80,243	500	67,015

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(15,771)	(265,212)	(169,133)	(1,629)	(31,874)
Net transfers between other subaccounts
or fixed rate option	(24,720)	174,527	(218,714)	(103,825)	(13,778)
Miscellaneous transactions	—	(32)	527	(41)	—
Other charges	(3,225)	(6,232)	(7,078)	(143)	(846)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(43,716)	(96,949)	(394,398)	(105,638)	(46,498)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,160	153,274	(314,155)	(105,138)	20,517

NET ASSETS
Beginning of period	322,028	869,219	1,096,207	105,138	357,048
End of period	$344,188	$1,022,493	$782,052	$—	$377,565

Beginning units	16,839	22,368	42,411	5,406	50,463
Units issued	5,001	7,706	7,437	—	—
Units redeemed	(7,145)	(10,348)	(18,941)	(5,406)	(5,831)
Ending units	14,695	19,726	30,907	—	44,632

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST Bond Portfolio 2024
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	1/2/2024**	12/31/2024**

OPERATIONS
Net investment income (loss)	$(2,252)	$(6,084,548)	$(7,926)	$(43)	$(342,179)
Capital gains distributions received	—	—	59,485	—	—
Net realized gain (loss) on shares redeemed	(3,171)	126,066,275	10,916	9,398	2,081,638
Net change in unrealized appreciation (depreciation) on investments	25,611	(23,834,836)	10,713	(9,381)	(1,232,406)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,188	96,146,891	73,188	(26)	507,053

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	6,391,596	—	—	—
Annuity payments	—	(193,785)	—	—	—
Surrenders, withdrawals and death benefits	(39,588)	(313,737,647)	(31,481)	—	(4,302,148)
Net transfers between other subaccounts
or fixed rate option	(8)	(16,512,180)	(36,895)	(192,024)	(34,324,096)
Miscellaneous transactions	—	35,186	—	(296)	404
Other charges	(194)	(2,577,577)	(1,442)	(361)	(28,781)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(39,790)	(326,594,407)	(69,818)	(192,681)	(38,654,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,602)	(230,447,516)	3,370	(192,707)	(38,147,568)

NET ASSETS
Beginning of period	150,726	814,156,103	558,980	192,707	38,147,568
End of period	$131,124	$583,708,587	$562,350	$—	$—

Beginning units	5,044	47,966,857	15,306	18,939	3,947,422
Units issued	—	863,199	—	740	552,080
Units redeemed	(1,268)	(18,463,779)	(1,760)	(19,679)	(4,499,502)
Ending units	3,776	30,366,277	13,546	—	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(2,334,241)	$(181,766,032)	$(3,020,655)	$(248,934)	$(36,630,139)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,852,298	207,109,478	14,996,478	173,932	146,939,713
Net change in unrealized appreciation (depreciation) on investments	15,085,682	(185,260,835)	40,247,151	489,351	144,965,908
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,603,739	(159,917,389)	52,222,974	414,349	255,275,482

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	863,650	182	3,163,040	—	368,288
Annuity payments	(32,117)	(2,152,178)	(72,514)	—	(751,141)
Surrenders, withdrawals and death benefits	(23,063,372)	(1,175,529,138)	(44,784,428)	(1,911,856)	(362,731,992)
Net transfers between other subaccounts
or fixed rate option	(1,858,431)	25,139	6,335,818	18,060,972	171,577,351
Miscellaneous transactions	2,187	2,429	44,110	(224)	33,438
Other charges	(1,661,406)	(1,377,755)	(2,047,930)	(2,390)	(38,547,800)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,749,489)	(1,179,031,321)	(37,361,904)	16,146,502	(230,051,856)

TOTAL INCREASE (DECREASE) IN NET ASSETS	854,250	(1,338,948,710)	14,861,070	16,560,851	25,223,626

NET ASSETS
Beginning of period	182,015,614	10,102,353,436	240,855,879	2,662,975	2,498,225,656
End of period	$182,869,864	$8,763,404,726	$255,716,949	$19,223,826	$2,523,449,282

Beginning units	7,195,658	925,435,303	9,997,105	239,164	142,216,228
Units issued	557,967	3,613,508	967,338	2,119,460	30,350,350
Units redeemed	(1,444,414)	(112,488,266)	(2,281,688)	(689,383)	(42,992,651)
Ending units	6,309,211	816,560,545	8,682,755	1,669,241	129,573,927

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(81,075)	$(1,567,808)	$361,042	$(127,276)	$(9,569)
Capital gains distributions received	—	—	3,483,191	—	—
Net realized gain (loss) on shares redeemed	111,706	(562,471)	(224,042)	(51,845)	(35,596)
Net change in unrealized appreciation (depreciation) on investments	38,559	4,647,277	186,142	275,270	172,918
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	69,190	2,516,998	3,806,333	96,149	127,753

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,008,518	706,795	—	138
Annuity payments	—	(135,270)	—	—	(1,111)
Surrenders, withdrawals and death benefits	(314,697)	(22,847,991)	(7,028,333)	(521,145)	(604,637)
Net transfers between other subaccounts
or fixed rate option	1,546	13,790,908	(1,171,646)	(1,286,431)	96,881
Miscellaneous transactions	(274)	(1,474)	(1,553)	314	(56)
Other charges	(3,263)	(1,338,284)	(231,532)	(3,340)	(9,746)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(316,688)	(9,523,593)	(7,726,269)	(1,810,602)	(518,531)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(247,498)	(7,006,595)	(3,919,936)	(1,714,453)	(390,778)

NET ASSETS
Beginning of period	4,149,309	152,036,804	47,721,807	6,716,396	2,916,091
End of period	$3,901,811	$145,030,209	$43,801,871	$5,001,943	$2,525,313

Beginning units	430,897	15,832,254	3,425,908	712,208	291,275
Units issued	495,789	2,038,041	59,367	131,005	24,293
Units redeemed	(528,850)	(2,934,270)	(557,737)	(326,225)	(73,580)
Ending units	397,836	14,936,025	2,927,538	516,988	241,988

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(360,564)	$(37,022)	$(272,205)	$(720,833)	$(4,792)
Capital gains distributions received	—	—	—	—	253,303
Net realized gain (loss) on shares redeemed	(457,161)	23,109	(164,904)	(1,343,993)	55,042
Net change in unrealized appreciation (depreciation) on investments	926,022	4,824	300,574	1,418,162	241,255
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	108,297	(9,089)	(136,535)	(646,664)	544,808

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	328,085
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,707,941)	(1,197)	(1,567,478)	(8,171,531)	(246,916)
Net transfers between other subaccounts
or fixed rate option	(735,972)	(506,589)	370,412	3,518,135	(58,579)
Miscellaneous transactions	301	8	207	2,380	114
Other charges	(6,963)	(369)	(9,123)	(22,131)	(1,312)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,450,575)	(508,147)	(1,205,982)	(4,673,147)	21,392

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,342,278)	(517,236)	(1,342,517)	(5,319,811)	566,200

NET ASSETS
Beginning of period	20,405,152	1,989,955	14,796,169	38,642,674	1,613,547
End of period	$14,062,874	$1,472,719	$13,453,652	$33,322,863	$2,179,747

Beginning units	2,112,134	206,675	1,486,142	4,529,270	107,148
Units issued	41,155	35,031	120,630	943,371	22,314
Units redeemed	(706,655)	(87,462)	(242,930)	(1,492,629)	(20,778)
Ending units	1,446,634	154,244	1,363,842	3,980,012	108,684

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(8,249)	$(7,553)	$63,469	$(3,580)	$6,662
Capital gains distributions received	—	420,027	—	—	15,395
Net realized gain (loss) on shares redeemed	48,342	135,440	443	(43,173)	(1,820)
Net change in unrealized appreciation (depreciation) on investments	649,169	(67,953)	(30,086)	102,591	1,358
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	689,262	479,961	33,826	55,838	21,595

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	161,954	100,091	777,311	180,058	846
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(78,556)	(454,546)	(261,834)	(116,790)	(25,773)
Net transfers between other subaccounts
or fixed rate option	396,593	377,491	203,407	145,859	49,637
Miscellaneous transactions	(106)	—	(14)	126	(1)
Other charges	(2,817)	(4,309)	(1,597)	(1,068)	(1,273)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	477,068	18,727	717,273	208,185	23,436

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,166,330	498,688	751,099	264,023	45,031

NET ASSETS
Beginning of period	1,470,677	1,233,652	1,307,494	566,422	374,453
End of period	$2,637,007	$1,732,340	$2,058,593	$830,445	$419,484

Beginning units	96,446	74,033	135,811	50,250	30,899
Units issued	45,716	40,215	115,016	43,466	11,252
Units redeemed	(17,342)	(33,990)	(39,780)	(24,248)	(9,996)
Ending units	124,820	80,258	211,047	69,468	32,155

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$45,093	$6,537	$2,827	$5,179	$24,040
Capital gains distributions received	—	44,529	149	15,881	27,007
Net realized gain (loss) on shares redeemed	(25,171)	31,325	(8,817)	11,587	(10,084)
Net change in unrealized appreciation (depreciation) on investments	(1,057)	164,922	7,243	232,402	(2,983)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,865	247,313	1,402	265,049	37,980

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	142,095	17,291	—	24,668	340,192
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(239,371)	(82,416)	(61,450)	(125,177)	(173,186)
Net transfers between other subaccounts
or fixed rate option	(807,860)	(74,277)	(20,053)	742,233	(41,713)
Miscellaneous transactions	(125)	(10)	(54)	84	(12)
Other charges	(1,160)	(2,770)	(513)	(2,425)	(2,356)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(906,421)	(142,182)	(82,070)	639,383	122,925

TOTAL INCREASE (DECREASE) IN NET ASSETS	(887,556)	105,131	(80,668)	904,432	160,905

NET ASSETS
Beginning of period	2,107,662	1,091,505	196,577	1,320,836	1,005,112
End of period	$1,220,106	$1,196,636	$115,909	$2,225,268	$1,166,017

Beginning units	221,834	74,308	21,420	101,759	100,945
Units issued	29,057	6,382	1,411	64,040	42,702
Units redeemed	(125,238)	(14,949)	(10,352)	(16,122)	(30,985)
Ending units	125,653	65,741	12,479	149,677	112,662

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$34,844	$76,040	$12,498	$23,873	$3,090
Capital gains distributions received	—	17,411	169,625	79,577	3,719
Net realized gain (loss) on shares redeemed	(16,215)	66,882	56,123	(33,115)	(12,911)
Net change in unrealized appreciation (depreciation) on investments	(8,504)	(6,141)	251,842	153,343	15,991
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,125	154,192	490,088	223,678	9,889

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,724	437,121	—	32,024	15,984
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(144,962)	(786,214)	(151,670)	(35,508)	(42,608)
Net transfers between other subaccounts
or fixed rate option	11,669	(3,102)	73,868	(716,914)	(73,361)
Miscellaneous transactions	(3)	(272)	266	—	—
Other charges	(4,238)	(4,835)	(4,863)	(4,775)	(188)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(126,810)	(357,302)	(82,399)	(725,173)	(100,173)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,685)	(203,110)	407,689	(501,495)	(90,284)

NET ASSETS
Beginning of period	1,778,974	3,385,039	2,007,993	2,149,712	260,328
End of period	$1,662,289	$3,181,929	$2,415,682	$1,648,217	$170,044

Beginning units	194,020	291,708	139,746	175,738	24,168
Units issued	17,023	72,910	40,943	3,003	1,506
Units redeemed	(30,650)	(101,408)	(43,702)	(60,538)	(10,874)
Ending units	180,393	263,210	136,987	118,203	14,800

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	American Funds IS® Asset Allocation Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(4,042)	$18,429	$25,191	$105,804	$81,536
Capital gains distributions received	—	—	29,141	—	202,640
Net realized gain (loss) on shares redeemed	37,902	956	172,617	35,663	(8,319)
Net change in unrealized appreciation (depreciation) on investments	181,943	5,508	(87,804)	19,630	427,767
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	215,803	24,893	139,145	161,097	703,624

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	159,321	96,806	26,408	228,982	2,412
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(130,377)	(21,887)	(15,440)	(434,174)	(98,508)
Net transfers between other subaccounts
or fixed rate option	(36,959)	19,871	(9,467)	161,975	(5,584)
Miscellaneous transactions	1	(45)	4	(60)	—
Other charges	(780)	(482)	(1,179)	(3,483)	(8,455)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,794)	94,263	326	(46,760)	(110,135)

TOTAL INCREASE (DECREASE) IN NET ASSETS	207,009	119,156	139,471	114,337	593,489

NET ASSETS
Beginning of period	611,609	356,917	1,467,957	2,655,853	4,464,223
End of period	$818,618	$476,073	$1,607,428	$2,770,190	$5,057,712

Beginning units	43,470	33,557	126,092	263,127	363,234
Units issued	13,110	12,929	100,002	153,206	15,728
Units redeemed	(12,536)	(4,103)	(99,388)	(152,616)	(23,799)
Ending units	44,044	42,383	126,706	263,717	355,163

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® The Bond Fund of America® (Class 1)	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	American Funds IS® U.S. Government Securities Fund® (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$22,519	$96,224	$(8,213)	$31,708	$46,964
Capital gains distributions received	17,270	—	92,176	189,418	—
Net realized gain (loss) on shares redeemed	97,638	(17,388)	217,785	56,347	(44,653)
Net change in unrealized appreciation (depreciation) on investments	220,853	(63,285)	770,980	666,460	(3,421)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	358,280	15,551	1,072,728	943,933	(1,110)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	552,323	403,301	518,139	720,575	100,207
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(401,417)	(257,263)	(616,167)	(262,223)	(445,649)
Net transfers between other subaccounts
or fixed rate option	(394,123)	742,001	(144,211)	(37,458)	316,421
Miscellaneous transactions	105	(145)	(579)	(177)	—
Other charges	(657)	(3,274)	(5,016)	(3,004)	(2,011)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(243,769)	884,620	(247,834)	417,713	(31,032)

TOTAL INCREASE (DECREASE) IN NET ASSETS	114,511	900,171	824,894	1,361,646	(32,142)

NET ASSETS
Beginning of period	1,963,977	1,729,802	3,350,415	3,707,476	1,120,876
End of period	$2,078,488	$2,629,973	$4,175,309	$5,069,122	$1,088,734

Beginning units	135,574	180,279	207,208	260,322	115,852
Units issued	46,725	144,333	61,870	50,117	45,011
Units redeemed	(61,256)	(52,771)	(71,761)	(22,678)	(48,469)
Ending units	121,043	271,841	197,317	287,761	112,394

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	Dimensional VA Global Bond Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$19,821	$(2,636)	$71,563	$10,028	$20,368
Capital gains distributions received	88,597	231,176	251,793	65,344	—
Net realized gain (loss) on shares redeemed	28,306	61,027	3,424	(57,727)	(3,244)
Net change in unrealized appreciation (depreciation) on investments	(11,556)	(76,472)	(37,397)	87,908	(5,396)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	125,168	213,095	289,383	105,553	11,728

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	39,781	—	82,895	2,335	287,119
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(49,899)	(10,261)	(255,711)	(526,559)	(68,574)
Net transfers between other subaccounts
or fixed rate option	(298,483)	(384,714)	177,871	(189,022)	5,577
Miscellaneous transactions	15	—	510	1	—
Other charges	(810)	(625)	(2,006)	(1,936)	(394)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(309,396)	(395,600)	3,559	(715,181)	223,728

TOTAL INCREASE (DECREASE) IN NET ASSETS	(184,228)	(182,505)	292,942	(609,628)	235,456

NET ASSETS
Beginning of period	1,375,737	855,335	3,023,717	1,644,768	242,409
End of period	$1,191,509	$672,830	$3,316,659	$1,035,140	$477,865

Beginning units	98,818	59,166	226,372	138,930	25,396
Units issued	17,739	5,243	21,955	14,653	31,211
Units redeemed	(38,582)	(29,084)	(21,863)	(73,489)	(8,813)
Ending units	77,975	35,325	226,464	80,094	47,794

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$37,213	$21,391	$26,333	$28,314	$(267)
Capital gains distributions received	—	163,186	196,810	53,890	237
Net realized gain (loss) on shares redeemed	428	60,925	51,500	12,193	6,662
Net change in unrealized appreciation (depreciation) on investments	2,767	(59,495)	(202,673)	174,790	13,041
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,408	186,007	71,970	269,187	19,673

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,272	128,200	1,225,227	—	15,925
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,441)	(402,160)	(507,896)	(88,509)	(36,182)
Net transfers between other subaccounts
or fixed rate option	(306,018)	(12,242)	(16,192)	370,168	(1,092)
Miscellaneous transactions	—	(176)	502	(18)	(23)
Other charges	(1,960)	(2,954)	(3,908)	(3,980)	(134)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(327,147)	(289,332)	697,733	277,661	(21,506)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(286,739)	(103,325)	769,703	546,848	(1,833)

NET ASSETS
Beginning of period	1,121,463	1,374,662	1,866,731	1,578,436	65,793
End of period	$834,724	$1,271,337	$2,636,434	$2,125,284	$63,960

Beginning units	111,256	105,100	110,241	115,535	4,629
Units issued	15,942	24,807	66,259	31,489	1,220
Units redeemed	(48,201)	(43,327)	(31,441)	(12,227)	(2,226)
Ending units	78,997	86,580	145,059	134,797	3,623

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$4,080	$28,883	$4,370	$155,176	$(1,684)
Capital gains distributions received	3,868	—	12,687	—	—
Net realized gain (loss) on shares redeemed	17,474	11,579	25,779	35,424	5,430
Net change in unrealized appreciation (depreciation) on investments	54,306	158,634	59,616	(34,468)	14,903
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	79,728	199,096	102,452	156,132	18,649

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	132,622	469,170	49,886	287,683	97,894
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,618)	(174,848)	(94,481)	(605,219)	(89,807)
Net transfers between other subaccounts
or fixed rate option	20,548	464,331	(26,879)	309,446	(13,874)
Miscellaneous transactions	144	70	579	53	124
Other charges	(641)	(3,368)	(634)	(1,588)	(975)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	146,055	755,355	(71,529)	(9,625)	(6,638)

TOTAL INCREASE (DECREASE) IN NET ASSETS	225,783	954,451	30,923	146,507	12,011

NET ASSETS
Beginning of period	418,244	1,658,232	325,041	2,066,174	340,307
End of period	$644,027	$2,612,683	$355,964	$2,212,681	$352,318

Beginning units	29,669	147,773	23,558	174,264	28,931
Units issued	16,611	92,752	5,142	125,041	8,607
Units redeemed	(6,998)	(28,419)	(9,179)	(125,945)	(8,931)
Ending units	39,282	212,106	19,521	173,360	28,607

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$926	$14,950	$3,297	$87,846	$(6,435)
Capital gains distributions received	13,329	—	270,012	—	62,563
Net realized gain (loss) on shares redeemed	7,244	58,926	63,579	11,228	89,110
Net change in unrealized appreciation (depreciation) on investments	20,644	74,199	(9,597)	45,317	306,498
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,143	148,075	327,291	144,391	451,736

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,219,425	352,873	117,135	225,727
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(41,651)	(249,947)	(268,010)	(144,108)	(118,850)
Net transfers between other subaccounts
or fixed rate option	94,794	(10,752)	(253,996)	465,534	(103,389)
Miscellaneous transactions	—	(112)	67	16	(107)
Other charges	(476)	(2,135)	(1,844)	(2,558)	(2,515)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,667	956,479	(170,910)	436,019	866

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,810	1,104,554	156,381	580,410	452,602

NET ASSETS
Beginning of period	156,890	2,105,490	1,969,089	2,102,093	1,295,012
End of period	$251,700	$3,210,044	$2,125,470	$2,682,503	$1,747,614

Beginning units	11,350	170,880	140,068	200,633	67,157
Units issued	6,479	103,989	31,739	73,299	19,652
Units redeemed	(3,099)	(33,191)	(42,680)	(31,676)	(19,615)
Ending units	14,730	241,678	129,127	242,256	67,194

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$8,326	$456	$(4,200)	$227,382	$22,811
Capital gains distributions received	26,343	5,221	45,352	—	—
Net realized gain (loss) on shares redeemed	16,222	(3,500)	(6,785)	(4,046)	342
Net change in unrealized appreciation (depreciation) on investments	79,933	25,846	28,169	(239,518)	(181)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	130,824	28,023	62,536	(16,182)	22,972

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	97,468	76,453	160,030	16,134	17,775
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(124,770)	(199,621)	(172,804)	(8,169)	(24,040)
Net transfers between other subaccounts
or fixed rate option	69,338	19,556	106,684	236,519	401
Miscellaneous transactions	105	192	40	7	(25)
Other charges	(380)	(23)	(942)	(1,343)	(1,416)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	41,761	(103,443)	93,008	243,148	(7,305)

TOTAL INCREASE (DECREASE) IN NET ASSETS	172,585	(75,420)	155,544	226,966	15,667

NET ASSETS
Beginning of period	419,422	231,706	1,046,477	2,554,434	363,669
End of period	$592,007	$156,286	$1,202,021	$2,781,400	$379,336

Beginning units	37,440	19,367	89,361	280,202	36,213
Units issued	16,825	8,270	25,177	29,827	1,742
Units redeemed	(13,207)	(15,720)	(15,974)	(2,576)	(2,527)
Ending units	41,058	11,917	98,564	307,453	35,428
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(6,014)	$15,597	$(143)	$(4,833)	$(13,585)
Capital gains distributions received	93,982	72,070	12,029	26,429	307,468
Net realized gain (loss) on shares redeemed	(4,823)	9,855	3,557	217,967	36,753
Net change in unrealized appreciation (depreciation) on investments	90,858	(1,684)	9,347	308,980	114,095
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	174,003	95,838	24,790	548,543	444,731

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	119,438	188,808	—	831,388	1,144,541
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(223,261)	(337,942)	(76,187)	(690,930)	(258,615)
Net transfers between other subaccounts
or fixed rate option	629,779	57,479	1,376	166,970	(103,697)
Miscellaneous transactions	516	(9)	—	(3,578)	1,002
Other charges	(1,007)	(1,886)	(130)	(17,104)	(14,435)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	525,465	(93,550)	(74,941)	286,746	768,796

TOTAL INCREASE (DECREASE) IN NET ASSETS	699,468	2,288	(50,151)	835,289	1,213,527

NET ASSETS
Beginning of period	869,235	1,379,640	178,640	6,705,259	2,817,652
End of period	$1,568,703	$1,381,928	$128,489	$7,540,548	$4,031,179

Beginning units	69,960	117,984	12,175	484,699	168,830
Units issued	62,845	21,653	624	479,099	74,433
Units redeemed	(22,194)	(29,043)	(5,248)	(457,217)	(34,031)
Ending units	110,611	110,594	7,551	506,581	209,232

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(111,644)	$(817)	$(52,199)	$(15,920)	$(1,491)
Capital gains distributions received	215,632	34,430	707,404	—	49,097
Net realized gain (loss) on shares redeemed	1,188,669	12,077	(146,375)	(239,731)	14,019
Net change in unrealized appreciation (depreciation) on investments	4,772,461	34,596	710,247	429,401	64,576
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,065,118	80,286	1,219,077	173,750	126,201

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,975,609	56,428	948,658	53,413	94,545
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,115,143)	(26,592)	(918,983)	(392,577)	(39,678)
Net transfers between other subaccounts
or fixed rate option	(2,050,415)	2,209	32,250	45,036	(104,199)
Miscellaneous transactions	3,028	5	(35)	7	291
Other charges	(91,369)	(2,683)	(44,411)	(13,772)	(3,802)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,278,290)	29,367	17,479	(307,893)	(52,843)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,786,828	109,653	1,236,556	(134,143)	73,358

NET ASSETS
Beginning of period	17,682,007	392,612	8,668,559	3,040,377	708,875
End of period	$21,468,835	$502,265	$9,905,115	$2,906,234	$782,233

Beginning units	1,098,822	24,553	607,616	227,191	44,271
Units issued	155,502	8,511	101,450	21,607	10,908
Units redeemed	(271,245)	(6,567)	(99,329)	(43,741)	(13,693)
Ending units	983,079	26,497	609,737	205,057	41,486

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	American Funds IS® Asset Allocation Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$766,237	$319,204	$106,070	$(54,993)	$425,704
Capital gains distributions received	—	1,269,007	200,720	1,349,449	1,412,053
Net realized gain (loss) on shares redeemed	(190,244)	65,950	(97,871)	623,299	(72,081)
Net change in unrealized appreciation (depreciation) on investments	(249,202)	(215,888)	495,256	1,001,116	2,717,445
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	326,791	1,438,273	704,175	2,918,871	4,483,121

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,386,773	2,509,788	539,286	1,525,074	1,448,512
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,775,666)	(1,644,536)	(1,116,272)	(1,407,583)	(1,574,455)
Net transfers between other subaccounts
or fixed rate option	1,839,317	1,291,375	(213,741)	11,588	(2,405,503)
Miscellaneous transactions	(1,811)	9,607	76	(4,165)	2,086
Other charges	(62,684)	(37,342)	(33,750)	(48,477)	(170,234)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,385,929	2,128,892	(824,401)	76,437	(2,699,594)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,712,720	3,567,165	(120,226)	2,995,308	1,783,527

NET ASSETS
Beginning of period	22,615,742	23,619,742	6,957,744	8,606,317	30,800,485
End of period	$24,328,462	$27,186,907	$6,837,518	$11,601,625	$32,584,012

Beginning units	2,383,158	1,796,374	520,973	637,896	2,549,872
Units issued	2,001,510	2,003,246	81,620	223,315	226,913
Units redeemed	(1,856,698)	(1,852,756)	(140,297)	(213,498)	(440,461)
Ending units	2,527,970	1,946,864	462,296	647,713	2,336,324

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America® (Class 4)	American Funds IS® Capital World Growth and Income Fund® (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$98,577	$358,797	$63,278	$6,883	$(96,176)
Capital gains distributions received	84,736	—	—	82,882	589,744
Net realized gain (loss) on shares redeemed	106,733	(188,187)	7,705	(102,125)	405,077
Net change in unrealized appreciation (depreciation) on investments	1,396,777	(136,294)	645,810	49,535	5,921,172
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,686,823	34,316	716,793	37,175	6,819,817

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	877,084	993,910	880,511	96,293	4,022,731
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(560,029)	(873,937)	(502,832)	(160,004)	(2,343,871)
Net transfers between other subaccounts
or fixed rate option	249,016	489,016	413,985	98,057	8,439
Miscellaneous transactions	103	(1,163)	519	(11)	(1,667)
Other charges	(46,568)	(48,451)	(28,744)	(11,125)	(118,806)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	519,606	559,375	763,439	23,210	1,566,826

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,206,429	593,691	1,480,232	60,385	8,386,643

NET ASSETS
Beginning of period	9,308,738	9,880,499	5,377,430	2,160,544	21,844,107
End of period	$11,515,167	$10,474,190	$6,857,662	$2,220,929	$30,230,750

Beginning units	624,456	1,091,268	423,113	203,473	1,543,531
Units issued	129,771	286,024	108,560	28,505	367,699
Units redeemed	(100,681)	(225,304)	(54,468)	(26,062)	(275,497)
Ending units	653,546	1,151,988	477,205	205,916	1,635,733

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)	American Funds IS® New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$39,641	$12,357	$20,573	$(4,728)	$37,563
Capital gains distributions received	438,512	—	15,187	526,711	626,125
Net realized gain (loss) on shares redeemed	170,712	(57,269)	(40,190)	31,831	59,702
Net change in unrealized appreciation (depreciation) on investments	1,270,090	90,657	180,629	506,707	(132,929)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,918,955	45,745	176,199	1,060,521	590,461

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,365,586	311,713	214,007	369,325	508,802
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(923,906)	(266,550)	(392,875)	(270,467)	(296,810)
Net transfers between other subaccounts
or fixed rate option	236,364	(109,174)	125,197	435,522	56,211
Miscellaneous transactions	276	105	(151)	(224)	737
Other charges	(44,026)	(11,997)	(15,702)	(22,174)	(18,263)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	634,294	(75,903)	(69,524)	511,982	250,677

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,553,249	(30,158)	106,675	1,572,503	841,138

NET ASSETS
Beginning of period	8,233,939	2,682,960	3,199,336	4,096,936	3,620,563
End of period	$10,787,188	$2,652,802	$3,306,011	$5,669,439	$4,461,701

Beginning units	583,005	253,456	289,880	290,332	249,051
Units issued	137,620	59,647	36,130	65,296	55,827
Units redeemed	(100,934)	(68,455)	(42,765)	(32,775)	(39,189)
Ending units	619,691	244,648	283,245	322,853	265,689

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$20,870	$(20,540)	$76,720	$(39,506)	$364,097
Capital gains distributions received	145,054	1,585,160	326,654	598,977	941,725
Net realized gain (loss) on shares redeemed	26,105	73,196	(19,366)	360,875	211,987
Net change in unrealized appreciation (depreciation) on investments	34,968	(625,120)	32,994	955,867	2,594,155
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	226,997	1,012,696	417,002	1,876,213	4,111,964

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	61,506	730,825	258,596	267,237	4,037,818
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(673,478)	(498,937)	(774,783)	(873,748)	(2,036,516)
Net transfers between other subaccounts
or fixed rate option	(148,988)	(265,195)	(307,502)	(551,329)	(459,665)
Miscellaneous transactions	225	(3,411)	(8)	796	5,004
Other charges	(10,568)	(17,491)	(21,753)	(31,058)	(145,153)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(771,303)	(54,209)	(845,450)	(1,188,102)	1,401,488

TOTAL INCREASE (DECREASE) IN NET ASSETS	(544,306)	958,487	(428,448)	688,111	5,513,452

NET ASSETS
Beginning of period	2,466,626	3,378,967	4,802,109	6,735,238	27,266,711
End of period	$1,922,320	$4,337,454	$4,373,661	$7,423,349	$32,780,163

Beginning units	162,949	264,993	335,366	541,720	2,120,907
Units issued	11,935	92,002	47,829	65,592	452,135
Units redeemed	(58,868)	(97,882)	(103,448)	(150,479)	(355,490)
Ending units	116,016	259,113	279,747	456,833	2,217,552

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(89,936)	$(54,400)	$(726,335)	$(6,394)	$(9,965)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	708,427	52,371	(2,642,481)	31,089	21,774
Net change in unrealized appreciation (depreciation) on investments	4,699,864	431,172	2,183,661	128,147	196,884
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,318,355	429,143	(1,185,155)	152,842	208,693

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,581,189	834,541	—	118,523	457,456
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,658,362)	(1,057,578)	(11,455,202)	(155,357)	(111,476)
Net transfers between other subaccounts
or fixed rate option	1,445,593	(473,483)	(2,176,192)	67,877	153,148
Miscellaneous transactions	2,765	371	(1,369)	111	(182)
Other charges	(75,672)	(46,117)	(22,333)	(5,546)	(8,345)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(704,487)	(742,266)	(13,655,096)	25,608	490,601

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,613,868	(313,123)	(14,840,251)	178,450	699,294

NET ASSETS
Beginning of period	14,555,466	9,318,353	46,457,854	1,021,604	1,439,580
End of period	$19,169,334	$9,005,230	$31,617,603	$1,200,054	$2,138,874

Beginning units	1,193,960	858,345	6,217,704	100,450	158,316
Units issued	398,792	137,489	165,801	19,340	66,362
Units redeemed	(451,672)	(200,780)	(2,055,225)	(16,506)	(17,145)
Ending units	1,141,080	795,054	4,328,280	103,284	207,533

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(109,181)	$(34,045)	$(1,120,186)	$(14,416)	$(51,728)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	618,378	101,969	7,829,432	33,153	97,532
Net change in unrealized appreciation (depreciation) on investments	357,386	637,770	18,739,590	(20,656)	645,259
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	866,583	705,694	25,448,836	(1,919)	691,063

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	160,162	789,820	1,436,731	246,690	1,064,658
Annuity payments	(46,918)	—	(363,524)	—	—
Surrenders, withdrawals and death benefits	(4,030,242)	(744,098)	(31,630,523)	(1,462,698)	(869,449)
Net transfers between other subaccounts
or fixed rate option	(424,841)	394,438	(4,854,785)	633,705	1,357,547
Miscellaneous transactions	(371)	508	(4,489)	(176)	735
Other charges	(85,312)	(31,146)	(863,331)	(12,880)	(46,208)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,427,522)	409,522	(36,279,921)	(595,359)	1,507,283

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,560,939)	1,115,216	(10,831,085)	(597,278)	2,198,346

NET ASSETS
Beginning of period	20,075,218	5,701,912	188,033,229	2,668,958	9,102,485
End of period	$16,514,279	$6,817,128	$177,202,144	$2,071,680	$11,300,831

Beginning units	1,489,201	547,809	17,568,192	302,472	899,623
Units issued	96,347	110,476	112,086	153,561	287,940
Units redeemed	(402,233)	(74,146)	(3,229,427)	(221,740)	(149,994)
Ending units	1,183,315	584,139	14,450,851	234,293	1,037,569

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(14,988)	$(59,443)	$(17,562)	$(63,207)	$(48,465)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	147,969	549,803	81,270	18,103	137,374
Net change in unrealized appreciation (depreciation) on investments	442,574	2,250,409	476,349	280,959	578,306
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	575,555	2,740,769	540,057	235,855	667,215

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	563,411	1,540,764	1,276,634	3,982,793	1,101,186
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(242,095)	(690,500)	(169,429)	(1,389,078)	(879,862)
Net transfers between other subaccounts
or fixed rate option	(281,682)	(192,350)	268,041	2,370,088	424,331
Miscellaneous transactions	690	4,739	559	851	1,236
Other charges	(12,999)	(51,173)	(14,829)	(55,257)	(42,576)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	27,325	611,480	1,360,976	4,909,397	604,315

TOTAL INCREASE (DECREASE) IN NET ASSETS	602,880	3,352,249	1,901,033	5,145,252	1,271,530

NET ASSETS
Beginning of period	2,138,809	9,289,995	2,562,895	9,202,952	8,915,013
End of period	$2,741,689	$12,642,244	$4,463,928	$14,348,204	$10,186,543

Beginning units	196,969	890,859	221,426	1,007,934	899,680
Units issued	69,340	247,073	132,149	776,753	224,510
Units redeemed	(64,676)	(204,580)	(32,098)	(245,321)	(168,199)
Ending units	201,633	933,352	321,477	1,539,366	955,991

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(208,869)	$(1,560)	$29,925	$1,679	$9,884
Capital gains distributions received	—	—	—	45,830	15,013
Net realized gain (loss) on shares redeemed	965,788	(3,004)	1,771	(2,315)	(45,668)
Net change in unrealized appreciation (depreciation) on investments	7,158,537	4,475	11,337	63,769	61,655
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,915,456	(89)	43,033	108,963	40,884

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,207,924	142,899	151,695	28,775	129,184
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,363,406)	(38,800)	(95,196)	(39,971)	(12,211)
Net transfers between other subaccounts
or fixed rate option	2,534,399	(134,403)	46,950	(13,839)	(212,979)
Miscellaneous transactions	507	(415)	(40)	—	(504)
Other charges	(179,815)	(176)	(675)	(12)	(257)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,199,609	(30,895)	102,734	(25,047)	(96,767)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,115,065	(30,984)	145,767	83,916	(55,883)

NET ASSETS
Beginning of period	31,430,386	507,431	361,068	584,031	647,891
End of period	$46,545,451	$476,447	$506,835	$667,947	$592,008

Beginning units	2,717,481	56,009	35,063	42,547	59,142
Units issued	907,611	17,996	20,248	2,494	28,430
Units redeemed	(371,073)	(21,768)	(9,935)	(4,148)	(38,884)
Ending units	3,254,019	52,237	45,376	40,893	48,688

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF International Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$20,101	$1,945	$14,750	$14,830	$10,494
Capital gains distributions received	116,088	13,647	116,171	43,052	69,619
Net realized gain (loss) on shares redeemed	12,785	14,454	56,095	4,578	(50,308)
Net change in unrealized appreciation (depreciation) on investments	21,636	48,467	98,693	32,751	149,523
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	170,610	78,513	285,709	95,211	179,328

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,266	35,109	475,695	51,820	197,617
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(195,417)	(58,309)	(433,656)	(15,808)	(215,327)
Net transfers between other subaccounts
or fixed rate option	(8,023)	(17,824)	(96,890)	(99,547)	(100,488)
Miscellaneous transactions	—	(128)	53	1	683
Other charges	(2,506)	(904)	(1,980)	(1,498)	(2,657)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(140,680)	(42,056)	(56,778)	(65,032)	(120,172)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,930	36,457	228,931	30,179	59,156

NET ASSETS
Beginning of period	1,548,325	615,773	1,830,526	683,925	2,028,751
End of period	$1,578,255	$652,230	$2,059,457	$714,104	$2,087,907

Beginning units	120,693	42,166	123,333	51,149	172,930
Units issued	8,781	3,167	45,507	4,791	21,598
Units redeemed	(18,900)	(5,626)	(47,118)	(9,200)	(30,099)
Ending units	110,574	39,707	121,722	46,740	164,429

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Small Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$111,181	$12,042	$(4,569)	$11,739	$18,363
Capital gains distributions received	—	281,510	103,917	5,432	18,088
Net realized gain (loss) on shares redeemed	3,528	125,423	64,265	70,709	7,147
Net change in unrealized appreciation (depreciation) on investments	(12,343)	(65,164)	158,534	108,478	(23,280)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	102,366	353,811	322,147	196,358	20,318

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	335,346	1,556,098	83,054	—	126,650
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(253,041)	(353,475)	(129,207)	(970,473)	(148,524)
Net transfers between other subaccounts
or fixed rate option	27,073	(266,642)	3,363	(21,241)	(5,072)
Miscellaneous transactions	9	(228)	—	—	212
Other charges	(4,538)	(2,568)	(493)	(2,586)	(1,536)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	104,849	933,185	(43,283)	(994,300)	(28,270)

TOTAL INCREASE (DECREASE) IN NET ASSETS	207,215	1,286,996	278,864	(797,942)	(7,952)

NET ASSETS
Beginning of period	2,320,032	1,506,703	1,105,908	1,747,456	585,742
End of period	$2,527,247	$2,793,699	$1,384,772	$949,514	$577,790

Beginning units	225,255	103,604	76,664	139,312	49,344
Units issued	38,058	87,067	18,355	—	12,605
Units redeemed	(28,016)	(37,155)	(21,796)	(71,272)	(14,650)
Ending units	235,297	153,516	73,223	68,040	47,299

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Dimensional VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$50,993	$1,026	$12,282	$(1,629)	$672
Capital gains distributions received	32,624	33,483	151,125	21,071	939
Net realized gain (loss) on shares redeemed	40,291	2,363	(4,704)	37,395	13
Net change in unrealized appreciation (depreciation) on investments	(50,621)	20,280	65,136	35,812	1,498
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,287	57,152	223,839	92,649	3,122

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	401,773	54,720	49,045	145,403	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(365,912)	(5,024)	(66,166)	(183,128)	—
Net transfers between other subaccounts
or fixed rate option	16,200	(10,083)	(169,521)	(7,418)	—
Miscellaneous transactions	(30)	—	7	1,132	—
Other charges	(1,503)	(257)	(1,984)	(840)	(15)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	50,528	39,356	(188,619)	(44,851)	(15)

TOTAL INCREASE (DECREASE) IN NET ASSETS	123,815	96,508	35,220	47,798	3,107

NET ASSETS
Beginning of period	1,302,405	242,664	1,423,154	297,276	27,541
End of period	$1,426,220	$339,172	$1,458,374	$345,074	$30,648

Beginning units	96,893	16,988	102,476	20,542	2,322
Units issued	58,575	3,525	5,321	8,853	—
Units redeemed	(55,152)	(1,074)	(17,528)	(10,660)	(2)
Ending units	100,316	19,439	90,269	18,735	2,320

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$2,211	$(2,669)	$42,955	$10,931,191	$(1,800)
Capital gains distributions received	12,187	8,178	1,541,267	—	—
Net realized gain (loss) on shares redeemed	(281)	58,226	277,277	—	365
Net change in unrealized appreciation (depreciation) on investments	9,355	126,177	(246,736)	—	(3,041)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,472	189,912	1,614,763	10,931,191	(4,476)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,262	143,683	2,908,134	336,575,378	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(27,022)	(69,328)	(1,081,524)	(168,001,200)	(19,723)
Net transfers between other subaccounts
or fixed rate option	(2,148)	(102,590)	2,734,583	(95,596,544)	(2,223)
Miscellaneous transactions	—	(49)	15,138	(125,265)	—
Other charges	(321)	(976)	—	(654,680)	(56)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,229)	(29,260)	4,576,331	72,197,689	(22,002)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,243	160,652	6,191,094	83,128,880	(26,478)

NET ASSETS
Beginning of period	139,260	488,112	14,322,593	207,530,397	112,055
End of period	$151,503	$648,764	$20,513,687	$290,659,277	$85,577

Beginning units	10,409	32,823	928,930	19,853,595	14,018
Units issued	1,243	19,805	1,812,526	37,989,726	—
Units redeemed	(1,982)	(20,588)	(1,530,716)	(31,095,631)	(2,922)
Ending units	9,670	32,040	1,210,740	26,747,690	11,096

The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034	AST Bond Portfolio 2035
	1/1/2024	1/1/2024	1/2/2024*
	to	to	to
	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$627	$(25,771)	$(2,672)
Capital gains distributions received	3,604	—	—
Net realized gain (loss) on shares redeemed	3,432	(78,270)	(8,925)
Net change in unrealized appreciation (depreciation) on investments	93	(47,872)	(4,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,756	(151,913)	(15,609)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,112	—	—
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	(27,274)	(143,384)	—
Net transfers between other subaccounts
or fixed rate option	19,482	1,262,962	174,282
Miscellaneous transactions	—	—	(77)
Other charges	(67)	(1,777)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,747)	1,117,801	174,205

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,009	965,888	158,596

NET ASSETS
Beginning of period	51,985	174,969	—
End of period	$55,994	$1,140,857	$158,596

Beginning units	4,080	17,277	—
Units issued	1,688	499,102	47,620
Units redeemed	(1,950)	(398,900)	(30,995)
Ending units	3,818	117,479	16,625

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$2,306,506	$(1,142,714)	$(1,779,718)	$(97,644)	$(92,134)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,442,142	13,980,292	659,333	768,176
Net change in unrealized appreciation (depreciation) on investments	—	4,632,052	21,578,594	502,405	264,442
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,306,506	4,931,480	33,779,168	1,064,094	940,484

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,651,950	4,169,811	190,830	22,063	—
Annuity payments	(1,221,148)	(1,014,621)	(1,507,398)	(141,365)	(131,439)
Surrenders, withdrawals and death benefits	(23,556,198)	(11,253,051)	(16,326,166)	(777,324)	(1,260,860)
Net transfers between other subaccounts
or fixed rate option	6,505,888	1,023,916	28,258,478	21,453	10,850
Miscellaneous transactions	(7,091)	1,507	(5,147)	858	(280)
Other charges	(82,230)	(19,027)	(88,374)	(170)	(414)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,708,829)	(7,091,465)	10,522,223	(874,485)	(1,382,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,402,323)	(2,159,985)	44,301,391	189,609	(441,659)

NET ASSETS
Beginning of period	72,768,717	89,169,147	114,632,599	7,018,823	7,609,330
End of period	$59,366,394	$87,009,162	$158,933,990	$7,208,432	$7,167,671

Beginning units	56,002,658	29,547,049	23,627,114	1,765,754	2,063,277
Units issued	12,416,763	1,042,345	4,628,755	59,581	7,669
Units redeemed	(22,399,450)	(4,264,196)	(3,487,139)	(268,137)	(381,224)
Ending units	46,019,971	26,325,198	24,768,730	1,557,198	1,689,722
The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,129,932)	$(1,154,898)	$(36,808)	$(4,325,960)	$(536,575)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,263,334	1,844,836	154,646	28,045,059	3,298,329
Net change in unrealized appreciation (depreciation) on investments	6,753,321	6,843,553	(91,451)	55,714,953	3,324,421
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,886,723	7,533,491	26,387	79,434,052	6,086,175

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	419,388	1,098,081	35,176	1,100,519	666,149
Annuity payments	(1,197,827)	(858,780)	—	(1,938,556)	(640,847)
Surrenders, withdrawals and death benefits	(19,110,219)	(10,893,004)	(549,942)	(43,375,226)	(4,047,112)
Net transfers between other subaccounts
or fixed rate option	(322,776)	670,568	(131,020)	(2,397,254)	(83,740)
Miscellaneous transactions	(7,811)	1,303	(112)	27,549	(7,813)
Other charges	(188,230)	(108,297)	(815)	(771,183)	(41,162)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(20,407,475)	(10,090,129)	(646,713)	(47,354,151)	(4,154,525)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,520,752)	(2,556,638)	(620,326)	32,079,901	1,931,650

NET ASSETS
Beginning of period	146,743,639	80,619,417	3,824,704	348,013,500	36,493,247
End of period	$144,222,887	$78,062,779	$3,204,378	$380,093,401	$38,424,897

Beginning units	33,399,551	14,955,762	411,162	48,605,834	10,017,118
Units issued	288,191	337,529	15,547	721,199	243,299
Units redeemed	(4,749,639)	(2,245,214)	(88,060)	(7,133,003)	(1,348,254)
Ending units	28,938,103	13,048,077	338,649	42,194,030	8,912,163
The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,499,059)	$(1,053,523)	$(51,365)	$265,817	$(315,223)
Capital gains distributions received	—	—	—	1,579,404	1,068,582
Net realized gain (loss) on shares redeemed	31,157,559	3,732,342	(7,059)	777,314	(118,483)
Net change in unrealized appreciation (depreciation) on investments	70,996,200	9,524,543	1,609,504	289,194	8,440,259
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	98,654,700	12,203,362	1,551,080	2,911,729	9,075,135

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,103,236	285,029	19,179	20,421	45,885
Annuity payments	(1,924,071)	(525,961)	(61,568)	(657,184)	(844,570)
Surrenders, withdrawals and death benefits	(29,520,748)	(9,709,282)	(1,424,180)	(5,314,768)	(6,000,409)
Net transfers between other subaccounts
or fixed rate option	(4,491,168)	49,485,588	(278,779)	(9,438)	(450,715)
Miscellaneous transactions	6,501	(2,664)	4,937	(472)	2,729
Other charges	(181,808)	(152,027)	(1,592)	(5,683)	(11,628)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(35,008,058)	39,380,683	(1,742,003)	(5,967,124)	(7,258,708)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,646,642	51,584,045	(190,923)	(3,055,395)	1,816,427

NET ASSETS
Beginning of period	203,877,333	57,835,063	11,440,704	41,775,431	45,049,567
End of period	$267,523,975	$109,419,108	$11,249,781	$38,720,036	$46,865,994

Beginning units	34,683,313	6,559,972	5,771,273	7,927,250	11,898,413
Units issued	359,930	5,335,997	50,976	32,497	26,971
Units redeemed	(5,064,744)	(1,265,814)	(863,100)	(1,161,503)	(1,773,728)
Ending units	29,978,499	10,630,155	4,959,149	6,798,244	10,151,656
The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(536,296)	$44,222	$(108,047)	$(746,746)	$159,203
Capital gains distributions received	—	—	673,132	4,211,658	1,355,030
Net realized gain (loss) on shares redeemed	1,502,473	1,072,861	396,052	1,856,892	891,744
Net change in unrealized appreciation (depreciation) on investments	13,724,542	2,434,275	1,443,095	10,360,430	(1,264,551)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,690,719	3,551,358	2,404,232	15,682,234	1,141,426

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,130	37,676	92,536	497,244	13,146
Annuity payments	(1,276,896)	(266,790)	(114,051)	(477,741)	(240,465)
Surrenders, withdrawals and death benefits	(4,816,032)	(4,063,393)	(1,943,879)	(5,980,427)	(2,867,184)
Net transfers between other subaccounts
or fixed rate option	(696,284)	(170,266)	(32,912)	(534,437)	(478,968)
Miscellaneous transactions	304	2,106	128	490	2,003
Other charges	(7,397)	(6,347)	(1,985)	(7,958)	(3,380)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,783,175)	(4,467,014)	(2,000,163)	(6,502,829)	(3,574,848)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,907,544	(915,656)	404,069	9,179,405	(2,433,422)

NET ASSETS
Beginning of period	38,148,762	39,793,135	12,614,160	48,558,326	18,312,633
End of period	$46,056,306	$38,877,479	$13,018,229	$57,737,731	$15,879,211

Beginning units	8,516,178	9,200,344	2,521,036	8,571,614	3,454,215
Units issued	60,642	59,079	18,110	90,278	34,391
Units redeemed	(1,287,366)	(1,044,328)	(401,260)	(1,083,133)	(705,626)
Ending units	7,289,454	8,215,095	2,137,886	7,578,759	2,782,980
The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(224,835)	$(14,463)	$(102,064)	$(117,367)	$(1,072,695)
Capital gains distributions received	—	1,524,962	541,857	—	—
Net realized gain (loss) on shares redeemed	(894,628)	(962,832)	198,664	293,025	6,982,197
Net change in unrealized appreciation (depreciation) on investments	4,753,266	3,406,137	1,429,204	2,343,256	7,442,931
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,633,803	3,953,804	2,067,661	2,518,914	13,352,433

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,740	16,150	—	2,925	495,741
Annuity payments	(124,390)	(82,918)	(189,529)	(10,521)	(260,189)
Surrenders, withdrawals and death benefits	(1,670,547)	(1,770,908)	(1,271,526)	(1,090,184)	(8,207,438)
Net transfers between other subaccounts
or fixed rate option	409,834	(361,754)	316,108	41,693	103,843
Miscellaneous transactions	543	(113)	(808)	8	(1,643)
Other charges	(2,683)	(2,216)	(757)	(19,920)	(162,426)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,385,503)	(2,201,759)	(1,146,512)	(1,075,999)	(8,032,112)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,248,300	1,752,045	921,149	1,442,915	5,320,321

NET ASSETS
Beginning of period	15,437,937	13,971,156	6,873,681	6,651,465	65,860,758
End of period	$17,686,237	$15,723,201	$7,794,830	$8,094,380	$71,181,079

Beginning units	3,689,310	5,919,068	2,925,471	2,439,142	13,945,809
Units issued	91,768	21,169	311,484	95,440	273,602
Units redeemed	(408,864)	(850,368)	(745,958)	(463,534)	(1,865,805)
Ending units	3,372,214	5,089,869	2,490,997	2,071,048	12,353,606
The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,298,361)	$(42,555,564)	$(1,584,627)	$(3,787,146)	$(5,181,809)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,241,949	(6,439,441)	3,458,157	5,221,931	17,489,494
Net change in unrealized appreciation (depreciation) on investments	12,887,820	243,782,545	10,724,488	35,457,739	65,473,423
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	16,831,408	194,787,540	12,598,018	36,892,524	77,781,108

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,079,624	1,358,865	580,943	1,302,604	1,782,191
Annuity payments	(167,803)	(3,324,679)	(107,456)	(108,608)	(107,939)
Surrenders, withdrawals and death benefits	(21,003,579)	(288,034,331)	(17,266,372)	(30,969,105)	(39,526,409)
Net transfers between other subaccounts
or fixed rate option	53,194,309	1,398,930,392	3,100,643	13,081,540	10,092,235
Miscellaneous transactions	(9,463)	6,717	(3,318)	(10,888)	(1,538)
Other charges	(1,794,891)	(39,482,407)	(1,108,395)	(2,959,254)	(4,230,208)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	31,298,197	1,069,454,557	(14,803,955)	(19,663,711)	(31,991,668)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,129,605	1,264,242,097	(2,205,937)	17,228,813	45,789,440

NET ASSETS
Beginning of period	154,141,795	1,944,152,930	148,100,443	310,497,063	399,145,280
End of period	$202,271,400	$3,208,395,027	$145,894,506	$327,725,876	$444,934,720

Beginning units	6,865,263	137,607,546	10,177,019	14,001,071	16,690,526
Units issued	3,591,120	162,652,693	1,608,290	2,541,956	2,379,478
Units redeemed	(2,268,007)	(91,403,391)	(2,604,685)	(3,392,516)	(3,572,039)
Ending units	8,188,376	208,856,848	9,180,624	13,150,511	15,497,965
The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(12,578,212)	$(3,955,542)	$(1,955,500)	$(141,386,616)	$(3,516,202)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,176,233	20,220,136	16,839,639	394,184,040	18,115,548
Net change in unrealized appreciation (depreciation) on investments	74,107,686	15,958,172	(15,426,059)	1,158,268,450	20,689,692
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	87,705,707	32,222,766	(541,920)	1,411,065,874	35,289,038

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,035,767	1,589,433	540,908	4,815,506	1,165,643
Annuity payments	(1,232,294)	(562,309)	(318,803)	(3,802,532)	(160,721)
Surrenders, withdrawals and death benefits	(105,769,825)	(32,317,036)	(15,919,906)	(949,771,813)	(28,211,873)
Net transfers between other subaccounts
or fixed rate option	7,411,130	6,684,463	(15,737,196)	269,888,954	4,212,958
Miscellaneous transactions	13,560	4,462	367	8,867	(7,061)
Other charges	(10,306,127)	(2,954,252)	(1,465,338)	(129,419,746)	(2,867,406)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(104,847,789)	(27,555,239)	(32,899,968)	(808,280,764)	(25,868,460)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,142,082)	4,667,527	(33,441,888)	602,785,110	9,420,578

NET ASSETS
Beginning of period	1,131,726,522	325,022,693	158,783,813	9,924,177,062	295,683,495
End of period	$1,114,584,440	$329,690,220	$125,341,925	$10,526,962,172	$305,104,073

Beginning units	40,855,519	13,157,252	12,219,547	542,541,563	12,926,707
Units issued	4,179,826	1,983,660	3,615,000	75,876,875	1,550,569
Units redeemed	(7,742,160)	(3,062,123)	(6,076,463)	(117,248,310)	(2,614,364)
Ending units	37,293,185	12,078,789	9,758,084	501,170,128	11,862,912
The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(111,539,194)	$(22,407,601)	$(112,048,652)	$(34,072,631)	$(131,556,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	450,380,033	67,745,321	366,062,215	119,447,475	438,869,734
Net change in unrealized appreciation (depreciation) on investments	812,706,138	67,951,193	781,949,534	129,881,028	1,090,451,398
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,151,546,977	113,288,913	1,035,963,097	215,255,872	1,397,764,305

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,813,083	784,680	7,964,439	2,479,836	2,561,457
Annuity payments	(2,863,998)	(1,771,544)	(5,923,500)	(4,777,150)	(3,488,391)
Surrenders, withdrawals and death benefits	(667,800,564)	(132,671,275)	(780,569,134)	(290,172,129)	(835,512,461)
Net transfers between other subaccounts
or fixed rate option	1,057,709,986	66,353,803	378,535,282	153,143,975	2,252,443,611
Miscellaneous transactions	51,990	6,266	(9,665)	342	4,623
Other charges	(92,962,744)	(16,401,127)	(97,489,920)	(27,556,541)	(126,106,713)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	299,947,753	(83,699,197)	(497,492,498)	(166,881,667)	1,289,902,126

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,451,494,730	29,589,716	538,470,599	48,374,205	2,687,666,431

NET ASSETS
Beginning of period	6,865,096,952	1,480,246,245	7,796,818,212	2,379,360,910	7,777,839,752
End of period	$8,316,591,682	$1,509,835,961	$8,335,288,811	$2,427,735,115	$10,465,506,183

Beginning units	347,065,124	108,587,271	444,810,017	167,992,362	448,826,975
Units issued	109,253,857	37,937,523	81,364,079	56,587,598	260,311,389
Units redeemed	(91,511,236)	(44,485,278)	(107,747,322)	(68,619,335)	(182,581,713)
Ending units	364,807,745	102,039,516	418,426,774	155,960,625	526,556,651

The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio	AST International Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(61,479,245)	$(19,100,819)	$12,350,766	$(3,984,801)	$(4,854,845)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	240,324,078	103,640,778	—	8,155,616	13,170,144
Net change in unrealized appreciation (depreciation) on investments	339,259,528	456,832,914	—	42,887,858	52,106,054
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	518,104,361	541,372,873	12,350,766	47,058,673	60,421,353

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,284,435	6,601,939	7,063,034	1,858,461	1,552,510
Annuity payments	(1,753,705)	(1,190,649)	(547,453)	(209,704)	(551,357)
Surrenders, withdrawals and death benefits	(410,763,860)	(160,275,228)	(972,493,225)	(30,090,209)	(42,407,081)
Net transfers between other subaccounts
or fixed rate option	100,008,084	(95,061,704)	916,326,182	24,998,210	261,659,680
Miscellaneous transactions	15,547	(32,140)	(93,807)	(7,203)	1,144
Other charges	(55,197,731)	(14,570,122)	(2,099,982)	(3,039,357)	(3,941,617)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(366,407,230)	(264,527,904)	(51,845,251)	(6,489,802)	216,313,279

TOTAL INCREASE (DECREASE) IN NET ASSETS	151,697,131	276,844,969	(39,494,485)	40,568,871	276,734,632

NET ASSETS
Beginning of period	4,342,413,883	1,386,610,142	383,307,462	303,447,445	208,400,376
End of period	$4,494,111,014	$1,663,455,111	$343,812,977	$344,016,316	$485,135,008

Beginning units	233,124,768	42,169,183	41,470,328	11,002,333	12,468,225
Units issued	30,403,776	4,128,951	34,664,316	2,237,896	19,549,672
Units redeemed	(49,107,073)	(10,165,294)	(40,204,781)	(2,472,924)	(5,913,102)
Ending units	214,421,471	36,132,840	35,929,863	10,767,305	26,104,795
The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(134,404,195)	$(27,844,259)	$(1,755,797)	$(23,486,809)	$(5,398)
Capital gains distributions received	—	—	—	—	24,590
Net realized gain (loss) on shares redeemed	390,163,121	(45,749,250)	798,483	89,535,959	(21,561)
Net change in unrealized appreciation (depreciation) on investments	470,405,839	173,063,885	14,887,282	117,680,321	130,181
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	726,164,765	99,470,376	13,929,968	183,729,471	127,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,332	5,035,027	265,730	389,112	—
Annuity payments	(3,964,214)	(2,314,325)	(153,941)	(498,931)	—
Surrenders, withdrawals and death benefits	(652,632,387)	(221,155,961)	(12,783,886)	(151,310,043)	(15,308)
Net transfers between other subaccounts
or fixed rate option	(3,680,731,645)	185,633,221	4,672,769	85,026,720	(10,541)
Miscellaneous transactions	15,072	15,241	490	8,492	6
Other charges	(151,367,159)	(23,222,488)	(1,479,742)	(22,393,539)	(3,192)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,488,670,001)	(56,009,285)	(9,478,580)	(88,778,189)	(29,035)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,762,505,236)	43,461,091	4,451,388	94,951,282	98,777

NET ASSETS
Beginning of period	10,864,614,887	2,225,902,206	138,937,794	1,648,037,631	444,861
End of period	$7,102,109,651	$2,269,363,297	$143,389,182	$1,742,988,913	$543,638

Beginning units	860,829,601	191,998,113	16,586,968	97,624,303	15,170
Units issued	1,039,042,370	39,025,608	5,034,678	23,911,193	3,907
Units redeemed	(1,376,214,873)	(44,576,035)	(6,143,022)	(29,211,396)	(5,516)
Ending units	523,657,098	186,447,686	15,478,624	92,324,100	13,561
The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(1,649)	$(3,497)	$(17,435)	$(4,899)	$(7,546)
Capital gains distributions received	30,995	17,862	167,339	35,122	4,245
Net realized gain (loss) on shares redeemed	(10,614)	6,538	(33,532)	19,218	(22,901)
Net change in unrealized appreciation (depreciation) on investments	(14,997)	22,257	(125,323)	5,480	117,696
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,735	43,160	(8,951)	54,921	91,494

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12,321)	(18,224)	(192,821)	(10,622)	(31,745)
Net transfers between other subaccounts
or fixed rate option	15,544	1,241	101,295	(53,749)	66,297
Miscellaneous transactions	—	(49)	(644)	—	14
Other charges	(1,311)	(3,988)	(12,414)	(3,435)	(5,202)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,912	(21,020)	(104,584)	(67,806)	29,364

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,647	22,140	(113,535)	(12,885)	120,858

NET ASSETS
Beginning of period	168,009	414,994	1,471,571	418,718	681,469
End of period	$173,656	$437,134	$1,358,036	$405,833	$802,327

Beginning units	7,290	23,116	42,168	16,434	29,019
Units issued	3,390	16,222	14,019	3,940	9,113
Units redeemed	(3,145)	(14,955)	(19,449)	(6,027)	(9,912)
Ending units	7,535	24,383	36,738	14,347	28,220
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(4,296)	$(151)	$(5,676)	$(3,640)	$(280)
Capital gains distributions received	26,857	36,637	18,332	14,112	—
Net realized gain (loss) on shares redeemed	2,218	(30,964)	(16,806)	(13,137)	1,307
Net change in unrealized appreciation (depreciation) on investments	31,207	5,236	82,111	27,216	16,251
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,986	10,758	77,961	24,551	17,278

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(32,886)	(101,918)	(53,179)	(15,436)	(2,192)
Net transfers between other subaccounts
or fixed rate option	(32,871)	5,472	93,053	(37,847)	(12,599)
Miscellaneous transactions	20	—	—	1	—
Other charges	(4,046)	(1,402)	(3,464)	(2,875)	(318)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(69,783)	(97,848)	36,410	(56,157)	(15,109)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,797)	(87,090)	114,371	(31,606)	2,169

NET ASSETS
Beginning of period	505,679	205,383	535,826	277,518	67,822
End of period	$491,882	$118,293	$650,197	$245,912	$69,991

Beginning units	22,975	11,224	19,506	12,801	6,311
Units issued	6,918	4,140	6,594	4,690	1,334
Units redeemed	(9,709)	(8,271)	(4,978)	(7,543)	(2,677)
Ending units	20,184	7,093	21,122	9,948	4,968
The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$1,124	$(8,411)	$(6,398)	$243	$(5,569)
Capital gains distributions received	—	96,968	80,222	—	33,973
Net realized gain (loss) on shares redeemed	(24,851)	(36,153)	68,991	(10,072)	(10,431)
Net change in unrealized appreciation (depreciation) on investments	(25,759)	107,813	62,302	24,262	78,589
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(49,486)	160,217	205,117	14,433	96,562

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(127,089)	(35,155)	(85,979)	(14,074)	(78,292)
Net transfers between other subaccounts
or fixed rate option	(121,826)	144,697	(42,600)	(1,276)	(3,470)
Miscellaneous transactions	—	1	(387)	—	—
Other charges	(4,396)	(5,862)	(7,644)	(347)	(877)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(253,311)	103,681	(136,610)	(15,697)	(82,639)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(302,797)	263,898	68,507	(1,264)	13,923

NET ASSETS
Beginning of period	624,825	605,321	1,027,700	106,402	343,125
End of period	$322,028	$869,219	$1,096,207	$105,138	$357,048

Beginning units	27,286	20,620	47,014	6,216	63,694
Units issued	7,483	14,787	24,467	—	437
Units redeemed	(17,930)	(13,039)	(29,070)	(810)	(13,668)
Ending units	16,839	22,368	42,411	5,406	50,463
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST Bond Portfolio 2024
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,740)	$(7,458,694)	$(8,236)	$(668,041)	$(442,524)
Capital gains distributions received	—	—	42,429	—	—
Net realized gain (loss) on shares redeemed	(10,277)	70,431,063	10,964	1,834,959	223,487
Net change in unrealized appreciation (depreciation) on investments	21,516	68,098,047	67,860	(12,342)	1,230,427
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,499	131,070,416	113,017	1,154,576	1,011,390

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,256,594	—	—	—
Annuity payments	(13,421)	—	—	(28,030)	—
Surrenders, withdrawals and death benefits	(67,075)	(215,101,062)	(102,347)	(3,778,643)	(2,454,980)
Net transfers between other subaccounts
or fixed rate option	10,192	(14,611,588)	47,965	(54,226,428)	37,587,783
Miscellaneous transactions	—	22,401	102	790	(820)
Other charges	(330)	(3,372,714)	(1,137)	(52,186)	(2,476)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(70,634)	(228,806,369)	(55,417)	(58,084,497)	35,129,507

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,135)	(97,735,953)	57,600	(56,929,921)	36,140,897

NET ASSETS
Beginning of period	212,861	911,892,056	501,380	57,122,628	2,006,671
End of period	$150,726	$814,156,103	$558,980	$192,707	$38,147,568

Beginning units	7,337	60,993,644	17,124	5,891,235	210,103
Units issued	368	1,073,004	2,050	785,070	4,918,316
Units redeemed	(2,661)	(14,099,791)	(3,868)	(6,657,366)	(1,180,997)
Ending units	5,044	47,966,857	15,306	18,939	3,947,422

The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,104,408)	$(192,835,811)	$(2,514,136)	$(49,550)	$(29,189,396)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,087,295	112,568,050	1,142,163	2,412	146,865,348
Net change in unrealized appreciation (depreciation) on investments	12,821,074	822,730,523	45,015,866	141,056	173,012,449
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,803,961	742,462,762	43,643,893	93,918	290,688,401

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,129,410	12,893	1,549,450	—	182,861
Annuity payments	(24,627)	(1,676,858)	(325,152)	—	(348,139)
Surrenders, withdrawals and death benefits	(17,517,825)	(1,036,961,866)	(25,964,447)	(393,717)	(154,209,178)
Net transfers between other subaccounts
or fixed rate option	15,402,072	—	12,834,954	740,447	742,274,390
Miscellaneous transactions	(237)	(18,038)	(8,226)	116	(7,074)
Other charges	(1,587,577)	(1,457,791)	(1,850,684)	(1,808)	(32,508,606)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,598,784)	(1,040,101,660)	(13,764,105)	345,038	555,384,254

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,205,177	(297,638,898)	29,879,788	438,956	846,072,655

NET ASSETS
Beginning of period	163,810,437	10,399,992,334	210,976,091	2,224,019	1,652,153,001
End of period	$182,015,614	$10,102,353,436	$240,855,879	$2,662,975	$2,498,225,656

Beginning units	7,272,497	1,026,297,962	10,603,953	206,542	109,362,121
Units issued	1,632,413	3,370,036	1,979,680	379,782	125,060,608
Units redeemed	(1,709,252)	(104,232,695)	(2,586,528)	(347,160)	(92,206,501)
Ending units	7,195,658	925,435,303	9,997,105	239,164	142,216,228
The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(84,903)	$(1,523,581)	$851,809	$(141,136)	$(7,863)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(35,134)	(3,313,152)	(2,255,114)	(137,419)	(46,048)
Net change in unrealized appreciation (depreciation) on investments	262,441	11,961,494	6,937,672	500,544	125,360
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	142,404	7,124,761	5,534,367	221,989	71,449

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	929,720	3,613,765	—	31,507
Annuity payments	—	(94,504)	—	—	(27,887)
Surrenders, withdrawals and death benefits	(690,904)	(16,629,997)	(12,284,684)	(782,878)	(332,308)
Net transfers between other subaccounts
or fixed rate option	174,855	17,906,753	(2,813,618)	395,075	1,427
Miscellaneous transactions	(195)	998	661	(335)	(485)
Other charges	(2,759)	(1,385,151)	(276,235)	(3,698)	(11,283)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(519,003)	727,819	(11,760,111)	(391,836)	(339,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(376,599)	7,852,580	(6,225,744)	(169,847)	(267,580)

NET ASSETS
Beginning of period	4,525,908	144,184,224	53,947,551	6,886,243	3,183,671
End of period	$4,149,309	$152,036,804	$47,721,807	$6,716,396	$2,916,091

Beginning units	487,828	15,712,193	4,240,443	754,978	324,534
Units issued	675,984	4,108,602	325,063	142,313	15,234
Units redeemed	(732,915)	(3,988,541)	(1,139,598)	(185,083)	(48,493)
Ending units	430,897	15,832,254	3,425,908	712,208	291,275
The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(444,635)	$(41,160)	$(282,217)	$(792,208)	$3,032
Capital gains distributions received	—	—	—	—	45,601
Net realized gain (loss) on shares redeemed	(777,752)	2,224	(327,809)	(2,097,828)	(10,394)
Net change in unrealized appreciation (depreciation) on investments	1,919,141	127,931	1,094,549	4,170,772	235,058
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	696,754	88,995	484,523	1,280,736	273,297

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	712,954
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,873,707)	(153,845)	(707,997)	(5,725,674)	(88,342)
Net transfers between other subaccounts
or fixed rate option	(235,820)	(28,061)	109,578	(738,357)	27,033
Miscellaneous transactions	583	1	972	(2,046)	4,326
Other charges	(8,338)	(379)	(10,155)	(25,512)	(268)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,117,282)	(182,284)	(607,602)	(6,491,589)	655,703

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,420,528)	(93,289)	(123,079)	(5,210,853)	929,000

NET ASSETS
Beginning of period	24,825,680	2,083,244	14,919,248	43,853,527	684,547
End of period	$20,405,152	$1,989,955	$14,796,169	$38,642,674	$1,613,547

Beginning units	2,656,298	224,430	1,549,414	5,314,655	60,430
Units issued	56,510	86,250	198,497	605,277	61,386
Units redeemed	(600,674)	(104,005)	(261,769)	(1,390,662)	(14,668)
Ending units	2,112,134	206,675	1,486,142	4,529,270	107,148
The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,886)	$(1,391)	$29,321	$(1,355)	$6,696
Capital gains distributions received	—	47,082	—	—	19,236
Net realized gain (loss) on shares redeemed	(25,409)	8,165	(4,482)	(32,227)	(103,780)
Net change in unrealized appreciation (depreciation) on investments	376,659	203,077	37,372	80,949	128,202
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	347,364	256,933	62,211	47,367	50,354

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	343,009	440,974	829,116	196,011	84,411
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(31,998)	(44,774)	(10,856)	(7,287)	(271,928)
Net transfers between other subaccounts
or fixed rate option	281,384	56,797	125,350	67,416	(615,684)
Miscellaneous transactions	(341)	3,354	107	(29)	97
Other charges	(1,150)	(2,677)	(689)	(882)	(2,474)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	590,904	453,674	943,028	255,229	(805,578)

TOTAL INCREASE (DECREASE) IN NET ASSETS	938,268	710,607	1,005,239	302,596	(755,224)

NET ASSETS
Beginning of period	532,409	523,045	302,255	263,826	1,129,677
End of period	$1,470,677	$1,233,652	$1,307,494	$566,422	$374,453

Beginning units	50,678	42,521	33,129	26,693	102,561
Units issued	54,465	38,097	105,588	28,010	7,679
Units redeemed	(8,697)	(6,585)	(2,906)	(4,453)	(79,341)
Ending units	96,446	74,033	135,811	50,250	30,899
The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$42,473	$6,084	$1,997	$8,538	$13,713
Capital gains distributions received	—	30,531	294	22,156	37,111
Net realized gain (loss) on shares redeemed	(27,904)	(7,645)	(1,275)	(37,937)	(59,454)
Net change in unrealized appreciation (depreciation) on investments	126,358	190,236	8,905	178,008	99,764
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	140,927	219,206	9,921	170,765	91,134

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	482,886	173,818	15,612	43,726	206,455
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(77,449)	(51,904)	(7,630)	(41,862)	(51,683)
Net transfers between other subaccounts
or fixed rate option	(3,159)	(24,433)	17,680	(62,008)	(59,510)
Miscellaneous transactions	(42)	476	141	(9)	340
Other charges	(1,079)	(2,242)	(614)	(1,805)	(1,919)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	401,157	95,715	25,189	(61,958)	93,683

TOTAL INCREASE (DECREASE) IN NET ASSETS	542,084	314,921	35,110	108,807	184,817

NET ASSETS
Beginning of period	1,565,578	776,584	161,467	1,212,029	820,295
End of period	$2,107,662	$1,091,505	$196,577	$1,320,836	$1,005,112

Beginning units	175,938	66,154	18,600	107,386	91,373
Units issued	119,626	22,820	3,778	20,372	40,742
Units redeemed	(73,730)	(14,666)	(958)	(25,999)	(31,170)
Ending units	221,834	74,308	21,420	101,759	100,945
The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$18,784	$51,946	$7,294	$26,089	$4,033
Capital gains distributions received	—	29,692	99,493	82,411	8,718
Net realized gain (loss) on shares redeemed	(27,610)	(46,821)	(49,259)	(59,097)	(33,595)
Net change in unrealized appreciation (depreciation) on investments	84,156	310,743	341,869	213,481	53,585
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,330	345,560	399,397	262,884	32,741

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	70,818	1,780,634	292,011	8,980	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(147,293)	(248,615)	(327,852)	(301,688)	(133,576)
Net transfers between other subaccounts
or fixed rate option	513,574	(149,120)	(354,368)	195,000	(38,002)
Miscellaneous transactions	402	(208)	(2,325)	—	—
Other charges	(3,067)	(3,898)	(4,094)	(5,145)	(183)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	434,434	1,378,793	(396,628)	(102,853)	(171,761)

TOTAL INCREASE (DECREASE) IN NET ASSETS	509,764	1,724,353	2,769	160,031	(139,020)

NET ASSETS
Beginning of period	1,269,210	1,660,686	2,005,224	1,989,681	399,348
End of period	$1,778,974	$3,385,039	$2,007,993	$2,149,712	$260,328

Beginning units	145,050	164,111	174,336	184,558	41,395
Units issued	76,421	182,255	46,533	18,326	294
Units redeemed	(27,451)	(54,658)	(81,123)	(27,146)	(17,521)
Ending units	194,020	291,708	139,746	175,738	24,168
The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	American Funds IS® Asset Allocation Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,798)	$9,072	$20,447	$25,701	$72,293
Capital gains distributions received	—	—	47,924	—	167,441
Net realized gain (loss) on shares redeemed	(29,734)	(2,124)	(3,657)	(37,399)	(329,807)
Net change in unrealized appreciation (depreciation) on investments	195,324	24,787	134,741	140,490	659,046
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	162,792	31,735	199,455	128,792	568,973

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	129,517	153,676	—	1,043,382	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(8,176)	(4,013)	(111,915)	(113,751)	(318,427)
Net transfers between other subaccounts
or fixed rate option	(76,789)	(39,854)	(951)	(299,443)	(1,010,595)
Miscellaneous transactions	372	43	—	536	1,667
Other charges	(494)	(307)	(1,356)	(3,566)	(8,226)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	44,430	109,545	(114,222)	627,158	(1,335,581)

TOTAL INCREASE (DECREASE) IN NET ASSETS	207,222	141,280	85,233	755,950	(766,608)

NET ASSETS
Beginning of period	404,387	215,637	1,382,724	1,899,903	5,230,831
End of period	$611,609	$356,917	$1,467,957	$2,655,853	$4,464,223

Beginning units	39,977	22,459	136,370	198,341	484,386
Units issued	12,333	18,908	9	183,580	6,420
Units redeemed	(8,840)	(7,810)	(10,287)	(118,794)	(127,572)
Ending units	43,470	33,557	126,092	263,127	363,234
The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® The Bond Fund of America® (Class 1)	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	American Funds IS® U.S. Government Securities Fund® (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$23,476	$47,375	$(1,271)	$31,213	$35,211
Capital gains distributions received	8,474	—	104,467	163,783	—
Net realized gain (loss) on shares redeemed	(111,506)	(31,933)	(126,998)	(48,050)	(10,731)
Net change in unrealized appreciation (depreciation) on investments	295,814	60,925	739,386	550,692	2,038
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	216,258	76,367	715,584	697,638	26,518

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	774,116	748,745	1,618,025	1,380,739	474,749
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(45,870)	(46,323)	(279,373)	(255,357)	(50,530)
Net transfers between other subaccounts
or fixed rate option	(67,344)	194,126	(165,662)	(51,431)	99,441
Miscellaneous transactions	1,616	141	(5,463)	1,162	389
Other charges	(451)	(1,648)	(2,554)	(2,544)	(1,583)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	662,067	895,041	1,164,973	1,072,569	522,466

TOTAL INCREASE (DECREASE) IN NET ASSETS	878,325	971,408	1,880,557	1,770,207	548,984

NET ASSETS
Beginning of period	1,085,652	758,394	1,469,858	1,937,269	571,892
End of period	$1,963,977	$1,729,802	$3,350,415	$3,707,476	$1,120,876

Beginning units	87,363	82,410	125,349	171,208	60,557
Units issued	100,120	118,497	173,148	231,970	63,474
Units redeemed	(51,909)	(20,628)	(91,289)	(142,856)	(8,179)
Ending units	135,574	180,279	207,208	260,322	115,852

The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	Dimensional VA Global Bond Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$20,421	$(2,305)	$44,936	$29,151	$7,068
Capital gains distributions received	51,129	42,698	141,287	—	—
Net realized gain (loss) on shares redeemed	(37,796)	(107,381)	(44,624)	(28,737)	(19,239)
Net change in unrealized appreciation (depreciation) on investments	95,010	295,103	164,749	182,255	26,218
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	128,764	228,115	306,348	182,669	14,047

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	697,088	10,396	437,240	28,085	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(449,479)	(37,435)	(337,547)	(44,536)	(42,391)
Net transfers between other subaccounts
or fixed rate option	441,900	30,668	110,228	(45,161)	(192,061)
Miscellaneous transactions	(472)	556	(215)	(14)	18
Other charges	(420)	(549)	(1,319)	(2,980)	(395)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	688,617	3,636	208,387	(64,606)	(234,829)

TOTAL INCREASE (DECREASE) IN NET ASSETS	817,381	231,751	514,735	118,063	(220,782)

NET ASSETS
Beginning of period	558,356	623,584	2,508,982	1,526,705	463,191
End of period	$1,375,737	$855,335	$3,023,717	$1,644,768	$242,409

Beginning units	46,588	64,096	209,891	144,948	50,484
Units issued	109,333	35,328	54,100	12,955	503
Units redeemed	(57,103)	(40,258)	(37,619)	(18,973)	(25,591)
Ending units	98,818	59,166	226,372	138,930	25,396
The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$32,626	$21,899	$17,288	$22,285	$(414)
Capital gains distributions received	—	18,209	116,153	101,257	—
Net realized gain (loss) on shares redeemed	6,972	17,931	(6,251)	(253,693)	(127,432)
Net change in unrealized appreciation (depreciation) on investments	9,128	95,189	163,246	493,116	181,856
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	48,726	153,228	290,436	362,965	54,010

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	347,139	453,325	560,160	86,884	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(316,983)	(136,392)	(54,444)	(1,295,133)	(284,822)
Net transfers between other subaccounts
or fixed rate option	159,504	(573,676)	109,741	(193,145)	(9,968)
Miscellaneous transactions	25	(10)	1,689	4,782	(1)
Other charges	(1,814)	(2,309)	(2,912)	(2,848)	(114)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	187,871	(259,062)	614,234	(1,399,460)	(294,905)

TOTAL INCREASE (DECREASE) IN NET ASSETS	236,597	(105,834)	904,670	(1,036,495)	(240,895)

NET ASSETS
Beginning of period	884,866	1,480,496	962,061	2,614,931	306,688
End of period	$1,121,463	$1,374,662	$1,866,731	$1,578,436	$65,793

Beginning units	91,396	124,731	67,663	231,606	30,410
Units issued	65,369	73,549	61,993	13,370	710
Units redeemed	(45,509)	(93,180)	(19,415)	(129,441)	(26,491)
Ending units	111,256	105,100	110,241	115,535	4,629
The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$2,560	$30,027	$7,708	$123,551	$(1,576)
Capital gains distributions received	—	—	20,099	—	—
Net realized gain (loss) on shares redeemed	(31,073)	(106,220)	(95,525)	(144)	(36,715)
Net change in unrealized appreciation (depreciation) on investments	116,179	200,127	93,530	57,629	62,518
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	87,666	123,934	25,812	181,036	24,227

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	50,715	568,565	178,565	398,707	135,807
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(290,621)	(57,951)	(326,307)	(118,313)	(402,499)
Net transfers between other subaccounts
or fixed rate option	(44,601)	(90,005)	23,087	262,687	(4,333)
Miscellaneous transactions	(352)	126	35	(136)	(323)
Other charges	(334)	(2,028)	(337)	(1,624)	(716)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(285,193)	418,707	(124,957)	541,321	(272,064)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(197,527)	542,641	(99,145)	722,357	(247,837)

NET ASSETS
Beginning of period	615,771	1,115,591	424,186	1,343,817	588,144
End of period	$418,244	$1,658,232	$325,041	$2,066,174	$340,307

Beginning units	52,426	108,523	34,968	126,650	51,723
Units issued	14,144	77,438	17,450	93,718	15,959
Units redeemed	(36,901)	(38,188)	(28,860)	(46,104)	(38,751)
Ending units	29,669	147,773	23,558	174,264	28,931

The accompanying notes are an integral part of these financial statements.
A109

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$7	$2,181	$5,936	$87,104	$(1,956)
Capital gains distributions received	—	—	48,553	—	23,337
Net realized gain (loss) on shares redeemed	(79,097)	(13,987)	(10,430)	(8,335)	(109,955)
Net change in unrealized appreciation (depreciation) on investments	101,967	332,636	187,947	62,703	432,154
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	22,877	320,830	232,006	141,472	343,580

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	955,061	1,019,337	1,152,152	600,898
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(356,625)	(44,777)	(302,775)	(50,426)	(388,067)
Net transfers between other subaccounts
or fixed rate option	103,896	112,585	90,073	1,359	124,194
Miscellaneous transactions	(3)	2,778	(468)	(3)	190
Other charges	(266)	(1,129)	(992)	(1,013)	(1,455)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(252,998)	1,024,518	805,175	1,102,069	335,760

TOTAL INCREASE (DECREASE) IN NET ASSETS	(230,121)	1,345,348	1,037,181	1,243,541	679,340

NET ASSETS
Beginning of period	387,011	760,142	931,908	858,552	615,672
End of period	$156,890	$2,105,490	$1,969,089	$2,102,093	$1,295,012

Beginning units	34,300	78,306	75,965	89,228	50,277
Units issued	8,510	123,379	131,366	168,284	62,119
Units redeemed	(31,460)	(30,805)	(67,263)	(56,879)	(45,239)
Ending units	11,350	170,880	140,068	200,633	67,157

The accompanying notes are an integral part of these financial statements.
A110

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$7,090	$(662)	$(3,648)	$87,612	$19,220
Capital gains distributions received	5,468	1,015	—	—	—
Net realized gain (loss) on shares redeemed	(967)	(36,034)	(130,402)	(36,812)	(1,132)
Net change in unrealized appreciation (depreciation) on investments	(7,467)	60,607	182,612	99,557	13,187
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,124	24,926	48,562	150,357	31,275

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	222,228	—	479,241	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,396)	(3,215)	(230,633)	(47,381)	(6,409)
Net transfers between other subaccounts
or fixed rate option	28,286	(60,229)	22,072	401,544	285,886
Miscellaneous transactions	(145)	1,077	74	704	—
Other charges	(281)	(70)	(393)	(914)	(446)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	246,692	(62,437)	270,361	353,953	279,031

TOTAL INCREASE (DECREASE) IN NET ASSETS	250,816	(37,511)	318,923	504,310	310,306

NET ASSETS
Beginning of period	168,606	269,217	727,554	2,050,124	53,363
End of period	$419,422	$231,706	$1,046,477	$2,554,434	$363,669

Beginning units	14,843	25,310	67,075	239,616	5,844
Units issued	24,671	9,541	83,991	66,652	31,213
Units redeemed	(2,074)	(15,484)	(61,705)	(26,066)	(844)
Ending units	37,440	19,367	89,361	280,202	36,213

The accompanying notes are an integral part of these financial statements.
A111

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,500)	$3,791	$(19)	$4,790	$(10,804)
Capital gains distributions received	9,765	74,003	8,093	197,533	132,260
Net realized gain (loss) on shares redeemed	(57,166)	(15,350)	(16)	(20,082)	(17,422)
Net change in unrealized appreciation (depreciation) on investments	190,362	52,072	13,031	475,921	349,929
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	139,461	114,516	21,089	658,162	453,963

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	269,445	1,054,547	51,317	957,420	974,250
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,126)	(100,950)	(1,069)	(356,979)	(209,789)
Net transfers between other subaccounts
or fixed rate option	(121,916)	(12,829)	42,470	893,135	354,845
Miscellaneous transactions	(108)	(48)	—	(3,962)	(8,525)
Other charges	(476)	(678)	(122)	(17,071)	(11,181)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	116,819	940,042	92,596	1,472,543	1,099,600

TOTAL INCREASE (DECREASE) IN NET ASSETS	256,280	1,054,558	113,685	2,130,705	1,553,563

NET ASSETS
Beginning of period	612,955	325,082	64,955	4,574,554	1,264,089
End of period	$869,235	$1,379,640	$178,640	$6,705,259	$2,817,652

Beginning units	59,541	32,555	5,463	374,736	93,187
Units issued	67,073	112,727	9,902	394,264	105,966
Units redeemed	(56,654)	(27,298)	(3,190)	(284,301)	(30,323)
Ending units	69,960	117,984	12,175	484,699	168,830

The accompanying notes are an integral part of these financial statements.
A112

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(77,160)	$(496)	$(42,080)	$(16,180)	$(1,818)
Capital gains distributions received	—	23,374	119,824	—	37,099
Net realized gain (loss) on shares redeemed	(217,713)	(10,538)	(363,876)	(396,579)	(10,477)
Net change in unrealized appreciation (depreciation) on investments	6,196,573	55,583	1,724,846	787,229	93,730
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,901,700	67,923	1,438,714	374,470	118,534

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,230,481	2,000	836,701	206,241	19,998
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,581,562)	(73,377)	(691,916)	(271,792)	(46,892)
Net transfers between other subaccounts
or fixed rate option	1,765,013	(1,726)	498,081	39,211	144,094
Miscellaneous transactions	1,198	(2,430)	(2,101)	378	21
Other charges	(77,281)	(2,265)	(43,120)	(15,943)	(3,415)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,337,849	(77,798)	597,645	(41,905)	113,806

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,239,549	(9,875)	2,036,359	332,565	232,340

NET ASSETS
Beginning of period	10,442,458	402,487	6,632,200	2,707,812	476,535
End of period	$17,682,007	$392,612	$8,668,559	$3,040,377	$708,875

Beginning units	992,719	29,676	559,325	229,978	36,116
Units issued	286,126	1,933	133,705	51,339	14,549
Units redeemed	(180,023)	(7,056)	(85,414)	(54,126)	(6,394)
Ending units	1,098,822	24,553	607,616	227,191	44,271

The accompanying notes are an integral part of these financial statements.
A113

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	American Funds IS® Asset Allocation Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$472,495	$176,238	$202,318	$(18,386)	$411,781
Capital gains distributions received	—	916,216	408,803	284,389	973,331
Net realized gain (loss) on shares redeemed	(633,196)	(354,336)	(157,212)	(300,794)	(353,217)
Net change in unrealized appreciation (depreciation) on investments	1,314,507	1,132,922	(697,978)	2,032,874	2,363,418
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,153,806	1,871,040	(244,069)	1,998,083	3,395,313

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,555,572	1,656,296	390,535	675,098	5,162,758
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,942,564)	(1,454,467)	(899,321)	(563,765)	(1,805,474)
Net transfers between other subaccounts
or fixed rate option	2,717,639	3,453,651	(502,603)	(131,223)	1,545,646
Miscellaneous transactions	28,227	(1,451)	734	(245)	1,193
Other charges	(58,098)	(39,603)	(41,171)	(38,418)	(153,621)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,300,776	3,614,426	(1,051,826)	(58,553)	4,750,502

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,454,582	5,485,466	(1,295,895)	1,939,530	8,145,815

NET ASSETS
Beginning of period	18,161,160	18,134,276	8,253,639	6,666,787	22,654,670
End of period	$22,615,742	$23,619,742	$6,957,744	$8,606,317	$30,800,485

Beginning units	2,032,228	1,502,805	600,427	654,182	2,126,049
Units issued	2,324,156	1,785,104	112,646	208,083	641,759
Units redeemed	(1,973,226)	(1,491,535)	(192,100)	(224,369)	(217,936)
Ending units	2,383,158	1,796,374	520,973	637,896	2,549,872

The accompanying notes are an integral part of these financial statements.
A114

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America® (Class 4)	American Funds IS® Capital World Growth and Income Fund® (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$100,589	$262,696	$58,922	$(9,897)	$(64,913)
Capital gains distributions received	78,783	—	—	25,417	1,028,384
Net realized gain (loss) on shares redeemed	(93,000)	(236,537)	(156,865)	(107,136)	(458,065)
Net change in unrealized appreciation (depreciation) on investments	1,235,320	349,782	970,830	357,793	5,132,295
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,321,692	375,941	872,887	266,177	5,637,701

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	499,215	1,499,586	479,151	94,459	2,201,955
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(508,401)	(791,951)	(599,635)	(129,202)	(1,444,142)
Net transfers between other subaccounts
or fixed rate option	(176,836)	981,269	501,208	281,580	1,587,006
Miscellaneous transactions	57	406	273	146	1,571
Other charges	(43,185)	(47,147)	(26,312)	(10,741)	(100,712)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(229,150)	1,642,163	354,685	236,242	2,245,678

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,092,542	2,018,104	1,227,572	502,419	7,883,379

NET ASSETS
Beginning of period	8,216,196	7,862,395	4,149,858	1,658,125	13,960,728
End of period	$9,308,738	$9,880,499	$5,377,430	$2,160,544	$21,844,107

Beginning units	641,300	904,670	391,830	179,863	1,355,541
Units issued	57,685	403,058	107,348	44,269	377,077
Units redeemed	(74,529)	(216,460)	(76,065)	(20,659)	(189,087)
Ending units	624,456	1,091,268	423,113	203,473	1,543,531

The accompanying notes are an integral part of these financial statements.
A115

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)	American Funds IS® New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$49,587	$15,036	$20,863	$2,449	$30,719
Capital gains distributions received	358,257	—	—	—	138,830
Net realized gain (loss) on shares redeemed	(40,372)	(54,783)	(87,531)	(436,473)	(22,452)
Net change in unrealized appreciation (depreciation) on investments	1,187,569	363,085	495,848	1,430,240	269,736
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,555,041	323,338	429,180	996,216	416,833

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	794,302	380,452	130,495	594,313	364,202
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(423,041)	(89,115)	(336,031)	(1,710,435)	(275,347)
Net transfers between other subaccounts
or fixed rate option	780,066	(7,482)	118,170	211,083	60,833
Miscellaneous transactions	416	(124)	(608)	(579)	(327)
Other charges	(37,069)	(13,141)	(17,105)	(25,404)	(16,784)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,114,674	270,590	(105,079)	(931,022)	132,577

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,669,715	593,928	324,101	65,194	549,410

NET ASSETS
Beginning of period	5,564,224	2,089,032	2,875,235	4,031,742	3,071,153
End of period	$8,233,939	$2,682,960	$3,199,336	$4,096,936	$3,620,563

Beginning units	493,127	226,849	299,691	355,202	238,293
Units issued	152,540	52,260	28,680	81,086	47,596
Units redeemed	(62,662)	(25,653)	(38,491)	(145,956)	(36,838)
Ending units	583,005	253,456	289,880	290,332	249,051

The accompanying notes are an integral part of these financial statements.
A116

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$23,056	$(13,256)	$54,290	$(24,713)	$245,299
Capital gains distributions received	97,633	166,437	227,247	104,249	825,983
Net realized gain (loss) on shares redeemed	(77,896)	(90,462)	(113,203)	(42,888)	(486,062)
Net change in unrealized appreciation (depreciation) on investments	308,140	837,250	307,483	1,595,010	3,707,046
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	350,933	899,969	475,817	1,631,658	4,292,266

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	141,554	542,234	573,898	835,729	2,416,421
Annuity payments	—	—	—	—	(11,194)
Surrenders, withdrawals and death benefits	(356,548)	(158,587)	(519,703)	(233,066)	(3,169,426)
Net transfers between other subaccounts
or fixed rate option	176,490	555,886	311,273	2,625,850	4,090,193
Miscellaneous transactions	(5,248)	391	655	664	(5,516)
Other charges	(12,562)	(13,506)	(22,423)	(23,900)	(128,144)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(56,314)	926,418	343,700	3,205,277	3,192,334

TOTAL INCREASE (DECREASE) IN NET ASSETS	294,619	1,826,387	819,517	4,836,935	7,484,600

NET ASSETS
Beginning of period	2,172,007	1,552,580	3,982,592	1,898,303	19,782,111
End of period	$2,466,626	$3,378,967	$4,802,109	$6,735,238	$27,266,711

Beginning units	165,889	179,905	309,869	231,326	1,855,408
Units issued	63,168	123,300	85,509	378,883	636,384
Units redeemed	(66,108)	(38,212)	(60,012)	(68,489)	(370,885)
Ending units	162,949	264,993	335,366	541,720	2,120,907

The accompanying notes are an integral part of these financial statements.
A117

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(63,471)	$(50,979)	$(997,593)	$(4,001)	$(5,903)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(738,334)	(155,747)	(1,747,069)	(3,673)	(9,109)
Net change in unrealized appreciation (depreciation) on investments	5,135,624	512,309	4,137,792	145,251	241,165
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,333,819	305,583	1,393,130	137,577	226,153

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,058,500	793,547	—	133,912	116,931
Annuity payments	—	—	(922,262)	—	—
Surrenders, withdrawals and death benefits	(720,856)	(930,989)	(5,516,814)	(59,042)	(68,028)
Net transfers between other subaccounts
or fixed rate option	77,823	471,155	(349,551)	245,022	335,957
Miscellaneous transactions	1,539	(1,800)	468	37	(96)
Other charges	(67,027)	(49,426)	(25,481)	(4,022)	(6,137)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	349,979	282,487	(6,813,640)	315,907	378,627

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,683,798	588,070	(5,420,510)	453,484	604,780

NET ASSETS
Beginning of period	9,871,668	8,730,283	51,878,364	568,120	834,800
End of period	$14,555,466	$9,318,353	$46,457,854	$1,021,604	$1,439,580

Beginning units	1,170,198	832,007	7,149,303	66,288	112,498
Units issued	265,867	182,331	197,152	41,855	82,667
Units redeemed	(242,105)	(155,993)	(1,128,751)	(7,693)	(36,849)
Ending units	1,193,960	858,345	6,217,704	100,450	158,316

The accompanying notes are an integral part of these financial statements.
A118

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(25,459)	$(29,807)	$(961,663)	$(10,586)	$(41,956)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	252,830	(3,134)	2,015,477	(26,680)	(23,175)
Net change in unrealized appreciation (depreciation) on investments	534,209	767,130	24,574,335	144,856	899,885
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	761,580	734,189	25,628,149	107,590	834,754

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	217,557	1,037,406	1,335,600	682,021	952,046
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,091,482)	(1,438,329)	(28,908,310)	(734,704)	(473,497)
Net transfers between other subaccounts
or fixed rate option	15,292,295	367,321	188,091,554	1,182,432	1,046,000
Miscellaneous transactions	(325)	338	(2,286)	67	11
Other charges	(23,645)	(29,598)	(850,929)	(10,552)	(42,861)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,394,400	(62,862)	159,665,629	1,119,264	1,481,699

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,155,980	671,327	185,293,778	1,226,854	2,316,453

NET ASSETS
Beginning of period	4,919,238	5,030,585	2,739,451	1,442,104	6,786,032
End of period	$20,075,218	$5,701,912	$188,033,229	$2,668,958	$9,102,485

Beginning units	369,183	553,718	300,408	170,431	744,009
Units issued	1,415,753	200,310	20,623,012	229,388	226,228
Units redeemed	(295,735)	(206,219)	(3,355,228)	(97,347)	(70,614)
Ending units	1,489,201	547,809	17,568,192	302,472	899,623

The accompanying notes are an integral part of these financial statements.
A119

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(5,871)	$(35,641)	$(9,738)	$(41,172)	$(40,475)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,851	5,485	14,903	(78,058)	(67,690)
Net change in unrealized appreciation (depreciation) on investments	306,496	2,663,058	275,360	622,222	1,240,602
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	303,476	2,632,902	280,525	502,992	1,132,437

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	295,338	1,170,933	492,222	1,331,916	665,777
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(241,799)	(589,083)	(229,323)	(528,607)	(572,409)
Net transfers between other subaccounts
or fixed rate option	1,156,747	1,752,973	206,695	1,735,370	566,853
Miscellaneous transactions	204	(6,318)	324	405	(1,875)
Other charges	(6,260)	(37,570)	(9,763)	(42,784)	(42,651)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,204,230	2,290,935	460,155	2,496,300	615,695

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,507,706	4,923,837	740,680	2,999,292	1,748,132

NET ASSETS
Beginning of period	631,103	4,366,158	1,822,215	6,203,660	7,166,881
End of period	$2,138,809	$9,289,995	$2,562,895	$9,202,952	$8,915,013

Beginning units	76,467	637,620	179,974	723,718	830,671
Units issued	157,643	381,097	96,773	428,237	191,378
Units redeemed	(37,141)	(127,858)	(55,321)	(144,021)	(122,369)
Ending units	196,969	890,859	221,426	1,007,934	899,680

The accompanying notes are an integral part of these financial statements.
A120

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(128,145)	$(2,046)	$16,657	$1,407	$23,333
Capital gains distributions received	—	—	—	28,852	39,000
Net realized gain (loss) on shares redeemed	37,597	(8,601)	(308)	(21,883)	(26,885)
Net change in unrealized appreciation (depreciation) on investments	5,490,726	31,688	3,828	83,251	(60,273)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,400,178	21,041	20,177	91,627	(24,825)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,933,334	24,286	261,523	30,000	367,007
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,999,748)	(5,793)	(2,150)	(37,150)	(10,343)
Net transfers between other subaccounts
or fixed rate option	5,067,332	70,130	331	(54,536)	(51,773)
Miscellaneous transactions	1,391	299	43	—	59
Other charges	(132,577)	(416)	(230)	(12)	(358)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,869,732	88,506	259,517	(61,698)	304,592

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,269,910	109,547	279,694	29,929	279,767

NET ASSETS
Beginning of period	19,160,476	397,884	81,374	554,102	368,124
End of period	$31,430,386	$507,431	$361,068	$584,031	$647,891

Beginning units	2,069,617	45,999	8,711	47,833	32,744
Units issued	884,650	39,945	26,601	3,017	39,746
Units redeemed	(236,786)	(29,935)	(249)	(8,303)	(13,348)
Ending units	2,717,481	56,009	35,063	42,547	59,142

The accompanying notes are an integral part of these financial statements.
A121

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF International Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$16,661	$(707)	$4,447	$12,697	$4,288
Capital gains distributions received	87,705	11,282	55,611	34,170	29,675
Net realized gain (loss) on shares redeemed	(1,818)	(14,693)	(51,982)	(6,360)	(177,015)
Net change in unrealized appreciation (depreciation) on investments	(1,607)	96,162	255,764	9,641	252,943
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	100,941	92,044	263,840	50,148	109,891

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	367,090	335,181	559,365	89,006	730,684
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(25,051)	(8,562)	(47,425)	(10,236)	(54,392)
Net transfers between other subaccounts
or fixed rate option	415,714	(79,159)	(257,486)	(312,046)	377,221
Miscellaneous transactions	(195)	27	250	—	583
Other charges	(1,628)	(699)	(1,212)	(1,110)	(1,676)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	755,930	246,788	253,492	(234,386)	1,052,420

TOTAL INCREASE (DECREASE) IN NET ASSETS	856,871	338,832	517,332	(184,238)	1,162,311

NET ASSETS
Beginning of period	691,454	276,941	1,313,194	868,163	866,440
End of period	$1,548,325	$615,773	$1,830,526	$683,925	$2,028,751

Beginning units	57,964	24,011	105,293	69,525	84,107
Units issued	70,218	28,108	65,083	13,922	162,994
Units redeemed	(7,489)	(9,953)	(47,043)	(32,298)	(74,171)
Ending units	120,693	42,166	123,333	51,149	172,930

The accompanying notes are an integral part of these financial statements.
A122

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Small Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$90,281	$6,660	$(3,421)	$30,738	$14,274
Capital gains distributions received	—	—	18,857	18,039	—
Net realized gain (loss) on shares redeemed	5,450	17,529	(29,971)	(23,738)	(5,404)
Net change in unrealized appreciation (depreciation) on investments	(22,656)	177,381	380,734	198,748	48,334
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,075	201,570	366,199	223,787	57,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	648,500	964,794	27,347	20,549	207,182
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(48,222)	(57,930)	(139,276)	(2,242)	(13,392)
Net transfers between other subaccounts
or fixed rate option	385,835	(12,155)	203,147	(261,865)	(48,726)
Miscellaneous transactions	(31)	154	—	(2)	403
Other charges	(4,134)	(1,330)	(357)	(2,281)	(1,289)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	981,948	893,533	90,861	(245,841)	144,178

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,055,023	1,095,103	457,060	(22,054)	201,382

NET ASSETS
Beginning of period	1,265,009	411,600	648,848	1,769,510	384,360
End of period	$2,320,032	$1,506,703	$1,105,908	$1,747,456	$585,742

Beginning units	127,822	35,282	68,575	160,459	36,639
Units issued	133,078	92,255	27,491	1,757	19,060
Units redeemed	(35,645)	(23,933)	(19,402)	(22,904)	(6,355)
Ending units	225,255	103,604	76,664	139,312	49,344

The accompanying notes are an integral part of these financial statements.
A123

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Dimensional VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$53,622	$1,453	$21,771	$(1,660)	$510
Capital gains distributions received	11,769	5,651	169,256	3,195	—
Net realized gain (loss) on shares redeemed	3,807	(90)	(5,304)	37,996	(5)
Net change in unrealized appreciation (depreciation) on investments	37,926	15,670	(39,751)	67,424	2,762
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	107,124	22,684	145,972	106,955	3,267

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	792,527	177,416	414,518	178,826	2,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,446)	(776)	(35,064)	(2,441)	(95)
Net transfers between other subaccounts
or fixed rate option	132,537	(5,033)	148,177	(60,720)	—
Miscellaneous transactions	76	17	(1,055)	644	—
Other charges	(737)	(48)	(1,470)	(467)	(15)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	894,957	171,576	525,106	115,842	1,890

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,002,081	194,260	671,078	222,797	5,157

NET ASSETS
Beginning of period	300,324	48,404	752,076	74,479	22,384
End of period	$1,302,405	$242,664	$1,423,154	$297,276	$27,541

Beginning units	26,131	4,039	61,572	7,382	2,154
Units issued	96,043	13,394	47,867	46,212	178
Units redeemed	(25,281)	(445)	(6,963)	(33,052)	(10)
Ending units	96,893	16,988	102,476	20,542	2,322

The accompanying notes are an integral part of these financial statements.
A124

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$972	$(1,226)	$29,236	$6,369,671	$(4,298)
Capital gains distributions received	5,840	—	1,091,804	—	—
Net realized gain (loss) on shares redeemed	(226)	(91,278)	(316,081)	—	5,205
Net change in unrealized appreciation (depreciation) on investments	13,148	238,770	(4,407)	—	6,789
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,734	146,266	800,552	6,369,671	7,696

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,135	173,275	2,442,482	230,964,564	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(265,474)	(646,838)	(98,072,554)	(121,144)
Net transfers between other subaccounts
or fixed rate option	39,337	27,085	(1,509,481)	(50,015,752)	(34,860)
Miscellaneous transactions	—	717	8,302	(82,527)	—
Other charges	(272)	(548)	—	(143,412)	(230)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	44,200	(64,945)	294,465	82,650,319	(156,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,934	81,321	1,095,017	89,019,990	(148,538)

NET ASSETS
Beginning of period	75,326	406,791	13,227,576	118,510,407	260,593
End of period	$139,260	$488,112	$14,322,593	$207,530,397	$112,055

Beginning units	6,699	42,020	911,737	11,776,993	33,465
Units issued	3,774	19,050	1,551,645	23,681,034	34,816
Units redeemed	(64)	(28,247)	(1,534,452)	(15,604,432)	(54,263)
Ending units	10,409	32,823	928,930	19,853,595	14,018

The accompanying notes are an integral part of these financial statements.
A125

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034
	1/1/2023	1/3/2023*
	to	to
	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$719	$(2,195)
Capital gains distributions received	1,238	—
Net realized gain (loss) on shares redeemed	3	6
Net change in unrealized appreciation (depreciation) on investments	3,063	3,570
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,023	1,381

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,114	—
Annuity payments	—	—
Surrenders, withdrawals and death benefits	—	—
Net transfers between other subaccounts
or fixed rate option	39,853	173,588
Miscellaneous transactions	—	—
Other charges	(5)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	46,962	173,588

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,985	174,969

NET ASSETS
Beginning of period	—	—
End of period	$51,985	$174,969

Beginning units	—	—
Units issued	4,081	21,177
Units redeemed	(1)	(3,900)
Ending units	4,080	17,277

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A126

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2024

Note 1:    General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice Variable Annuity	Prudential Premier Retirement Variable Annuity X, B, L, C Series
Discovery Preferred Variable Annuity	Prudential Premier Variable Annuity B, L, X Series
Discovery Select Variable Annuity	Prudential Premier Variable Annuity Bb SeriesSM
Prudential Defined Income (PDI) Variable Annuity	Strategic PartnersSM Advisor Variable Annuity
Prudential FlexGuard	Strategic PartnersSM Flexelite Variable Annuity
Prudential FlexGuard Income	Strategic PartnersSM Flexelite 2 Variable Annuity
Prudential FlexGuard Income Select	Strategic Partners Plus Variable Annuity
Prudential MyRock Advisor Variable Annuity	Strategic Partners Plus 3 Variable Annuity
Prudential Premier Advisor Variable Annuity Series	Strategic PartnersSM Select Variable Annuity
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Annuity One Variable Annuity
Prudential Premier Retirement Variable Annuity	Strategic Partners Annuity One 3 Variable Annuity

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
Invesco V.I. Core Equity Fund (Series I)
Janus Henderson VIT Research Portfolio (Institutional Shares)
A127

Note 1:    General (continued)

Janus Henderson VIT Overseas Portfolio (Institutional Shares)
MFS® Research Series (Initial Class)
MFS® Growth Series (Initial Class)
LVIP American Century Value Fund (Standard Class II) (formerly American Century VP Value Fund (Class I))
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Davis Equity Portfolio (formerly Davis Value Portfolio)
AB VPS Large Cap Growth Portfolio (Class B)
Janus Henderson VIT Research Portfolio (Service Shares)
PSF Mid-Cap Growth Portfolio (Class I)
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Conservative Multi-Asset Portfolio (formerly AST J.P. Morgan Tactical Preservation Portfolio)
AST High Yield Portfolio
AST Small-Cap Value Portfolio*
AST Mid-Cap Growth Portfolio*
AST Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio*
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio*
AST MFS Global Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Large-Cap Growth Portfolio
AST Government Money Market Portfolio
AST Small-Cap Equity Portfolio (formerly AST Small-Cap Growth Portfolio)
AST International Equity Portfolio
AST Investment Grade Bond Portfolio
AST Core Fixed Income Portfolio
AST Emerging Markets Equity Portfolio
AST J.P. Morgan Moderate Multi-Asset Portfolio (formerly AST J.P. Morgan Global Thematic Portfolio)
ProFund VP Consumer Discretionary
ProFund VP Consumer Staples
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Communication Services
A128

Note 1:    General (continued)

ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Allspring VT International Equity Fund (Class 1)***
Allspring VT Discovery All Cap Growth Fund (Class 1)
Allspring VT Small Cap Growth Fund (Class 1)
AST Quantitative Modeling Portfolio
Allspring VT Opportunity Fund (Class 1)
AST Bond Portfolio 2023***
AST Bond Portfolio 2024***
AST ClearBridge Dividend Growth Portfolio
AST Multi-Sector Fixed Income Portfolio
AST Large-Cap Core Portfolio
AST Bond Portfolio 2025
AST J.P. Morgan Aggressive Multi-Asset Portfolio (formerly AST T. Rowe Price Growth Opportunities Portfolio)
AST Bond Portfolio 2026
AST Global Bond Portfolio
BlackRock Global Allocation V.I. Fund (Class III)
AST Bond Portfolio 2027
NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Bond Portfolio 2031
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
Vanguard VIF Equity Index Portfolio¹
Vanguard VIF Global Bond Index Portfolio¹
Vanguard VIF Mid-Cap Index Portfolio¹
Vanguard VIF Real Estate Index Portfolio¹
Vanguard VIF Total Bond Market Index Portfolio¹
Vanguard VIF Total International Stock Market Index Portfolio¹
Vanguard VIF Total Stock Market Index Portfolio¹
Vanguard VIF Balanced Portfolio¹
Vanguard VIF Conservative Allocation Portfolio¹
Vanguard VIF Growth Portfolio¹
Vanguard VIF High Yield Bond Portfolio¹
Vanguard VIF Moderate Allocation Portfolio¹
Vanguard VIF Short-Term Investment Grade Portfolio¹
A129

Note 1:    General (continued)

American Funds IS® Asset Allocation Fund (Class 1)²
American Funds IS® Washington Mutual Investors Fund (Class 1)²
American Funds IS® The Bond Fund of America® (Class 1)²
American Funds IS® Growth Fund (Class 1)²
American Funds IS® Growth-Income Fund (Class 1)²
American Funds IS® U.S. Government Securities Fund® (Class 1)²
BlackRock Basic Value V.I. Fund (Class I)
BlackRock Capital Appreciation V.I. Fund (Class I)
BlackRock Equity Dividend V.I. Fund (Class I)
BlackRock Global Allocation V.I. Fund (Class I)
Dimensional VA Global Bond Portfolio (formerly DFA VA Global Bond Portfolio)
Dimensional VA Short-Term Fixed Portfolio (formerly DFA VA Short-Term Fixed Portfolio)
Dimensional VA U.S. Large Value Portfolio (formerly DFA VA U.S. Large Value Portfolio)
Dimensional VA U.S. Targeted Value Portfolio (formerly DFA VA U.S. Targeted Value Portfolio)
Fidelity® VIP Balanced Portfolio (Initial Class)
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)
Fidelity® VIP Emerging Markets Portfolio (Initial Class)
Fidelity® VIP Financials Portfolio (Initial Class)
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
Fidelity® VIP Health Care Portfolio (Initial Class)
Fidelity® VIP Industrials Portfolio (Initial Class)
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Initial Class)
Fidelity® VIP Strategic Income Portfolio (Initial Class)
Fidelity® VIP Technology Portfolio (Initial Class)
Fidelity® VIP Utilities Portfolio (Initial Class)
ClearBridge Variable Mid Cap Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
Western Asset Core Plus VIT Portfolio (Class I)
Western Asset Variable Global High Yield Bond Portfolio (Class I)
MFS® Mid Cap Growth Series (Initial Class)
MFS® International Intrinsic Value Portfolio (Initial Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)
MFS® International Growth Portfolio (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
MFS® Technology Portfolio (Service Class)
MFS® Investors Trust Series (Service Class)
MFS® Mid Cap Growth Series (Service Class)
MFS® New Discovery Series (Service Class)
MFS® Research Series (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Utilities Series (Service Class)
A130

Note 1:    General (continued)

Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
American Funds IS® Asset Allocation Fund (Class 4)²
American Funds IS® Washington Mutual Investors Fund (Class 4)²
American Funds IS® The Bond Fund of America® (Class 4)²
American Funds IS® Capital World Growth and Income Fund® (Class 4)²
American Funds IS® Global Small Capitalization Fund (Class 4)²
American Funds IS® Growth Fund (Class 4)²
American Funds IS® Growth-Income Fund (Class 4)²
American Funds IS® International Fund (Class 4)²
American Funds IS® New World Fund® (Class 4)²
BlackRock Advantage Large Cap Core V.I. Fund (Class III)
BlackRock Advantage Large Cap Value V.I. Fund (Class III)
BlackRock Basic Value V.I. Fund (Class III)
BlackRock Capital Appreciation V.I. Fund (Class III)
BlackRock Equity Dividend V.I. Fund (Class III)
BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Balanced Portfolio (Service Class 2)
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Service Class 2)
AST Bond Portfolio 2032
PSF Global Portfolio (Class III)
PSF Mid-Cap Growth Portfolio (Class III)
PSF Natural Resources Portfolio (Class III)
PSF PGIM 50/50 Balanced Portfolio (Class III)
PSF PGIM Flexible Managed Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class III)
PSF PGIM High Yield Bond Portfolio (Class III)
PSF PGIM Jennison Blend Portfolio (Class III)
PSF PGIM Jennison Growth Portfolio (Class III)
PSF PGIM Jennison Value Portfolio (Class III)
PSF PGIM Total Return Bond Portfolio (Class III)
PSF Small-Cap Stock Index Portfolio (Class III)
PSF Stock Index Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class I)
Fidelity® VIP High Income Portfolio (Initial Class)
MFS® Investors Trust Series (Initial Class)
MFS® Utilities Series (Initial Class)
MFS® Value Series (Initial Class)
Vanguard VIF Capital Growth Portfolio¹
Vanguard VIF Diversified Value Portfolio¹
Vanguard VIF Equity Income Portfolio¹
Vanguard VIF International Portfolio¹
American Funds IS® Ultra-Short Bond Fund (Class 1)²
BlackRock Advantage Large Cap Core V.I. Fund (Class I)
A131

Note 1:    General (continued)

BlackRock Large Cap Focus Growth V.I. Fund (Class I)
Dimensional VA Global Moderate Allocation Portfolio (formerly VA Global Moderate Allocation Portfolio)
Dimensional VA International Small Portfolio (formerly DFA VA International Small Portfolio)
Dimensional VA International Value Portfolio (formerly DFA VA International Value Portfolio)
ClearBridge Variable Appreciation Portfolio (Class I)
ClearBridge Variable Dividend Strategy Portfolio (Class I)
ClearBridge Variable Large Cap Growth Portfolio (Class I)
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
Franklin Multi-Asset Variable Growth Fund (Class I)
MFS® Technology Portfolio (Initial Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
AST Bond Portfolio 2033
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)
AST Bond Portfolio 2034
AST Bond Portfolio 2035
ClearBridge Variable Growth Portfolio (Class I) (formerly ClearBridge Variable Aggressive Growth Portfolio (Class I))**

¹	VIF - Variable Insurance Funds
²	IS - Insurance Series

*	Subaccount merged during the period ended December 31, 2024.
**	Subaccount was available for investment but had no assets as of December 31, 2024, and had no activity during 2024.
***	Subaccount liquidated during the period ended December 31, 2024.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
December 6, 2024	AST T. Rowe Price Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
December 13, 2024	AST Small-Cap Value Portfolio	AST Small-Cap Equity Portfolio
December 13, 2024	AST Mid-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
December 13, 2024	AST Mid-Cap Value Portfolio	AST Large-Cap Value Portfolio
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

A132

Note 1:    General (continued)

The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, the life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2:     Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Effective for the annual reporting period ended December 31, 2024, the Account adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The adoption of the ASU impacted only the financial statement disclosures and did not affect the Account’s financial position or its results of operations.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
A133

Note 3:    Fair Value Measurements (continued)
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2024, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2024 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$17,916,221	$22,550,048
PSF PGIM Total Return Bond Portfolio (Class I)	3,719,218	13,671,601
PSF PGIM Jennison Blend Portfolio (Class I)	478,498	33,506,450
PSF PGIM Flexible Managed Portfolio (Class I)	11,514	1,335,529
PSF PGIM 50/50 Balanced Portfolio (Class I)	82,692	1,619,487
PSF PGIM Jennison Value Portfolio (Class I)	2,410,913	30,336,680
PSF PGIM High Yield Bond Portfolio (Class I)	1,598,715	13,610,580
PSF Natural Resources Portfolio (Class I)	583,172	1,123,282
PSF Stock Index Portfolio (Class I)	5,076,487	82,669,278
PSF Global Portfolio (Class I)	1,069,658	6,571,726
PSF PGIM Jennison Growth Portfolio (Class I)	3,263,297	57,802,350
PSF Small-Cap Stock Index Portfolio (Class I)	3,644,228	21,125,385
T. Rowe Price International Stock Portfolio	388,006	1,594,558
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	407,331	7,217,135
Invesco V.I. Core Equity Fund (Series I)	210,049	8,970,716
Janus Henderson VIT Research Portfolio (Institutional Shares)	602,440	9,869,130
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	466,992	5,162,894
MFS® Research Series (Initial Class)	69,363	2,058,840
MFS® Growth Series (Initial Class)	599,399	10,283,989
LVIP American Century Value Fund (Standard Class II)	494,682	3,221,020
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	86,975	3,307,828
Davis Equity Portfolio	136,424	3,179,834
AB VPS Large Cap Growth Portfolio (Class B)	265,310	1,192,135
Janus Henderson VIT Research Portfolio (Service Shares)	161,218	1,855,829
A134

Note 5:     Purchases and Sales of Investments (continued)

	Purchases	Sales
PSF Mid-Cap Growth Portfolio (Class I)	$2,706,302	$15,853,944
AST Cohen & Steers Realty Portfolio	14,330,097	57,777,443
AST J.P. Morgan Conservative Multi-Asset Portfolio	245,595,397	741,519,083
AST High Yield Portfolio	11,812,772	35,579,307
AST Small-Cap Value Portfolio	15,730,608	385,149,095
AST Mid-Cap Growth Portfolio	24,397,361	543,338,352
AST Large-Cap Value Portfolio	345,469,912	242,084,810
AST Mid-Cap Value Portfolio	13,303,938	391,338,719
AST T. Rowe Price Natural Resources Portfolio	21,393,852	39,629,766
AST T. Rowe Price Asset Allocation Portfolio	145,556,737	12,108,296,651
AST MFS Global Equity Portfolio	12,839,525	63,927,631
AST Capital Growth Asset Allocation Portfolio	308,810,340	1,662,380,691
AST Academic Strategies Asset Allocation Portfolio	176,111,721	399,454,928
AST Balanced Asset Allocation Portfolio	10,436,969,090	1,744,303,572
AST Preservation Asset Allocation Portfolio	226,657,599	617,820,351
AST Prudential Growth Allocation Portfolio	744,139,833	2,373,920,889
AST Advanced Strategies Portfolio	67,515,958	906,639,483
AST Large-Cap Growth Portfolio	488,827,397	476,877,654
AST Government Money Market Portfolio	363,940,329	419,091,523
AST Small-Cap Equity Portfolio	330,489,095	98,500,459
AST International Equity Portfolio	29,495,800	102,434,691
AST Investment Grade Bond Portfolio	4,691,018,879	6,762,425,138
AST Core Fixed Income Portfolio	213,688,337	380,657,581
AST Emerging Markets Equity Portfolio	19,483,284	41,050,380
AST J.P. Morgan Moderate Multi-Asset Portfolio	61,160,379	373,642,790
ProFund VP Consumer Discretionary	70,441	150,294
ProFund VP Consumer Staples	49,501	44,121
ProFund VP Financials	63,822	190,083
ProFund VP Health Care	229,092	349,268
ProFund VP Industrials	29,968	110,349
ProFund VP Mid-Cap Growth	209,991	512,693
ProFund VP Mid-Cap Value	95,886	251,630
ProFund VP Real Estate	18,523	24,476
ProFund VP Small-Cap Growth	94,585	333,066
ProFund VP Small-Cap Value	67,969	113,543
ProFund VP Communication Services	30,458	19,486
ProFund VP Utilities	102,739	150,721
ProFund VP Large-Cap Growth	362,280	469,760
ProFund VP Large-Cap Value	163,988	570,488
Allspring VT International Equity Fund (Class 1)	—	106,202
Allspring VT Discovery All Cap Growth Fund (Class 1)	—	52,733
Allspring VT Small Cap Growth Fund (Class 1)	—	42,042
AST Quantitative Modeling Portfolio	15,224,414	347,903,368
Allspring VT Opportunity Fund (Class 1)	—	79,385
AST Bond Portfolio 2023	—	192,724
AST Bond Portfolio 2024	5,361,770	44,358,570
AST ClearBridge Dividend Growth Portfolio	13,924,104	42,007,833
AST Multi-Sector Fixed Income Portfolio	42,850,225	1,403,647,579
A135

Note 5:     Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Large-Cap Core Portfolio	$24,744,583	$65,127,141
AST Bond Portfolio 2025	23,871,102	7,973,534
AST J.P. Morgan Aggressive Multi-Asset Portfolio	548,362,046	815,044,041
AST Bond Portfolio 2026	4,800,419	5,198,182
AST Global Bond Portfolio	17,728,644	28,820,045
BlackRock Global Allocation V.I. Fund (Class III)	825,478	8,831,818
AST Bond Portfolio 2027	1,256,383	3,194,261
NVIT Emerging Markets Fund (Class D)	256,186	822,578
AST Bond Portfolio 2028	378,962	7,190,101
AST Bond Portfolio 2029	331,180	876,349
AST Bond Portfolio 2030	1,166,401	2,644,589
AST Bond Portfolio 2031	7,806,876	13,200,856
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	399,213	386,527
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	798,372	329,553
Fidelity® VIP Growth Portfolio (Initial Class)	751,425	740,267
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	1,103,016	394,478
MFS® New Discovery Series (Initial Class)	496,038	291,432
MFS® Total Return Series (Initial Class)	147,990	125,844
MFS® Total Return Bond Series (Initial Class)	282,852	1,195,203
Vanguard VIF Equity Index Portfolio	103,433	254,654
Vanguard VIF Global Bond Index Portfolio	12,826	96,084
Vanguard VIF Mid-Cap Index Portfolio	867,706	242,199
Vanguard VIF Real Estate Index Portfolio	455,090	340,138
Vanguard VIF Total Bond Market Index Portfolio	153,437	293,552
Vanguard VIF Total International Stock Market Index Portfolio	878,239	1,262,079
Vanguard VIF Total Stock Market Index Portfolio	640,580	741,421
Vanguard VIF Balanced Portfolio	41,725	779,819
Vanguard VIF Conservative Allocation Portfolio	17,627	119,098
Vanguard VIF Growth Portfolio	214,595	229,433
Vanguard VIF High Yield Bond Portfolio	139,775	48,863
Vanguard VIF Moderate Allocation Portfolio	1,293,981	1,304,303
Vanguard VIF Short-Term Investment Grade Portfolio	1,548,318	1,622,515
American Funds IS® Asset Allocation Fund (Class 1)	215,630	361,063
American Funds IS® Washington Mutual Investors Fund (Class 1)	725,118	985,589
American Funds IS® The Bond Fund of America® (Class 1)	1,386,621	519,473
American Funds IS® Growth Fund (Class 1)	1,103,940	1,382,697
American Funds IS® Growth-Income Fund (Class 1)	796,410	410,703
American Funds IS® U.S. Government Securities Fund® (Class 1)	436,220	475,896
BlackRock Basic Value V.I. Fund (Class I)	253,639	567,866
BlackRock Capital Appreciation V.I. Fund (Class I)	85,552	483,789
BlackRock Equity Dividend V.I. Fund (Class I)	316,532	325,308
BlackRock Global Allocation V.I. Fund (Class I)	179,542	898,625
Dimensional VA Global Bond Portfolio	310,780	89,079
Dimensional VA Short-Term Fixed Portfolio	164,991	498,869
Dimensional VA U.S. Large Value Portfolio	347,380	647,710
Dimensional VA U.S. Targeted Value Portfolio	1,281,798	598,133
Fidelity® VIP Balanced Portfolio (Initial Class)	467,371	197,977
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	18,379	40,185
A136

Note 5:     Purchases and Sales of Investments (continued)

	Purchases	Sales
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	$261,020	$117,434
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	1,110,273	363,427
Fidelity® VIP Financials Portfolio (Initial Class)	75,990	149,079
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	1,529,773	1,547,556
Fidelity® VIP Health Care Portfolio (Initial Class)	106,418	114,740
Fidelity® VIP Industrials Portfolio (Initial Class)	101,055	49,085
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	1,400,596	454,802
Fidelity® VIP Mid Cap Portfolio (Initial Class)	487,149	666,543
Fidelity® VIP Strategic Income Portfolio (Initial Class)	776,066	349,777
Fidelity® VIP Technology Portfolio (Initial Class)	452,273	457,844
Fidelity® VIP Utilities Portfolio (Initial Class)	215,314	175,861
ClearBridge Variable Mid Cap Portfolio (Class I)	100,281	204,671
ClearBridge Variable Small Cap Growth Portfolio (Class I)	293,901	205,093
Western Asset Core Plus VIT Portfolio (Class I)	266,445	32,366
Western Asset Variable Global High Yield Bond Portfolio (Class I)	18,514	27,308
MFS® Mid Cap Growth Series (Initial Class)	831,776	312,325
MFS® International Intrinsic Value Portfolio (Initial Class)	271,132	371,436
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	9,934	85,499
MFS® International Growth Portfolio (Service Class)	3,520,646	3,306,032
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	1,381,037	630,245
MFS® Technology Portfolio (Service Class)	2,963,887	5,353,822
MFS® Investors Trust Series (Service Class)	146,371	120,028
MFS® Mid Cap Growth Series (Service Class)	1,558,869	1,593,587
MFS® New Discovery Series (Service Class)	298,372	622,186
MFS® Research Series (Service Class)	195,093	252,568
MFS® Total Return Bond Series (Service Class)	8,224,728	7,047,141
MFS® Total Return Series (Service Class)	10,445,765	8,589,284
MFS® Utilities Series (Service Class)	1,147,855	2,010,350
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	3,573,991	3,555,992
American Funds IS® Asset Allocation Fund (Class 4)	2,978,510	5,871,544
American Funds IS® Washington Mutual Investors Fund (Class 4)	2,156,528	1,693,440
American Funds IS® The Bond Fund of America® (Class 4)	2,573,821	2,069,388
American Funds IS® Capital World Growth and Income Fund® (Class 4)	1,516,336	786,899
American Funds IS® Global Small Capitalization Fund (Class 4)	303,125	291,975
American Funds IS® Growth Fund (Class 4)	5,993,417	4,566,314
American Funds IS® Growth-Income Fund (Class 4)	2,197,193	1,614,792
American Funds IS® International Fund (Class 4)	680,030	769,964
American Funds IS® New World Fund® (Class 4)	420,105	508,052
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	1,042,461	557,582
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	894,559	665,934
BlackRock Basic Value V.I. Fund (Class III)	188,395	972,444
BlackRock Capital Appreciation V.I. Fund (Class III)	1,391,345	1,466,093
BlackRock Equity Dividend V.I. Fund (Class III)	737,801	1,608,414
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	963,737	2,191,345
Fidelity® VIP Balanced Portfolio (Service Class 2)	6,298,051	5,067,559
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	5,952,151	6,746,575
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,564,970	2,361,637
AST Bond Portfolio 2032	1,160,220	15,541,651
A137

Note 5:     Purchases and Sales of Investments (continued)

	Purchases	Sales
PSF Global Portfolio (Class III)	$214,184	$194,969
PSF Mid-Cap Growth Portfolio (Class III)	656,781	176,144
PSF Natural Resources Portfolio (Class III)	1,353,780	5,890,483
PSF PGIM 50/50 Balanced Portfolio (Class III)	1,222,636	847,160
PSF PGIM Flexible Managed Portfolio (Class III)	1,253,891	38,653,997
PSF PGIM Government Income Portfolio (Class III)	1,362,700	1,972,475
PSF PGIM High Yield Bond Portfolio (Class III)	3,043,892	1,588,337
PSF PGIM Jennison Blend Portfolio (Class III)	858,022	845,684
PSF PGIM Jennison Growth Portfolio (Class III)	3,084,860	2,532,823
PSF PGIM Jennison Value Portfolio (Class III)	1,785,628	442,214
PSF PGIM Total Return Bond Portfolio (Class III)	7,153,295	2,307,106
PSF Small-Cap Stock Index Portfolio (Class III)	2,309,526	1,753,676
PSF Stock Index Portfolio (Class III)	11,984,978	4,994,238
PSF PGIM Government Income Portfolio (Class I)	165,069	197,525
Fidelity® VIP High Income Portfolio (Initial Class)	211,225	110,420
MFS® Investors Trust Series (Initial Class)	36,720	64,592
MFS® Utilities Series (Initial Class)	332,770	431,819
MFS® Value Series (Initial Class)	121,645	267,855
Vanguard VIF Capital Growth Portfolio	51,198	98,774
Vanguard VIF Diversified Value Portfolio	723,613	797,782
Vanguard VIF Equity Income Portfolio	70,071	140,694
Vanguard VIF International Portfolio	267,420	403,398
American Funds IS® Ultra-Short Bond Fund (Class 1)	395,613	309,886
BlackRock Advantage Large Cap Core V.I. Fund (Class I)	1,593,109	667,359
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	312,899	360,750
Dimensional VA Global Moderate Allocation Portfolio	—	1,007,997
Dimensional VA International Small Portfolio	155,707	188,744
Dimensional VA International Value Portfolio	849,724	811,416
ClearBridge Variable Appreciation Portfolio (Class I)	56,843	18,921
ClearBridge Variable Dividend Strategy Portfolio (Class I)	78,661	273,625
ClearBridge Variable Large Cap Growth Portfolio (Class I)	151,938	198,418
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	—	135
Franklin Multi-Asset Variable Growth Fund (Class I)	18,270	30,254
MFS® Technology Portfolio (Initial Class)	340,469	372,398
MFS® Value Series (Service Class)	13,854,147	9,524,986
PSF PGIM Government Money Market Portfolio (Class III)	402,420,729	331,724,371
AST Bond Portfolio 2033	—	23,802
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	23,594	27,625
AST Bond Portfolio 2034	5,088,283	3,996,253
AST Bond Portfolio 2035	477,973	306,440

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder
A138

Note 6:     Related Party Transactions (continued)

communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The subaccounts of the Account indirectly bear the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units outstanding, the ranges of lowest to highest unit values, the net assets, the investment income ratio, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.

A139

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2024	44,445	$0.90	to	$11.12	$57,578	4.90%	0.25%	to	2.00%	2.92%	to	4.75%
December 31, 2023	46,020	$0.88	to	$10.62	$59,366	4.76%	0.25%	to	2.10%	2.73%	to	4.62%
December 31, 2022	56,003	$0.85	to	$10.15	$72,769	1.35%	0.25%	to	2.00%	-0.62%	to	1.13%
December 31, 2021	59,499	$0.86	to	$10.03	$77,044	0.04%	0.25%	to	2.00%	-1.98%	to	-0.21%
December 31, 2020	63,611	$0.87	to	$10.05	$75,655	0.29%	0.25%	to	2.00%	-1.71%	to	0.05%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2024	23,241	$2.24	to	$9.69	$79,627	0.00%	0.25%	to	1.65%	1.32%	to	2.75%
December 31, 2023	26,325	$2.21	to	$9.43	$87,009	0.00%	0.25%	to	1.65%	5.54%	to	7.00%
December 31, 2022	29,547	$2.09	to	$8.81	$89,169	0.00%	0.25%	to	1.65%	-16.19%	to	-13.58%
December 31, 2021	32,077	$2.50	to	$10.37	$99,491	0.00%	0.25%	to	1.65%	-2.37%	to	-1.01%
December 31, 2020	35,328	$2.56	to	$10.45	$111,321	0.00%	0.50%	to	1.65%	4.20%	to	7.01%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2024	20,655	$4.85	to	$18.26	$164,799	0.00%	0.25%	to	2.00%	23.83%	to	26.00%
December 31, 2023	24,769	$3.90	to	$14.50	$158,934	0.00%	0.25%	to	2.00%	29.93%	to	32.19%
December 31, 2022	23,627	$2.99	to	$10.93	$114,633	0.00%	0.35%	to	2.00%	-26.57%	to	-25.36%
December 31, 2021	27,054	$4.06	to	$14.65	$178,083	0.00%	0.35%	to	2.00%	18.00%	to	19.93%
December 31, 2020	31,434	$3.43	to	$12.22	$173,977	0.00%	0.35%	to	2.00%	26.47%	to	27.28%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2024	1,311	$5.22	to	$14.35	$6,918	0.00%	0.40%	to	1.40%	13.91%	to	15.05%
December 31, 2023	1,557	$4.58	to	$12.47	$7,208	0.00%	0.40%	to	1.40%	16.30%	to	17.46%
December 31, 2022	1,766	$3.94	to	$10.62	$7,019	0.00%	0.40%	to	1.40%	-15.88%	to	-15.04%
December 31, 2021	2,012	$4.68	to	$12.50	$9,478	0.00%	0.40%	to	1.40%	15.74%	to	16.89%
December 31, 2020	2,239	$4.04	to	$4.04	$9,057	0.00%	1.40%	to	1.40%	8.07%	to	8.07%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2024	1,398	$4.41	to	$13.41	$6,493	0.00%	0.40%	to	1.40%	11.46%	to	12.57%
December 31, 2023	1,690	$3.96	to	$11.91	$7,168	0.00%	0.40%	to	1.40%	13.86%	to	14.99%
December 31, 2022	2,063	$3.47	to	$10.36	$7,609	0.00%	0.40%	to	1.40%	-15.87%	to	-15.04%
December 31, 2021	2,619	$4.13	to	$12.19	$11,001	0.00%	0.40%	to	1.40%	11.81%	to	12.92%
December 31, 2020	2,977	$3.69	to	$10.79	$11,081	0.00%	0.50%	to	1.40%	9.74%	to	9.89%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2024	24,348	$3.86	to	$16.72	$144,511	0.00%	0.25%	to	2.00%	18.59%	to	20.67%
December 31, 2023	28,938	$3.25	to	$13.86	$144,223	0.00%	0.25%	to	2.00%	12.95%	to	14.91%
December 31, 2022	33,400	$2.88	to	$12.06	$146,744	0.00%	0.25%	to	2.00%	-9.70%	to	-8.12%
December 31, 2021	39,451	$3.18	to	$13.12	$190,554	0.00%	0.25%	to	2.00%	25.29%	to	27.47%
December 31, 2020	46,148	$2.54	to	$10.29	$176,782	0.00%	0.35%	to	2.00%	1.55%	to	6.02%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2024	11,375	$3.10	to	$22.24	$72,286	0.00%	0.25%	to	2.00%	6.47%	to	8.34%
December 31, 2023	13,048	$2.90	to	$20.77	$78,063	0.00%	0.25%	to	2.00%	9.64%	to	11.55%
December 31, 2022	14,956	$2.64	to	$18.83	$80,619	0.00%	0.25%	to	2.00%	-12.98%	to	-11.47%
December 31, 2021	17,136	$3.02	to	$21.51	$106,644	0.00%	0.40%	to	2.00%	5.81%	to	7.50%
December 31, 2020	19,359	$2.85	to	$20.21	$112,672	0.00%	0.40%	to	2.00%	5.01%	to	6.56%

	PSF Natural Resources Portfolio (Class I)
December 31, 2024	288	$7.97	to	$18.72	$2,796	0.00%	0.25%	to	1.40%	2.93%	to	4.12%
December 31, 2023	339	$7.75	to	$17.98	$3,204	0.00%	0.25%	to	1.40%	0.58%	to	1.73%
December 31, 2022	411	$7.70	to	$17.68	$3,825	0.00%	0.25%	to	1.40%	20.36%	to	21.74%
December 31, 2021	449	$6.40	to	$14.52	$3,312	0.00%	0.25%	to	1.40%	23.77%	to	25.19%
December 31, 2020	491	$5.17	to	$11.59	$2,772	0.00%	0.35%	to	1.40%	10.73%	to	21.00%

	PSF Stock Index Portfolio (Class I)
December 31, 2024	35,064	$4.00	to	$23.31	$389,026	0.00%	0.25%	to	2.00%	22.19%	to	24.33%
December 31, 2023	42,194	$3.27	to	$18.80	$380,093	0.00%	0.25%	to	2.00%	23.45%	to	25.60%
December 31, 2022	48,606	$2.64	to	$15.02	$348,014	0.00%	0.25%	to	2.00%	-19.94%	to	-18.54%
December 31, 2021	54,884	$3.29	to	$18.49	$480,947	0.00%	0.35%	to	2.00%	25.77%	to	27.83%
December 31, 2020	63,156	$2.60	to	$14.49	$418,550	0.00%	0.35%	to	2.00%	15.76%	to	17.66%
A140

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Global Portfolio (Class I)
December 31, 2024	7,751	$2.44	to	$14.90	$38,588	0.00%	0.25%	to	2.00%	12.88%	to	14.86%
December 31, 2023	8,912	$2.15	to	$12.97	$38,425	0.00%	0.25%	to	2.00%	17.25%	to	19.29%
December 31, 2022	10,017	$1.83	to	$10.82	$36,493	0.00%	0.40%	to	2.00%	-20.39%	to	-19.12%
December 31, 2021	11,460	$2.29	to	$13.38	$51,891	0.00%	0.40%	to	2.00%	15.91%	to	17.75%
December 31, 2020	13,540	$1.97	to	$4.41	$52,146	0.00%	1.35%	to	2.00%	13.56%	to	14.29%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2024	25,075	$4.60	to	$20.31	$289,064	0.00%	0.25%	to	2.00%	28.30%	to	30.55%
December 31, 2023	29,978	$3.58	to	$15.56	$267,524	0.00%	0.25%	to	2.00%	50.51%	to	53.12%
December 31, 2022	34,683	$2.37	to	$10.16	$203,877	0.00%	0.25%	to	2.00%	-38.82%	to	-37.76%
December 31, 2021	38,460	$3.86	to	$16.32	$366,145	0.00%	0.25%	to	2.00%	13.73%	to	15.72%
December 31, 2020	44,193	$3.39	to	$14.08	$367,736	0.00%	0.50%	to	2.00%	46.86%	to	54.12%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2024	9,108	$6.74	to	$15.46	$100,336	0.00%	0.25%	to	2.00%	6.22%	to	8.08%
December 31, 2023	10,630	$6.32	to	$14.34	$109,419	0.00%	0.25%	to	2.00%	9.58%	to	15.45%
December 31, 2022	6,560	$5.55	to	$12.46	$57,835	0.00%	0.25%	to	1.95%	-18.00%	to	-16.58%
December 31, 2021	7,400	$6.75	to	$14.98	$78,688	0.00%	0.25%	to	1.95%	23.88%	to	26.02%
December 31, 2020	8,149	$5.43	to	$11.93	$67,814	0.00%	0.35%	to	1.95%	8.83%	to	15.11%

	T. Rowe Price International Stock Portfolio
December 31, 2024	4,532	$1.67	to	$2.35	$10,439	0.91%	1.35%	to	1.65%	1.57%	to	1.87%
December 31, 2023	4,959	$1.64	to	$2.31	$11,250	0.94%	1.35%	to	1.65%	14.36%	to	14.69%
December 31, 2022	5,771	$1.43	to	$2.01	$11,441	0.75%	1.35%	to	1.65%	-17.18%	to	-16.93%
December 31, 2021	6,394	$1.73	to	$2.42	$15,280	0.55%	1.35%	to	1.65%	-0.33%	to	-0.03%
December 31, 2020	7,401	$1.74	to	$2.43	$17,760	0.56%	1.35%	to	1.65%	12.59%	to	12.93%

	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
December 31, 2024	5,784	$3.93	to	$6.29	$36,326	1.80%	1.35%	to	1.65%	9.88%	to	10.21%
December 31, 2023	6,798	$3.57	to	$5.71	$38,720	2.07%	1.35%	to	1.65%	7.77%	to	8.09%
December 31, 2022	7,927	$3.32	to	$5.28	$41,775	1.84%	1.35%	to	1.65%	-4.91%	to	-4.63%
December 31, 2021	9,163	$3.49	to	$5.54	$50,667	1.55%	1.35%	to	1.65%	23.51%	to	23.88%
December 31, 2020	10,587	$2.82	to	$4.48	$47,263	2.32%	1.35%	to	1.65%	-0.46%	to	-0.17%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2024	8,530	$2.97	to	$5.84	$49,199	0.67%	1.35%	to	1.65%	23.56%	to	23.93%
December 31, 2023	10,152	$2.40	to	$4.71	$46,866	0.71%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2022	11,898	$1.98	to	$3.87	$45,050	0.89%	1.35%	to	1.65%	-21.83%	to	-21.60%
December 31, 2021	13,691	$2.53	to	$4.94	$66,311	0.65%	1.35%	to	1.65%	25.67%	to	26.04%
December 31, 2020	15,938	$2.02	to	$3.92	$61,367	1.31%	1.35%	to	1.65%	12.00%	to	12.33%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2024	6,183	$4.01	to	$8.61	$52,097	0.03%	1.35%	to	1.65%	33.10%	to	33.50%
December 31, 2023	7,289	$3.01	to	$6.45	$46,056	0.14%	1.35%	to	1.65%	40.85%	to	41.27%
December 31, 2022	8,516	$2.14	to	$4.57	$38,149	0.70%	1.35%	to	1.65%	-31.02%	to	-30.82%
December 31, 2021	9,624	$3.10	to	$6.61	$62,448	0.10%	1.35%	to	1.65%	18.38%	to	18.73%
December 31, 2020	10,970	$2.62	to	$5.57	$60,007	0.53%	1.35%	to	1.65%	30.80%	to	31.18%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2024	7,380	$2.68	to	$4.99	$36,561	1.34%	1.35%	to	1.65%	4.11%	to	4.42%
December 31, 2023	8,215	$2.57	to	$4.78	$38,877	1.50%	1.35%	to	1.65%	9.08%	to	9.40%
December 31, 2022	9,200	$2.36	to	$4.37	$39,793	1.74%	1.35%	to	1.65%	-10.09%	to	-9.82%
December 31, 2021	10,243	$2.62	to	$4.85	$49,176	1.12%	1.35%	to	1.65%	11.74%	to	12.07%
December 31, 2020	11,790	$2.35	to	$4.33	$50,513	1.35%	1.35%	to	1.65%	14.41%	to	14.75%

	MFS® Research Series (Initial Class)
December 31, 2024	1,865	$4.17	to	$16.59	$13,359	0.60%	0.25%	to	1.65%	16.93%	to	18.57%
December 31, 2023	2,138	$3.57	to	$13.99	$13,018	0.50%	0.25%	to	1.65%	20.44%	to	22.11%
December 31, 2022	2,521	$2.96	to	$11.46	$12,614	0.48%	0.25%	to	1.65%	-18.55%	to	-17.42%
December 31, 2021	2,909	$3.64	to	$13.83	$17,534	0.53%	0.40%	to	1.65%	22.78%	to	24.30%
December 31, 2020	3,265	$2.96	to	$4.91	$15,961	0.71%	1.35%	to	1.65%	14.70%	to	15.04%

A141

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2024	6,620	$5.13	to	$18.08	$65,322	0.00%	0.40%	to	1.65%	29.32%	to	30.94%
December 31, 2023	7,579	$3.96	to	$13.84	$57,738	0.00%	0.35%	to	1.65%	33.67%	to	35.39%
December 31, 2022	8,572	$2.97	to	$10.25	$48,558	0.00%	0.25%	to	1.65%	-32.74%	to	-31.80%
December 31, 2021	9,407	$4.41	to	$15.03	$79,185	0.00%	0.25%	to	1.65%	21.53%	to	23.22%
December 31, 2020	10,743	$3.63	to	$6.92	$74,028	0.00%	1.35%	to	1.65%	29.72%	to	30.10%

	LVIP American Century Value Fund (Standard Class II)
December 31, 2024	2,364	$4.95	to	$6.19	$14,551	2.83%	1.35%	to	1.65%	7.69%	to	8.02%
December 31, 2023	2,783	$4.60	to	$5.74	$15,879	2.35%	1.35%	to	1.65%	7.33%	to	7.65%
December 31, 2022	3,454	$4.28	to	$5.33	$18,313	2.07%	1.35%	to	1.65%	-1.09%	to	-0.79%
December 31, 2021	3,743	$4.33	to	$5.38	$20,001	1.72%	1.35%	to	1.65%	22.49%	to	22.85%
December 31, 2020	4,347	$3.53	to	$4.38	$18,931	2.28%	1.35%	to	1.65%	-0.66%	to	-0.37%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2024	2,810	$3.33	to	$5.94	$16,248	0.00%	1.35%	to	1.65%	9.22%	to	9.55%
December 31, 2023	3,372	$3.04	to	$5.43	$17,686	0.00%	1.35%	to	1.65%	24.69%	to	25.06%
December 31, 2022	3,689	$2.44	to	$4.34	$15,438	0.00%	1.35%	to	1.65%	-34.77%	to	-34.57%
December 31, 2021	3,959	$3.74	to	$6.64	$25,439	0.00%	1.35%	to	1.65%	8.23%	to	8.55%
December 31, 2020	4,762	$3.46	to	$6.12	$28,341	0.00%	1.35%	to	1.65%	52.58%	to	53.03%

	Davis Equity Portfolio
December 31, 2024	4,283	$3.39	to	$3.65	$15,400	1.03%	1.35%	to	1.65%	16.13%	to	16.47%
December 31, 2023	5,090	$2.92	to	$3.13	$15,723	1.30%	1.35%	to	1.65%	30.49%	to	30.87%
December 31, 2022	5,919	$2.24	to	$2.39	$13,971	1.21%	1.35%	to	1.65%	-21.43%	to	-21.19%
December 31, 2021	6,752	$2.85	to	$3.04	$20,236	0.56%	1.35%	to	1.65%	15.94%	to	16.28%
December 31, 2020	7,837	$2.46	to	$2.61	$20,215	0.68%	1.35%	to	1.65%	9.91%	to	10.23%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2024	2,260	$3.63	to	$3.91	$8,713	0.00%	1.35%	to	1.65%	22.91%	to	23.28%
December 31, 2023	2,491	$2.95	to	$3.17	$7,795	0.00%	1.35%	to	1.65%	32.60%	to	33.00%
December 31, 2022	2,925	$2.23	to	$2.38	$6,874	0.00%	1.35%	to	1.65%	-29.84%	to	-29.64%
December 31, 2021	3,333	$3.17	to	$3.39	$11,136	0.00%	1.35%	to	1.65%	26.57%	to	26.93%
December 31, 2020	3,771	$2.51	to	$2.67	$9,931	0.00%	1.35%	to	1.65%	32.95%	to	33.35%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2024	1,770	$3.21	to	$7.46	$9,036	0.00%	1.40%	to	2.00%	32.30%	to	33.09%
December 31, 2023	2,071	$2.42	to	$5.60	$8,094	0.06%	1.40%	to	2.00%	40.02%	to	40.85%
December 31, 2022	2,439	$1.72	to	$3.98	$6,651	0.56%	1.40%	to	2.00%	-31.43%	to	-31.03%
December 31, 2021	2,700	$2.51	to	$5.77	$10,776	0.02%	1.40%	to	2.00%	17.69%	to	18.39%
December 31, 2020	3,104	$2.12	to	$4.87	$10,649	0.35%	1.40%	to	2.00%	29.98%	to	30.75%

	PSF Mid-Cap Growth Portfolio (Class I)
December 31, 2024	10,307	$3.95	to	$15.40	$67,222	0.00%	0.25%	to	2.00%	12.00%	to	13.96%
December 31, 2023	12,354	$3.52	to	$13.52	$71,181	0.00%	0.25%	to	2.00%	21.13%	to	23.24%
December 31, 2022	13,946	$2.89	to	$10.97	$65,861	0.00%	0.25%	to	2.00%	-28.39%	to	-27.14%
December 31, 2021	15,674	$4.03	to	$15.05	$102,930	0.00%	0.25%	to	2.00%	8.52%	to	10.42%
December 31, 2020	18,627	$3.70	to	$13.62	$112,875	0.00%	0.40%	to	2.00%	40.63%	to	45.51%

	AST Cohen & Steers Realty Portfolio
December 31, 2024	6,673	$12.25	to	$41.98	$172,256	0.00%	0.35%	to	2.95%	3.60%	to	6.29%
December 31, 2023	8,188	$11.56	to	$40.13	$202,271	0.00%	0.35%	to	2.95%	8.88%	to	11.69%
December 31, 2022	6,865	$10.38	to	$36.50	$154,142	0.00%	0.35%	to	2.95%	-27.50%	to	-25.62%
December 31, 2021	8,615	$14.00	to	$49.85	$266,661	0.00%	0.35%	to	2.95%	38.76%	to	42.35%
December 31, 2020	10,060	$9.87	to	$35.58	$223,300	0.00%	0.35%	to	3.25%	-6.00%	to	-3.18%

	AST J.P. Morgan Conservative Multi-Asset Portfolio
December 31, 2024	180,308	$11.01	to	$19.47	$2,898,457	0.00%	0.35%	to	2.95%	3.14%	to	5.82%
December 31, 2023	208,857	$10.54	to	$18.60	$3,208,395	0.00%	0.35%	to	2.95%	5.03%	to	9.97%
December 31, 2022	137,608	$10.86	to	$17.09	$1,944,153	0.00%	0.35%	to	2.95%	-18.14%	to	-16.02%
December 31, 2021	197,465	$12.93	to	$20.56	$3,368,963	0.00%	0.35%	to	2.95%	4.85%	to	7.57%
December 31, 2020	87,356	$12.02	to	$19.31	$1,414,008	0.00%	0.35%	to	3.25%	7.73%	to	10.96%
A142

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST High Yield Portfolio
December 31, 2024	7,870	$11.38	to	$21.34	$132,345	0.00%	0.35%	to	2.95%	4.47%	to	7.19%
December 31, 2023	9,181	$10.65	to	$20.23	$145,895	0.00%	0.35%	to	2.95%	7.40%	to	10.17%
December 31, 2022	10,177	$9.70	to	$18.65	$148,100	0.00%	0.35%	to	2.95%	-14.05%	to	-11.82%
December 31, 2021	13,344	$11.03	to	$21.49	$223,789	0.00%	0.35%	to	2.95%	3.29%	to	5.96%
December 31, 2020	13,874	$10.44	to	$20.60	$222,486	0.00%	0.35%	to	3.25%	-0.70%	to	2.28%

	AST Small-Cap Value Portfolio (merged December 13, 2024)
December 31, 2024	—	$15.23	to	$39.50	$—	0.00%	0.35%	to	2.95%	11.35%	to	14.10%
December 31, 2023	13,151	$13.35	to	$35.15	$327,726	0.00%	0.35%	to	2.95%	10.50%	to	13.35%
December 31, 2022	14,001	$11.78	to	$31.50	$310,497	0.00%	0.35%	to	2.95%	-15.80%	to	-13.63%
December 31, 2021	5,401	$13.64	to	$37.05	$143,175	0.00%	0.35%	to	2.95%	27.75%	to	31.06%
December 31, 2020	6,132	$10.41	to	$28.72	$126,028	0.00%	0.35%	to	3.25%	-2.42%	to	0.51%

	AST Mid-Cap Growth Portfolio (merged December 13, 2024)
December 31, 2024	—	$14.93	to	$46.71	$—	0.00%	0.35%	to	2.95%	15.13%	to	17.98%
December 31, 2023	15,498	$12.69	to	$40.19	$444,935	0.00%	0.35%	to	2.95%	18.45%	to	21.51%
December 31, 2022	16,691	$10.48	to	$33.60	$399,145	0.00%	0.35%	to	2.95%	-32.91%	to	-31.17%
December 31, 2021	19,031	$15.27	to	$49.60	$676,221	0.00%	0.35%	to	2.95%	7.32%	to	10.10%
December 31, 2020	21,152	$13.91	to	$45.77	$694,961	0.00%	0.35%	to	3.25%	30.46%	to	34.37%

	AST Large-Cap Value Portfolio
December 31, 2024	40,885	$16.42	to	$44.78	$1,313,907	0.00%	0.35%	to	2.95%	6.76%	to	9.54%
December 31, 2023	37,293	$15.03	to	$41.54	$1,114,584	0.00%	0.35%	to	2.95%	6.61%	to	9.37%
December 31, 2022	40,856	$13.79	to	$38.58	$1,131,727	0.00%	0.35%	to	2.70%	-1.04%	to	1.35%
December 31, 2021	17,212	$13.65	to	$38.67	$480,280	0.00%	0.35%	to	2.95%	25.51%	to	28.76%
December 31, 2020	20,701	$10.63	to	$30.51	$456,871	0.00%	0.35%	to	2.95%	-2.60%	to	-0.08%

	AST Mid-Cap Value Portfolio (merged December 13, 2024)
December 31, 2024	—	$15.91	to	$47.59	$—	0.00%	0.35%	to	2.95%	12.95%	to	15.75%
December 31, 2023	12,079	$13.75	to	$41.74	$329,690	0.00%	0.35%	to	2.95%	8.87%	to	11.68%
December 31, 2022	13,157	$12.31	to	$37.97	$325,023	0.00%	0.35%	to	2.95%	-10.41%	to	-8.09%
December 31, 2021	17,183	$13.39	to	$41.97	$475,240	0.00%	0.35%	to	2.95%	29.81%	to	33.16%
December 31, 2020	16,157	$10.06	to	$32.02	$340,471	0.00%	0.35%	to	3.25%	-4.98%	to	-2.13%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2024	8,559	$10.59	to	$18.02	$112,558	0.00%	0.55%	to	2.95%	0.86%	to	3.28%
December 31, 2023	9,758	$10.48	to	$17.59	$125,342	0.00%	0.35%	to	2.95%	-3.38%	to	0.99%
December 31, 2022	12,220	$10.63	to	$17.60	$158,784	0.00%	0.35%	to	2.95%	3.05%	to	5.72%
December 31, 2021	19,538	$10.11	to	$16.82	$240,334	0.00%	0.35%	to	2.95%	20.25%	to	23.36%
December 31, 2020	23,647	$8.04	to	$13.78	$236,498	0.00%	0.35%	to	3.25%	-5.40%	to	-2.56%

	AST T. Rowe Price Asset Allocation Portfolio (merged December 6, 2024)
December 31, 2024	—	$15.60	to	$29.39	$—	0.00%	0.35%	to	2.95%	11.88%	to	14.59%
December 31, 2023	501,170	$13.61	to	$26.03	$10,526,962	0.00%	0.35%	to	2.95%	13.53%	to	16.46%
December 31, 2022	542,542	$11.69	to	$22.71	$9,924,177	0.00%	0.35%	to	2.95%	-18.74%	to	-16.64%
December 31, 2021	663,851	$14.02	to	$27.68	$14,698,825	0.00%	0.35%	to	2.95%	9.19%	to	12.02%
December 31, 2020	574,902	$12.52	to	$25.10	$11,461,948	0.00%	0.35%	to	3.25%	8.88%	to	12.14%

	AST MFS Global Equity Portfolio
December 31, 2024	10,135	$13.42	to	$35.79	$270,229	0.00%	0.35%	to	2.95%	2.47%	to	5.14%
December 31, 2023	11,863	$12.80	to	$34.59	$305,104	0.00%	0.35%	to	2.95%	10.76%	to	13.62%
December 31, 2022	12,927	$11.30	to	$30.93	$295,683	0.00%	0.35%	to	2.95%	-20.31%	to	-18.25%
December 31, 2021	15,828	$13.87	to	$38.43	$451,075	0.00%	0.35%	to	2.95%	13.50%	to	16.44%
December 31, 2020	17,709	$11.95	to	$33.53	$440,204	0.00%	0.35%	to	3.25%	10.47%	to	13.78%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2024	315,376	$16.29	to	$32.93	$8,092,504	0.00%	0.35%	to	2.95%	11.11%	to	14.00%
December 31, 2023	364,808	$14.29	to	$29.35	$8,316,592	0.00%	0.35%	to	2.95%	14.72%	to	17.68%
December 31, 2022	347,065	$12.14	to	$25.34	$6,865,097	0.00%	0.35%	to	2.95%	-19.28%	to	-17.19%
December 31, 2021	419,222	$14.67	to	$31.09	$10,091,464	0.00%	0.35%	to	2.95%	13.63%	to	16.57%
December 31, 2020	462,883	$12.58	to	$27.09	$9,641,762	0.00%	0.35%	to	3.25%	9.73%	to	13.02%
A143

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Academic Strategies Asset Allocation Portfolio
December 31, 2024	88,860	$12.62	to	$19.07	$1,394,936	0.00%		0.35%	to	2.95%	4.61%	to	7.34%
December 31, 2023	102,040	$11.87	to	$18.05	$1,509,836	0.00%		0.35%	to	2.95%	7.07%	to	9.83%
December 31, 2022	108,587	$10.80	to	$16.70	$1,480,246	0.00%		0.35%	to	2.95%	-15.92%	to	-13.75%
December 31, 2021	166,410	$12.53	to	$19.67	$2,675,668	0.00%		0.35%	to	2.95%	9.22%	to	12.05%
December 31, 2020	185,426	$11.18	to	$17.83	$2,680,163	0.00%		0.35%	to	3.25%	0.83%	to	3.85%

	AST Balanced Asset Allocation Portfolio
December 31, 2024	798,977	$14.83	to	$26.90	$17,632,849	0.00%		0.35%	to	2.95%	8.68%	to	11.51%
December 31, 2023	418,427	$13.30	to	$24.51	$8,335,289	0.00%		0.35%	to	2.95%	12.46%	to	15.36%
December 31, 2022	444,810	$11.53	to	$21.58	$7,796,818	0.00%		0.35%	to	2.95%	-18.66%	to	-16.55%
December 31, 2021	367,938	$13.82	to	$26.27	$7,812,318	0.00%		0.35%	to	2.95%	9.61%	to	12.45%
December 31, 2020	406,939	$12.29	to	$23.74	$7,752,708	0.00%		0.35%	to	3.25%	8.14%	to	11.38%

	AST Preservation Asset Allocation Portfolio
December 31, 2024	133,854	$12.58	to	$19.54	$2,212,628	0.00%		0.35%	to	2.95%	4.70%	to	7.42%
December 31, 2023	155,961	$11.71	to	$18.26	$2,427,735	0.00%		0.35%	to	2.95%	8.58%	to	11.39%
December 31, 2022	167,992	$10.51	to	$16.52	$2,379,361	0.00%		0.35%	to	2.95%	-18.04%	to	-15.92%
December 31, 2021	239,414	$12.51	to	$19.81	$4,073,050	0.00%		0.35%	to	2.95%	3.20%	to	5.87%
December 31, 2020	272,149	$11.81	to	$18.93	$4,402,595	0.00%		0.35%	to	3.25%	5.54%	to	8.70%

	AST Prudential Growth Allocation Portfolio
December 31, 2024	457,914	$12.57	to	$27.80	$10,175,477	0.00%		0.35%	to	2.95%	10.41%	to	13.29%
December 31, 2023	526,557	$11.21	to	$24.94	$10,465,506	0.00%		0.35%	to	2.95%	13.24%	to	17.65%
December 31, 2022	448,827	$10.87	to	$21.53	$7,777,840	0.00%		0.35%	to	2.95%	-20.64%	to	-18.58%
December 31, 2021	606,990	$13.35	to	$26.87	$13,036,419	0.00%		0.35%	to	2.95%	13.36%	to	16.29%
December 31, 2020	677,603	$11.48	to	$23.47	$12,604,378	0.00%		0.35%	to	3.25%	2.42%	to	5.49%

	AST Advanced Strategies Portfolio
December 31, 2024	179,687	$14.71	to	$28.76	$4,118,514	0.00%		0.35%	to	2.95%	7.80%	to	10.61%
December 31, 2023	214,421	$13.30	to	$26.42	$4,494,111	0.00%		0.35%	to	2.95%	11.21%	to	14.08%
December 31, 2022	233,125	$11.66	to	$23.52	$4,342,414	0.00%		0.35%	to	2.95%	-19.01%	to	-16.91%
December 31, 2021	282,766	$14.03	to	$28.76	$6,388,506	0.00%		0.35%	to	2.95%	10.57%	to	13.43%
December 31, 2020	320,430	$12.37	to	$25.76	$6,421,615	0.00%		0.35%	to	3.25%	7.08%	to	10.29%

	AST Large-Cap Growth Portfolio
December 31, 2024	36,026	$21.25	to	$87.04	$2,115,998	0.00%		0.35%	to	2.95%	26.41%	to	29.70%
December 31, 2023	36,133	$16.44	to	$68.18	$1,663,455	0.00%		0.35%	to	2.95%	39.53%	to	43.13%
December 31, 2022	42,169	$11.52	to	$48.39	$1,386,610	0.00%		0.35%	to	2.95%	-35.12%	to	-33.44%
December 31, 2021	23,701	$17.36	to	$73.86	$1,225,164	0.00%		0.35%	to	2.95%	13.76%	to	16.70%
December 31, 2020	26,177	$14.92	to	$64.30	$1,198,109	0.00%		0.35%	to	3.25%	35.27%	to	39.32%

	AST Government Money Market Portfolio
December 31, 2024	30,593	$7.30	to	$11.04	$303,789	4.67%		0.35%	to	2.95%	1.74%	to	4.39%
December 31, 2023	35,930	$7.17	to	$10.58	$343,813	4.52%		0.35%	to	2.95%	1.63%	to	4.25%
December 31, 2022	41,470	$7.06	to	$10.15	$383,307	1.27%		0.35%	to	2.95%	-1.67%	to	0.87%
December 31, 2021	36,208	$7.15	to	$10.06	$333,433	0.00%	(2)	0.35%	to	3.10%	-3.10%	to	-0.36%
December 31, 2020	42,575	$7.37	to	$10.10	$394,114	0.15%		0.35%	to	3.10%	-2.89%	to	-0.13%

	AST Small-Cap Equity Portfolio
December 31, 2024	17,041	$15.18	to	$52.75	$608,460	0.00%		0.35%	to	2.95%	11.55%	to	14.46%
December 31, 2023	10,767	$13.30	to	$46.83	$344,016	0.00%		0.35%	to	2.95%	13.75%	to	16.69%
December 31, 2022	11,002	$11.44	to	$40.77	$303,447	0.00%		0.35%	to	2.95%	-29.65%	to	-27.83%
December 31, 2021	8,474	$15.89	to	$57.39	$334,669	0.00%		0.35%	to	2.95%	1.54%	to	4.17%
December 31, 2020	9,192	$15.31	to	$55.97	$357,295	0.00%		0.35%	to	3.25%	43.57%	to	47.87%

	AST International Equity Portfolio
December 31, 2024	22,693	$11.39	to	$27.03	$438,591	0.00%		0.35%	to	2.70%	2.60%	to	5.09%
December 31, 2023	26,105	$11.02	to	$26.13	$485,135	0.00%		0.35%	to	2.95%	11.11%	to	17.34%
December 31, 2022	12,468	$11.24	to	$22.62	$208,400	0.00%		0.35%	to	2.95%	-30.73%	to	-28.93%
December 31, 2021	13,568	$15.87	to	$32.34	$324,901	0.00%		0.35%	to	2.95%	9.28%	to	12.11%
December 31, 2020	14,820	$14.20	to	$29.31	$319,509	0.00%		0.35%	to	3.25%	27.06%	to	30.86%
A144

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Investment Grade Bond Portfolio
December 31, 2024	370,247	$10.71	to	$18.94	$5,183,168	0.00%	0.35%	to	2.35%	-0.40%	to	1.59%
December 31, 2023	523,657	$10.71	to	$18.75	$7,102,110	0.00%	0.35%	to	2.35%	4.05%	to	6.12%
December 31, 2022	860,830	$10.26	to	$17.78	$10,864,615	0.00%	0.35%	to	2.35%	-15.79%	to	-14.12%
December 31, 2021	58,908	$12.14	to	$20.82	$965,064	0.00%	0.55%	to	2.65%	-4.76%	to	-2.71%
December 31, 2020	67,533	$12.60	to	$21.49	$1,150,344	0.00%	0.35%	to	2.65%	13.38%	to	16.06%

	AST Core Fixed Income Portfolio
December 31, 2024	175,252	$9.08	to	$13.94	$2,134,299	0.00%	0.35%	to	2.95%	-1.49%	to	1.08%
December 31, 2023	186,448	$9.10	to	$13.82	$2,269,363	0.00%	0.35%	to	2.95%	3.31%	to	5.98%
December 31, 2022	191,998	$8.70	to	$13.12	$2,225,902	0.00%	0.35%	to	2.95%	-18.68%	to	-13.18%
December 31, 2021	96,332	$10.73	to	$15.82	$1,362,294	0.00%	0.35%	to	2.95%	-5.04%	to	-2.58%
December 31, 2020	94,750	$11.05	to	$16.34	$1,381,144	0.00%	0.35%	to	3.25%	4.60%	to	7.73%

	AST Emerging Markets Equity Portfolio
December 31, 2024	13,432	$7.38	to	$13.46	$128,316	0.00%	0.35%	to	2.70%	1.81%	to	4.28%
December 31, 2023	15,479	$7.24	to	$13.11	$143,389	0.00%	0.35%	to	2.70%	9.29%	to	11.92%
December 31, 2022	16,587	$6.62	to	$11.90	$138,938	0.00%	0.35%	to	2.70%	-23.83%	to	-21.99%
December 31, 2021	23,598	$8.68	to	$15.50	$254,682	0.00%	0.35%	to	2.95%	-2.68%	to	-0.16%
December 31, 2020	24,148	$8.89	to	$15.77	$262,116	0.00%	0.35%	to	3.25%	0.68%	to	3.70%

	AST J.P. Morgan Moderate Multi-Asset Portfolio
December 31, 2024	77,885	$14.33	to	$25.96	$1,591,821	0.00%	0.35%	to	2.95%	6.67%	to	9.45%
December 31, 2023	92,324	$13.10	to	$24.10	$1,742,989	0.00%	0.35%	to	2.95%	10.63%	to	13.48%
December 31, 2022	97,624	$11.54	to	$21.57	$1,648,038	0.00%	0.35%	to	2.95%	-19.36%	to	-17.27%
December 31, 2021	124,741	$13.95	to	$26.49	$2,567,981	0.00%	0.35%	to	2.95%	9.19%	to	12.02%
December 31, 2020	137,600	$12.45	to	$24.03	$2,547,203	0.00%	0.35%	to	3.25%	9.48%	to	12.76%

	ProFund VP Consumer Discretionary
December 31, 2024	12	$40.09	to	$54.76	$586	0.00%	0.55%	to	2.35%	21.56%	to	23.75%
December 31, 2023	14	$14.10	to	$44.25	$544	0.00%	0.35%	to	2.35%	29.03%	to	31.59%
December 31, 2022	15	$10.72	to	$33.69	$445	0.00%	0.35%	to	2.35%	-33.10%	to	-31.77%
December 31, 2021	16	$15.71	to	$49.48	$684	0.00%	0.35%	to	2.00%	8.07%	to	9.84%
December 31, 2020	29	$14.30	to	$45.14	$1,206	0.00%	0.35%	to	2.00%	25.83%	to	27.89%

	ProFund VP Consumer Staples
December 31, 2024	8	$15.34	to	$31.33	$199	1.61%	0.35%	to	2.00%	8.18%	to	9.97%
December 31, 2023	8	$13.94	to	$28.55	$174	0.23%	0.35%	to	2.00%	1.89%	to	3.56%
December 31, 2022	7	$13.47	to	$27.62	$168	0.05%	0.35%	to	2.00%	-26.17%	to	-24.96%
December 31, 2021	10	$17.94	to	$36.88	$336	0.38%	0.35%	to	2.00%	17.30%	to	19.23%
December 31, 2020	19	$15.05	to	$31.00	$506	0.74%	0.35%	to	2.00%	28.48%	to	30.59%

	ProFund VP Financials
December 31, 2024	18	$18.06	to	$37.95	$422	0.27%	0.35%	to	2.30%	25.54%	to	27.99%
December 31, 2023	24	$14.11	to	$29.71	$437	0.50%	0.35%	to	2.30%	11.33%	to	13.49%
December 31, 2022	23	$12.43	to	$26.23	$415	0.09%	0.35%	to	2.30%	-17.05%	to	-15.44%
December 31, 2021	40	$15.99	to	$31.08	$766	0.35%	0.55%	to	2.30%	27.18%	to	29.39%
December 31, 2020	46	$11.34	to	$24.02	$688	0.76%	0.35%	to	2.30%	-3.98%	to	-2.11%

	ProFund VP Health Care
December 31, 2024	34	$14.44	to	$41.51	$1,255	0.06%	0.35%	to	2.35%	-1.51%	to	0.46%
December 31, 2023	37	$14.38	to	$41.40	$1,358	0.00%	0.35%	to	2.35%	-1.48%	to	0.47%
December 31, 2022	42	$14.31	to	$41.29	$1,472	0.00%	0.35%	to	2.35%	-8.18%	to	-6.35%
December 31, 2021	62	$15.28	to	$44.18	$2,389	0.04%	0.35%	to	2.30%	18.81%	to	21.11%
December 31, 2020	77	$12.61	to	$36.55	$2,471	0.00%	0.35%	to	2.30%	11.86%	to	14.04%

	ProFund VP Industrials
December 31, 2024	12	$16.70	to	$43.06	$384	0.18%	0.35%	to	2.35%	12.80%	to	15.06%
December 31, 2023	14	$14.51	to	$37.50	$406	0.00%	0.35%	to	2.35%	13.64%	to	15.89%
December 31, 2022	16	$12.52	to	$32.42	$419	0.00%	0.35%	to	2.35%	-17.54%	to	-15.90%
December 31, 2021	18	$24.75	to	$38.63	$552	0.00%	0.55%	to	2.30%	13.79%	to	15.76%
December 31, 2020	21	$12.84	to	$33.37	$563	0.19%	0.35%	to	2.30%	14.13%	to	16.35%
A145

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Mid-Cap Growth
December 31, 2024	19	$25.63	to	$36.76	$598	0.00%	0.55%	to	2.30%	11.32%	to	13.26%
December 31, 2023	28	$13.82	to	$32.45	$802	0.00%	0.35%	to	2.30%	12.97%	to	15.16%
December 31, 2022	29	$12.00	to	$28.24	$681	0.00%	0.35%	to	2.30%	-22.13%	to	-20.62%
December 31, 2021	34	$15.12	to	$35.64	$1,026	0.00%	0.35%	to	2.30%	14.34%	to	16.56%
December 31, 2020	36	$12.97	to	$30.64	$901	0.00%	0.35%	to	2.30%	18.18%	to	20.47%

	ProFund VP Mid-Cap Value
December 31, 2024	15	$15.55	to	$34.37	$381	0.25%	0.35%	to	2.30%	7.36%	to	9.46%
December 31, 2023	20	$14.21	to	$31.46	$492	0.28%	0.35%	to	2.30%	10.91%	to	13.05%
December 31, 2022	23	$12.57	to	$27.89	$506	0.15%	0.35%	to	2.30%	-10.51%	to	-8.77%
December 31, 2021	33	$13.78	to	$30.63	$800	0.25%	0.35%	to	2.30%	25.64%	to	28.08%
December 31, 2020	31	$10.76	to	$23.96	$611	0.44%	0.35%	to	2.30%	0.00%	to	1.94%

	ProFund VP Real Estate
December 31, 2024	7	$11.75	to	$24.31	$117	1.45%	0.35%	to	2.30%	1.20%	to	3.18%
December 31, 2023	7	$13.57	to	$23.61	$118	1.01%	0.55%	to	2.30%	7.27%	to	9.13%
December 31, 2022	11	$10.41	to	$21.63	$205	0.71%	0.35%	to	2.30%	-28.21%	to	-26.81%
December 31, 2021	18	$14.23	to	$29.62	$409	0.03%	0.35%	to	2.30%	34.00%	to	36.60%
December 31, 2020	19	$13.15	to	$21.72	$324	1.63%	0.55%	to	2.30%	-8.40%	to	-6.81%

	ProFund VP Small-Cap Growth
December 31, 2024	14	$25.72	to	$37.50	$441	0.00%	0.55%	to	2.30%	5.36%	to	7.20%
December 31, 2023	21	$24.41	to	$34.98	$650	0.00%	0.55%	to	2.30%	12.61%	to	14.56%
December 31, 2022	20	$11.25	to	$30.53	$536	0.00%	0.35%	to	2.30%	-24.15%	to	-22.68%
December 31, 2021	23	$28.59	to	$39.57	$809	0.00%	0.55%	to	2.30%	17.93%	to	19.98%
December 31, 2020	24	$24.24	to	$32.98	$717	0.00%	0.55%	to	2.30%	14.75%	to	16.75%

	ProFund VP Small-Cap Value
December 31, 2024	8	$23.08	to	$31.01	$212	0.38%	0.55%	to	2.00%	3.79%	to	5.29%
December 31, 2023	10	$13.04	to	$29.45	$246	0.02%	0.35%	to	2.00%	10.73%	to	12.54%
December 31, 2022	13	$11.59	to	$26.22	$278	0.00%	0.35%	to	2.00%	-14.13%	to	-12.72%
December 31, 2021	16	$13.28	to	$30.11	$412	0.07%	0.35%	to	2.00%	26.04%	to	28.11%
December 31, 2020	12	$18.55	to	$23.55	$238	0.03%	0.55%	to	2.00%	-0.92%	to	0.51%

	ProFund VP Communication Services
December 31, 2024	6	$16.42	to	$30.10	$105	0.00%	0.35%	to	2.35%	29.58%	to	32.18%
December 31, 2023	5	$12.67	to	$22.82	$70	0.93%	0.35%	to	2.35%	28.80%	to	31.36%
December 31, 2022	6	$9.65	to	$17.40	$68	1.79%	0.35%	to	2.35%	-23.02%	to	-21.49%
December 31, 2021	10	$12.30	to	$22.21	$137	0.98%	0.35%	to	2.00%	16.09%	to	18.00%
December 31, 2020	8	$10.42	to	$18.86	$104	0.97%	0.35%	to	2.00%	1.13%	to	2.79%

	ProFund VP Utilities
December 31, 2024	15	$13.93	to	$31.68	$344	1.60%	0.35%	to	2.30%	18.53%	to	20.85%
December 31, 2023	17	$11.53	to	$26.26	$322	1.40%	0.35%	to	2.30%	-10.64%	to	-8.91%
December 31, 2022	27	$12.66	to	$28.89	$625	0.95%	0.35%	to	2.30%	-2.49%	to	-0.60%
December 31, 2021	26	$12.73	to	$29.12	$589	1.54%	0.35%	to	2.30%	12.81%	to	15.00%
December 31, 2020	29	$11.07	to	$25.38	$563	1.56%	0.35%	to	2.30%	-4.59%	to	-2.74%

	ProFund VP Large-Cap Growth
December 31, 2024	20	$22.87	to	$61.05	$1,022	0.00%	0.35%	to	1.50%	31.79%	to	33.31%
December 31, 2023	22	$17.16	to	$45.89	$869	0.00%	0.35%	to	2.00%	25.36%	to	27.42%
December 31, 2022	21	$24.96	to	$36.09	$605	0.00%	0.55%	to	2.30%	-32.20%	to	-31.02%
December 31, 2021	39	$36.81	to	$52.32	$1,632	0.00%	0.55%	to	2.30%	26.94%	to	29.15%
December 31, 2020	45	$28.99	to	$40.51	$1,486	0.00%	0.55%	to	2.30%	27.99%	to	30.21%

	ProFund VP Large-Cap Value
December 31, 2024	31	$17.28	to	$35.78	$782	0.30%	0.35%	to	2.30%	7.92%	to	10.03%
December 31, 2023	42	$15.70	to	$32.58	$1,096	0.49%	0.35%	to	2.30%	17.40%	to	19.67%
December 31, 2022	47	$13.12	to	$27.28	$1,028	0.51%	0.35%	to	2.30%	-8.91%	to	-7.15%
December 31, 2021	65	$18.21	to	$29.44	$1,507	0.96%	0.55%	to	2.30%	20.16%	to	22.25%
December 31, 2020	69	$15.16	to	$24.08	$1,301	1.27%	0.55%	to	2.30%	-2.31%	to	-0.61%
A146

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT International Equity Fund (Class 1) (liquidated April 30, 2024)
December 31, 2024	—	$18.58	to	$20.34	$—	2.24%	1.40%	to	1.85%	0.38%	to	0.52%
December 31, 2023	5	$18.51	to	$20.23	$105	1.80%	1.40%	to	1.85%	13.71%	to	14.21%
December 31, 2022	6	$16.28	to	$17.71	$106	4.09%	1.40%	to	1.85%	-13.09%	to	-12.70%
December 31, 2021	6	$18.73	to	$20.29	$125	1.34%	1.40%	to	1.85%	5.44%	to	5.91%
December 31, 2020	7	$17.76	to	$19.16	$125	2.88%	1.40%	to	1.85%	2.98%	to	3.44%

	Allspring VT Discovery All Cap Growth Fund (Class 1)
December 31, 2024	45	$8.06	to	$8.89	$378	0.00%	1.40%	to	1.85%	19.08%	to	19.62%
December 31, 2023	50	$6.77	to	$7.43	$357	0.00%	1.40%	to	1.85%	31.08%	to	31.66%
December 31, 2022	64	$5.16	to	$5.64	$343	0.00%	1.40%	to	1.85%	-38.19%	to	-37.91%
December 31, 2021	63	$8.35	to	$9.09	$551	0.00%	1.40%	to	1.85%	13.18%	to	13.68%
December 31, 2020	99	$7.38	to	$7.99	$753	0.00%	1.40%	to	1.85%	40.81%	to	41.43%

	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2024	4	$34.09	to	$35.83	$131	0.00%	1.50%	to	1.85%	16.90%	to	17.30%
December 31, 2023	5	$29.16	to	$30.54	$151	0.00%	1.50%	to	1.85%	2.46%	to	2.82%
December 31, 2022	7	$28.46	to	$29.71	$213	0.00%	1.50%	to	1.85%	-35.49%	to	-35.27%
December 31, 2021	9	$44.12	to	$45.89	$417	0.00%	1.50%	to	1.85%	5.97%	to	6.34%
December 31, 2020	10	$41.63	to	$43.16	$417	0.00%	1.50%	to	1.85%	55.23%	to	55.76%

	AST Quantitative Modeling Portfolio
December 31, 2024	30,366	$14.32	to	$24.63	$583,709	0.00%	0.35%	to	2.65%	11.18%	to	13.74%
December 31, 2023	47,967	$12.63	to	$21.70	$814,156	0.00%	0.35%	to	2.65%	14.45%	to	17.06%
December 31, 2022	60,994	$10.82	to	$18.57	$911,892	0.00%	0.35%	to	2.65%	-20.85%	to	-19.04%
December 31, 2021	69,769	$13.41	to	$22.99	$1,313,627	0.00%	0.35%	to	2.65%	12.46%	to	15.04%
December 31, 2020	75,102	$11.69	to	$20.02	$1,249,337	0.00%	0.35%	to	2.65%	8.70%	to	11.18%

	Allspring VT Opportunity Fund (Class 1)
December 31, 2024	14	$40.39	to	$42.29	$562	0.28%	1.50%	to	1.85%	13.24%	to	13.63%
December 31, 2023	15	$35.67	to	$37.22	$559	0.00%	1.50%	to	1.85%	24.54%	to	24.96%
December 31, 2022	17	$28.64	to	$29.78	$501	0.00%	1.50%	to	1.85%	-22.05%	to	-21.78%
December 31, 2021	27	$36.74	to	$38.07	$999	0.27%	1.50%	to	1.85%	22.79%	to	23.22%
December 31, 2020	37	$29.92	to	$30.90	$1,114	0.69%	1.50%	to	1.85%	19.12%	to	19.53%

	AST Bond Portfolio 2023 (liquidated January 2, 2024)
December 31, 2024	—	$8.73	to	$11.30	$—	0.00%	1.15%	to	3.25%	0.00%	to	0.00%
December 31, 2023	19	$9.16	to	$11.30	$193	0.00%	1.15%	to	2.95%	3.02%	to	4.83%
December 31, 2022	5,891	$8.89	to	$10.78	$57,123	0.00%	1.15%	to	2.95%	-6.45%	to	-4.80%
December 31, 2021	448	$9.55	to	$11.17	$4,649	0.00%	1.30%	to	2.90%	-4.47%	to	-2.96%
December 31, 2020	415	$9.60	to	$11.65	$4,510	0.00%	1.15%	to	3.25%	3.30%	to	5.54%

	AST Bond Portfolio 2024 (liquidated December 31, 2024)
December 31, 2024	—	$9.08	to	$11.20	$—	0.00%	1.15%	to	2.95%	2.29%	to	4.10%
December 31, 2023	3,947	$8.88	to	$10.76	$38,148	0.00%	1.15%	to	2.95%	2.69%	to	4.50%
December 31, 2022	210	$9.16	to	$9.96	$2,007	0.00%	1.50%	to	2.30%	-8.77%	to	-8.00%
December 31, 2021	33	$10.04	to	$10.83	$346	0.00%	1.50%	to	2.30%	-4.61%	to	-3.81%
December 31, 2020	132	$10.05	to	$11.26	$1,428	0.00%	1.50%	to	2.95%	5.54%	to	7.05%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2024	6,309	$16.64	to	$33.68	$182,870	0.00%	0.35%	to	2.70%	13.55%	to	16.30%
December 31, 2023	7,196	$14.36	to	$29.02	$182,016	0.00%	0.35%	to	2.70%	11.25%	to	13.92%
December 31, 2022	7,272	$12.64	to	$25.52	$163,810	0.00%	0.35%	to	2.40%	-9.71%	to	-7.87%
December 31, 2021	8,130	$13.76	to	$27.76	$201,163	0.00%	0.35%	to	2.65%	23.17%	to	26.08%
December 31, 2020	9,007	$10.95	to	$22.06	$179,575	0.00%	0.35%	to	2.85%	1.74%	to	4.36%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2024	816,561	$10.73	to	$11.81	$8,763,405	0.00%	1.10%	to	1.90%	-1.69%	to	-0.89%
December 31, 2023	925,435	$10.91	to	$11.92	$10,102,353	0.00%	1.10%	to	1.90%	7.72%	to	8.60%
December 31, 2022	1,026,298	$10.13	to	$10.98	$10,399,992	0.00%	1.10%	to	1.90%	-22.63%	to	-22.00%
December 31, 2021	1,120,447	$13.10	to	$14.07	$14,674,471	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%
December 31, 2020	1,200,377	$13.40	to	$14.28	$16,087,144	0.00%	1.10%	to	1.90%	10.51%	to	11.41%

A147

Note 7:    Financial Highlights (continued)

	At the period ended							For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Core Portfolio
December 31, 2024	8,683		$12.36	to	$36.54	$255,717		0.00%	0.35%	to	2.95%	20.57%	to	23.71%
December 31, 2023	9,997		$10.23	to	$29.60	$240,856		0.00%	0.35%	to	2.95%	19.58%	to	22.67%
December 31, 2022	10,604		$8.54	to	$24.17	$210,976		0.00%	0.35%	to	2.95%	-19.37%	to	-17.28%
December 31, 2021	12,893		$10.58	to	$29.28	$314,091		0.00%	0.35%	to	2.95%	4.85%	to	27.39%
December 31, 2020	2,175		$11.89	to	$23.03	$43,237		0.00%	0.35%	to	2.95%	7.96%	to	10.76%

	AST Bond Portfolio 2025
December 31, 2024	1,669		$10.57	to	$12.81	$19,224		0.00%	1.15%	to	2.95%	2.32%	to	4.14%
December 31, 2023	239		$10.33	to	$11.90	$2,663		0.00%	1.50%	to	2.95%	2.80%	to	4.26%
December 31, 2022	207		$10.05	to	$11.41	$2,224		0.00%	1.50%	to	2.95%	-11.35%	to	-10.09%
December 31, 2021	91		$11.33	to	$12.27	$1,085		0.00%	1.90%	to	2.95%	-5.64%	to	-4.70%
December 31, 2020	220		$11.81	to	$13.58	$2,808		0.00%	1.15%	to	3.10%	7.90%	to	10.07%

	AST J.P. Morgan Aggressive Multi-Asset Portfolio
December 31, 2024	129,574		$15.77	to	$21.28	$2,523,449		0.00%	0.35%	to	1.95%	10.07%	to	11.87%
December 31, 2023	142,216		$14.10	to	$19.06	$2,498,226		0.00%	0.35%	to	1.95%	15.36%	to	17.24%
December 31, 2022	109,362		$12.02	to	$16.29	$1,652,153		0.00%	0.35%	to	1.95%	-19.50%	to	-18.19%
December 31, 2021	178,471		$14.70	to	$19.95	$3,331,255		0.00%	0.35%	to	1.95%	13.46%	to	15.31%
December 31, 2020	188,341		$12.74	to	$17.34	$3,080,473		0.00%	0.35%	to	1.95%	11.48%	to	13.30%

	AST Bond Portfolio 2026
December 31, 2024	398		$9.07	to	$10.45	$3,902		0.00%	1.50%	to	2.95%	1.56%	to	3.02%
December 31, 2023	431		$8.93	to	$10.15	$4,149		0.00%	1.50%	to	2.95%	2.91%	to	4.37%
December 31, 2022	488		$8.68	to	$9.72	$4,526		0.00%	1.50%	to	2.95%	-13.24%	to	-12.00%
December 31, 2021	378		$10.00	to	$11.05	$4,006		0.00%	1.50%	to	2.95%	-6.60%	to	-5.26%
December 31, 2020	811		$10.52	to	$11.80	$9,089		0.00%	1.30%	to	3.15%	7.19%	to	9.26%

	AST Global Bond Portfolio
December 31, 2024	14,936		$8.51	to	$11.05	$145,030		0.00%	0.35%	to	2.70%	-0.05%	to	2.37%
December 31, 2023	15,832		$8.52	to	$10.81	$152,037		0.00%	0.35%	to	2.70%	3.42%	to	5.92%
December 31, 2022	15,712		$8.24	to	$10.23	$144,184		0.00%	0.35%	to	2.70%	-14.56%	to	-12.50%
December 31, 2021	18,812		$9.64	to	$11.71	$198,009		0.00%	0.35%	to	2.70%	-4.12%	to	-1.81%
December 31, 2020	18,521		$10.05	to	$11.95	$199,922		0.00%	0.35%	to	2.70%	0.54%	to	3.99%

	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2024	2,928		$13.44	to	$16.29	$43,802		1.37%	0.48%	to	0.86%	7.98%	to	8.40%
December 31, 2023	3,426		$12.42	to	$15.08	$47,722		2.25%	0.48%	to	0.86%	11.52%	to	11.95%
December 31, 2022	4,240		$11.12	to	$13.52	$53,948		0.00%	0.48%	to	0.86%	-16.79%	to	-16.48%
December 31, 2021	4,483		$13.33	to	$16.25	$68,723		0.83%	0.48%	to	0.86%	5.50%	to	5.90%
December 31, 2020	4,459		$12.61	to	$15.40	$65,022		1.37%	0.48%	to	0.86%	19.67%	to	20.13%

	AST Bond Portfolio 2027
December 31, 2024	517		$8.91	to	$10.08	$5,002		0.00%	1.50%	to	2.90%	0.84%	to	2.24%
December 31, 2023	712		$8.83	to	$10.01	$6,716		0.00%	1.30%	to	2.90%	2.55%	to	4.16%
December 31, 2022	755		$8.61	to	$9.70	$6,886		0.00%	1.15%	to	2.90%	-15.15%	to	-13.70%
December 31, 2021	749		$10.12	to	$11.24	$7,993		0.00%	1.15%	to	2.95%	-7.33%	to	-5.69%
December 31, 2020	1,049		$10.71	to	$11.92	$11,975		0.00%	1.15%	to	3.25%	8.23%	to	10.58%

	NVIT Emerging Markets Fund (Class D)
December 31, 2024	242		$10.16	to	$10.68	$2,525		1.34%	1.40%	to	2.00%	3.90%	to	4.51%
December 31, 2023	291		$9.78	to	$10.22	$2,916		1.40%	1.40%	to	2.00%	1.77%	to	2.37%
December 31, 2022	325		$9.61	to	$9.98	$3,184		0.17%	1.40%	to	2.00%	-26.47%	to	-26.03%
December 31, 2021	345		$13.07	to	$13.49	$4,581		0.92%	1.40%	to	2.00%	-9.40%	to	-8.87%
December 31, 2020	418		$14.43	to	$14.81	$6,114		1.59%	1.40%	to	2.00%	10.71%	to	11.36%

	AST Bond Portfolio 2028
December 31, 2024	1,447		$9.15	to	$9.77	$14,063		0.00%	1.90%	to	2.70%	-0.17%	to	0.65%
December 31, 2023	2,112		$9.17	to	$9.71	$20,405		0.00%	1.90%	to	2.70%	2.67%	to	3.51%
December 31, 2022	2,656		$8.93	to	$9.38	$24,826		0.00%	1.90%	to	2.70%	-16.37%	to	-15.68%
December 31, 2021	1,810		$10.67	to	$11.12	$20,083		0.00%	1.90%	to	2.70%	-7.03%	to	-6.26%
December 31, 2020	—	(1)	$11.40	to	$12.16	$—	(1)	0.00%	1.30%	to	2.95%	11.40%	to	13.21%
A148

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2029
December 31, 2024	154	$9.36	to	$10.19	$1,473	0.00%		1.15%	to	2.40%	-0.92%	to	0.30%
December 31, 2023	207	$9.15	to	$10.16	$1,990	0.00%		1.15%	to	2.95%	2.61%	to	4.41%
December 31, 2022	224	$8.91	to	$9.73	$2,083	0.00%		1.15%	to	2.95%	-18.38%	to	-16.94%
December 31, 2021	2	$10.92	to	$11.27	$23	0.00%		2.15%	to	2.95%	-7.25%	to	-6.52%
December 31, 2020	3	$11.64	to	$12.36	$38	0.00%		1.30%	to	3.25%	12.51%	to	14.80%

	AST Bond Portfolio 2030
December 31, 2024	1,364	$9.30	to	$10.24	$13,454	0.00%		1.30%	to	2.95%	-1.91%	to	-0.30%
December 31, 2023	1,486	$9.48	to	$10.28	$14,796	0.00%		1.30%	to	2.95%	2.37%	to	4.04%
December 31, 2022	1,549	$9.26	to	$9.88	$14,919	0.00%		1.30%	to	2.95%	-19.50%	to	-18.19%
December 31, 2021	1,496	$11.50	to	$12.07	$17,743	0.00%		1.30%	to	2.95%	-6.95%	to	-5.43%
December 31, 2020	3,435	$12.36	to	$12.80	$43,329	0.00%		1.15%	to	2.95%	11.23%	to	13.19%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2024	3,980	$8.00	to	$8.67	$33,323	0.00%		1.30%	to	2.95%	-2.67%	to	-1.08%
December 31, 2023	4,529	$8.22	to	$8.77	$38,643	0.00%		1.30%	to	2.95%	2.35%	to	4.02%
December 31, 2022	5,315	$8.03	to	$8.43	$43,854	0.00%		1.30%	to	2.95%	-21.06%	to	-19.78%
December 31, 2021	3,709	$10.17	to	$10.53	$38,423	0.00%		1.15%	to	2.95%	-7.50%	to	-5.87%
December 31, 2020	5,312	$11.00	to	$11.19	$58,919	0.00%		1.15%	to	2.95%	9.97%	to	11.91%

	Fidelity® VIP Contrafund℠ Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	109	$19.99	to	$20.24	$2,180	0.20%		0.25%	to	0.50%	33.12%	to	33.46%
December 31, 2023	107	$15.02	to	$15.16	$1,614	0.75%		0.25%	to	0.50%	32.79%	to	33.12%
December 31, 2022	60	$11.31	to	$11.36	$685	0.76%		0.35%	to	0.50%	-26.68%	to	-26.57%
December 31, 2021	48	$15.42	to	$15.47	$736	0.01%		0.35%	to	0.50%	27.20%	to	27.39%
December 31, 2020	1	$12.13	to	$12.13	$11	0.42%		0.50%	to	0.50%	25.68%	to	25.68%

	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	125	$20.99	to	$21.24	$2,637	0.00%		0.25%	to	0.50%	38.19%	to	38.54%
December 31, 2023	96	$15.19	to	$15.33	$1,471	0.00%		0.25%	to	0.50%	44.92%	to	45.29%
December 31, 2022	51	$10.48	to	$10.55	$532	0.00%		0.25%	to	0.50%	-38.46%	to	-38.30%
December 31, 2021	40	$17.03	to	$17.11	$674	0.00%		0.25%	to	0.50%	11.38%	to	11.66%
December 31, 2020	7	$15.29	to	$15.30	$108	0.00%		0.40%	to	0.50%	59.14%	to	59.28%

	Fidelity® VIP Growth Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	80	$21.50	to	$21.76	$1,732	0.00%	(2)	0.25%	to	0.50%	29.73%	to	30.06%
December 31, 2023	74	$16.57	to	$16.73	$1,234	0.16%		0.25%	to	0.50%	35.56%	to	35.90%
December 31, 2022	43	$12.22	to	$12.31	$523	0.59%		0.25%	to	0.50%	-24.83%	to	-24.65%
December 31, 2021	5	$16.26	to	$16.29	$78	0.00%		0.40%	to	0.50%	22.60%	to	22.72%
December 31, 2020	2	$13.26	to	$13.26	$27	0.00%		0.50%	to	0.50%	37.98%	to	37.98%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	211	$9.20	to	$9.81	$2,059	3.83%		0.35%	to	1.30%	0.46%	to	1.43%
December 31, 2023	136	$9.15	to	$9.65	$1,307	4.50%		0.40%	to	1.30%	4.83%	to	5.78%
December 31, 2022	33	$9.10	to	$9.13	$302	2.21%		0.40%	to	0.50%	-13.39%	to	-13.31%
December 31, 2021	43	$10.51	to	$10.53	$452	3.93%		0.40%	to	0.50%	-1.10%	to	-1.00%
December 31, 2020	5	$10.63	to	$10.64	$51	5.90%		0.40%	to	0.50%	5.95%	to	6.04%

	MFS® New Discovery Series (Initial Class) (available February 24, 2020)
December 31, 2024	69	$11.91	to	$12.05	$830	0.00%		0.25%	to	0.50%	6.19%	to	6.45%
December 31, 2023	50	$11.21	to	$11.32	$566	0.00%		0.25%	to	0.50%	13.84%	to	14.13%
December 31, 2022	27	$9.85	to	$9.92	$264	0.00%		0.25%	to	0.50%	-30.11%	to	-29.93%
December 31, 2021	26	$14.10	to	$14.16	$368	0.00%		0.25%	to	0.50%	1.29%	to	1.55%
December 31, 2020	1	$13.92	to	$13.93	$7	0.00%		0.40%	to	0.50%	43.43%	to	43.55%

	MFS® Total Return Series (Initial Class) (available February 24, 2020)
December 31, 2024	32	$12.94	to	$13.09	$419	2.23%		0.25%	to	0.50%	7.21%	to	7.48%
December 31, 2023	31	$12.07	to	$12.18	$374	1.43%		0.25%	to	0.50%	9.89%	to	10.17%
December 31, 2022	103	$10.98	to	$11.06	$1,130	1.71%		0.25%	to	0.50%	-10.03%	to	-9.81%
December 31, 2021	100	$12.23	to	$12.26	$1,225	1.86%		0.25%	to	0.40%	13.66%	to	13.83%
December 31, 2020	87	$10.76	to	$10.77	$935	0.00%		0.25%	to	0.40%	9.53%	to	9.67%
A149

Note 7:    Financial Highlights (continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Total Return Bond Series (Initial Class) (available February 24, 2020)
December 31, 2024	126		$9.26	to	$9.80	$1,220	3.90%	0.25%	to	1.30%	1.21%	to	2.29%
December 31, 2023	222		$9.15	to	$9.58	$2,108	2.84%	0.25%	to	1.30%	5.99%	to	7.11%
December 31, 2022	176		$8.88	to	$8.95	$1,566	4.14%	0.25%	to	0.50%	-14.36%	to	-14.15%
December 31, 2021	36		$10.37	to	$10.42	$376	4.24%	0.25%	to	0.50%	-1.31%	to	-1.06%
December 31, 2020	5		$10.53	to	$10.53	$57	0.00%	0.25%	to	0.25%	5.12%	to	5.12%

	Vanguard VIF Equity Index Portfolio (available February 24, 2020)
December 31, 2024	66		$18.12	to	$18.35	$1,197	1.33%	0.60%	to	0.85%	23.78%	to	24.09%
December 31, 2023	74		$14.64	to	$14.78	$1,092	1.36%	0.60%	to	0.85%	25.05%	to	25.36%
December 31, 2022	66		$11.71	to	$11.79	$777	1.20%	0.60%	to	0.85%	-18.92%	to	-18.72%
December 31, 2021	36		$14.44	to	$14.51	$515	0.29%	0.60%	to	0.85%	27.46%	to	27.78%
December 31, 2020	5		$11.33	to	$11.33	$52	0.00%	0.85%	to	0.85%	17.23%	to	17.23%

	Vanguard VIF Global Bond Index Portfolio (available February 24, 2020)
December 31, 2024	12		$9.25	to	$9.30	$116	2.61%	0.75%	to	0.85%	1.16%	to	1.27%
December 31, 2023	21		$9.15	to	$9.18	$197	1.86%	0.75%	to	0.85%	5.62%	to	5.72%
December 31, 2022	19		$8.66	to	$8.68	$161	2.21%	0.75%	to	0.85%	-13.86%	to	-13.78%
December 31, 2021	32		$10.05	to	$10.07	$324	0.88%	0.75%	to	0.85%	-2.67%	to	-2.58%
December 31, 2020	—	(1)	$10.34	to	$10.34	$3	0.00%	0.75%	to	0.75%	3.06%	to	3.06%

	Vanguard VIF Mid-Cap Index Portfolio (available February 24, 2020)
December 31, 2024	150		$14.75	to	$14.93	$2,225	0.97%	0.60%	to	0.85%	14.09%	to	14.38%
December 31, 2023	102		$12.93	to	$13.06	$1,321	1.46%	0.60%	to	0.85%	14.85%	to	15.14%
December 31, 2022	107		$11.26	to	$11.34	$1,212	0.92%	0.60%	to	0.85%	-19.51%	to	-19.31%
December 31, 2021	87		$13.99	to	$14.05	$1,226	0.14%	0.60%	to	0.85%	23.30%	to	23.61%
December 31, 2020	1		$11.35	to	$11.35	$15	0.00%	0.75%	to	0.75%	16.93%	to	16.93%

	Vanguard VIF Real Estate Index Portfolio (available February 24, 2020)
December 31, 2024	113		$10.29	to	$10.42	$1,166	2.99%	0.60%	to	0.85%	3.85%	to	4.11%
December 31, 2023	101		$9.91	to	$10.01	$1,005	2.42%	0.60%	to	0.85%	10.75%	to	11.03%
December 31, 2022	91		$8.95	to	$9.02	$820	1.87%	0.60%	to	0.85%	-26.92%	to	-26.74%
December 31, 2021	79		$12.25	to	$12.31	$975	0.29%	0.60%	to	0.85%	39.02%	to	39.37%
December 31, 2020	3		$8.81	to	$8.82	$29	0.00%	0.75%	to	0.85%	-10.61%	to	-10.54%

	Vanguard VIF Total Bond Market Index Portfolio (available February 24, 2020)
December 31, 2024	180		$9.17	to	$9.28	$1,662	2.75%	0.60%	to	0.85%	0.38%	to	0.63%
December 31, 2023	194		$9.14	to	$9.22	$1,779	2.02%	0.60%	to	0.85%	4.69%	to	4.95%
December 31, 2022	145		$8.73	to	$8.79	$1,269	1.84%	0.60%	to	0.85%	-13.95%	to	-13.73%
December 31, 2021	110		$10.14	to	$10.19	$1,118	0.30%	0.60%	to	0.85%	-2.55%	to	-2.31%
December 31, 2020	2		$10.42	to	$10.42	$26	0.00%	0.75%	to	0.75%	3.75%	to	3.75%

	Vanguard VIF Total International Stock Market Index Portfolio (available February 24, 2020)
December 31, 2024	263		$12.03	to	$12.17	$3,182	2.84%	0.60%	to	0.85%	4.16%	to	4.42%
December 31, 2023	292		$11.55	to	$11.66	$3,385	2.65%	0.60%	to	0.85%	14.57%	to	14.85%
December 31, 2022	164		$10.08	to	$10.15	$1,661	2.57%	0.60%	to	0.85%	-16.73%	to	-16.52%
December 31, 2021	107		$12.10	to	$12.16	$1,297	0.55%	0.60%	to	0.85%	7.61%	to	7.88%
December 31, 2020	6		$11.25	to	$11.26	$71	0.00%	0.75%	to	0.85%	16.60%	to	16.70%

	Vanguard VIF Total Stock Market Index Portfolio (available February 24, 2020)
December 31, 2024	137		$17.56	to	$17.78	$2,416	1.30%	0.60%	to	0.85%	22.66%	to	22.97%
December 31, 2023	140		$14.32	to	$14.46	$2,008	1.18%	0.60%	to	0.85%	24.89%	to	25.20%
December 31, 2022	174		$11.47	to	$11.55	$2,005	1.05%	0.60%	to	0.85%	-20.27%	to	-20.07%
December 31, 2021	100		$14.38	to	$14.45	$1,443	0.37%	0.60%	to	0.85%	24.57%	to	24.88%
December 31, 2020	11		$11.55	to	$11.55	$132	0.00%	0.75%	to	0.75%	19.48%	to	19.48%

	Vanguard VIF Balanced Portfolio (available February 24, 2020)
December 31, 2024	118		$13.88	to	$13.98	$1,648	2.18%	0.70%	to	0.85%	13.82%	to	14.00%
December 31, 2023	176		$12.20	to	$12.27	$2,150	2.01%	0.70%	to	0.85%	13.36%	to	13.53%
December 31, 2022	185		$10.76	to	$10.84	$1,990	1.83%	0.60%	to	0.85%	-15.03%	to	-14.82%
December 31, 2021	174		$12.66	to	$12.70	$2,203	0.15%	0.70%	to	0.85%	18.01%	to	18.18%
December 31, 2020	6		$10.73	to	$10.73	$62	0.00%	0.85%	to	0.85%	9.49%	to	9.49%
A150

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard VIF Conservative Allocation Portfolio (available February 24, 2020)
December 31, 2024	15	$11.45	to	$11.51	$170	2.66%	0.75%	to	0.85%	6.57%	to	6.68%
December 31, 2023	24	$10.75	to	$10.79	$260	1.99%	0.75%	to	0.85%	11.56%	to	11.67%
December 31, 2022	41	$9.63	to	$9.66	$399	2.50%	0.75%	to	0.85%	-15.62%	to	-15.53%
December 31, 2021	40	$11.42	to	$11.44	$455	0.50%	0.75%	to	0.85%	5.09%	to	5.19%
December 31, 2020	7	$10.86	to	$10.87	$75	0.00%	0.75%	to	0.85%	9.89%	to	9.98%

	Vanguard VIF Growth Portfolio (available February 24, 2020)
December 31, 2024	44	$18.52	to	$18.74	$819	0.26%	0.60%	to	0.85%	32.00%	to	32.33%
December 31, 2023	43	$14.03	to	$14.16	$612	0.22%	0.60%	to	0.85%	38.95%	to	39.30%
December 31, 2022	40	$10.10	to	$10.17	$404	0.00%	0.60%	to	0.85%	-33.93%	to	-33.76%
December 31, 2021	31	$15.28	to	$15.35	$472	0.02%	0.60%	to	0.85%	16.86%	to	17.16%
December 31, 2020	1	$13.09	to	$13.09	$11	0.00%	0.75%	to	0.75%	35.55%	to	35.55%

	Vanguard VIF High Yield Bond Portfolio (available February 24, 2020)
December 31, 2024	42	$11.19	to	$11.33	$476	5.02%	0.60%	to	0.85%	5.54%	to	5.81%
December 31, 2023	34	$10.60	to	$10.70	$357	3.79%	0.60%	to	0.85%	10.72%	to	11.00%
December 31, 2022	22	$9.57	to	$9.64	$216	3.49%	0.60%	to	0.85%	-10.13%	to	-9.91%
December 31, 2021	16	$10.65	to	$10.70	$167	0.32%	0.60%	to	0.85%	2.80%	to	3.06%
December 31, 2020	1	$10.37	to	$10.37	$6	0.00%	0.75%	to	0.75%	4.24%	to	4.24%

	Vanguard VIF Moderate Allocation Portfolio (available February 24, 2020)
December 31, 2024	127	$12.64	to	$12.79	$1,607	2.32%	0.60%	to	0.85%	9.38%	to	9.66%
December 31, 2023	126	$11.55	to	$11.67	$1,468	2.06%	0.60%	to	0.85%	14.57%	to	14.86%
December 31, 2022	136	$10.08	to	$10.16	$1,383	1.93%	0.60%	to	0.85%	-16.64%	to	-16.43%
December 31, 2021	36	$12.10	to	$12.15	$433	0.90%	0.60%	to	0.85%	9.14%	to	9.41%
December 31, 2020	5	$11.08	to	$11.08	$52	0.00%	0.85%	to	0.85%	12.99%	to	12.99%

	Vanguard VIF Short-Term Investment Grade Portfolio (available February 24, 2020)
December 31, 2024	264	$10.45	to	$10.58	$2,770	3.70%	0.60%	to	0.85%	4.00%	to	4.26%
December 31, 2023	263	$10.05	to	$10.15	$2,656	1.93%	0.60%	to	0.85%	5.26%	to	5.52%
December 31, 2022	198	$9.55	to	$9.62	$1,900	1.49%	0.60%	to	0.85%	-6.52%	to	-6.29%
December 31, 2021	82	$10.21	to	$10.26	$835	0.74%	0.60%	to	0.85%	-1.30%	to	-1.05%
December 31, 2020	3	$10.35	to	$10.36	$31	0.00%	0.75%	to	0.85%	3.30%	to	3.39%

	American Funds IS® Asset Allocation Fund (Class 1) (available February 24, 2020)
December 31, 2024	355	$14.16	to	$14.33	$5,058	2.42%	0.60%	to	0.85%	15.74%	to	16.03%
December 31, 2023	363	$12.23	to	$12.35	$4,464	2.39%	0.60%	to	0.85%	13.58%	to	13.86%
December 31, 2022	484	$10.77	to	$10.85	$5,231	2.23%	0.60%	to	0.85%	-13.93%	to	-13.71%
December 31, 2021	439	$12.51	to	$12.57	$5,504	3.08%	0.60%	to	0.85%	14.42%	to	14.71%
December 31, 2020	26	$10.93	to	$10.96	$286	12.73%	0.60%	to	0.85%	11.90%	to	12.14%

	American Funds IS® Washington Mutual Investors Fund (Class 1) (available February 24, 2020)
December 31, 2024	121	$17.11	to	$17.32	$2,078	1.83%	0.60%	to	0.85%	18.38%	to	18.68%
December 31, 2023	136	$14.45	to	$14.59	$1,964	2.63%	0.60%	to	0.85%	16.66%	to	16.95%
December 31, 2022	87	$12.39	to	$12.48	$1,086	2.32%	0.60%	to	0.85%	-9.06%	to	-8.83%
December 31, 2021	65	$13.62	to	$13.66	$884	1.99%	0.70%	to	0.85%	27.03%	to	27.22%
December 31, 2020	7	$10.72	to	$10.72	$80	11.58%	0.85%	to	0.85%	11.04%	to	11.04%

	American Funds IS® The Bond Fund of America® (Class 1) (available February 24, 2020)
December 31, 2024	272	$9.63	to	$9.75	$2,630	4.94%	0.60%	to	0.85%	0.63%	to	0.88%
December 31, 2023	180	$9.57	to	$9.66	$1,730	5.02%	0.60%	to	0.85%	4.32%	to	4.58%
December 31, 2022	82	$9.17	to	$9.24	$758	3.69%	0.60%	to	0.85%	-13.00%	to	-12.79%
December 31, 2021	49	$10.54	to	$10.59	$516	2.59%	0.60%	to	0.85%	-0.99%	to	-0.74%
December 31, 2020	4	$10.65	to	$10.65	$43	5.32%	0.85%	to	0.85%	6.21%	to	6.21%

	American Funds IS® Growth Fund (Class 1) (available February 24, 2020)
December 31, 2024	197	$21.08	to	$21.34	$4,175	0.57%	0.60%	to	0.85%	30.84%	to	31.17%
December 31, 2023	207	$16.11	to	$16.27	$3,350	0.70%	0.60%	to	0.85%	37.64%	to	37.98%
December 31, 2022	125	$11.71	to	$11.79	$1,470	0.57%	0.60%	to	0.85%	-30.35%	to	-30.18%
December 31, 2021	131	$16.81	to	$16.89	$2,203	0.63%	0.60%	to	0.85%	21.26%	to	21.56%
December 31, 2020	24	$13.86	to	$13.87	$335	1.87%	0.75%	to	0.85%	44.00%	to	44.13%

A151

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS® Growth-Income Fund (Class 1) (available February 24, 2020)
December 31, 2024	288	$17.48	to	$17.70	$5,069	1.39%	0.60%	to	0.85%	23.48%	to	23.79%
December 31, 2023	260	$14.16	to	$14.30	$3,707	1.77%	0.60%	to	0.85%	25.40%	to	25.71%
December 31, 2022	171	$11.29	to	$11.37	$1,937	1.65%	0.60%	to	0.85%	-17.00%	to	-16.79%
December 31, 2021	138	$13.60	to	$13.67	$1,880	2.03%	0.60%	to	0.85%	23.36%	to	23.67%
December 31, 2020	2	$11.03	to	$11.03	$25	3.46%	0.85%	to	0.85%	13.98%	to	13.98%

	American Funds IS® U.S. Government Securities Fund® (Class 1) (available February 24, 2020)
December 31, 2024	112	$9.63	to	$9.75	$1,089	4.59%	0.60%	to	0.85%	0.12%	to	0.38%
December 31, 2023	116	$9.62	to	$9.72	$1,121	4.76%	0.60%	to	0.85%	2.34%	to	2.59%
December 31, 2022	61	$9.40	to	$9.47	$572	5.39%	0.60%	to	0.85%	-11.50%	to	-11.28%
December 31, 2021	34	$10.62	to	$10.67	$358	2.07%	0.60%	to	0.85%	-1.29%	to	-1.04%
December 31, 2020	2	$10.77	to	$10.77	$22	5.16%	0.75%	to	0.75%	7.13%	to	7.13%

	BlackRock Basic Value V.I. Fund (Class I) (available February 24, 2020)
December 31, 2024	78	$15.20	to	$15.38	$1,192	1.93%	0.25%	to	0.50%	9.82%	to	10.10%
December 31, 2023	99	$13.84	to	$13.97	$1,376	2.60%	0.25%	to	0.50%	16.03%	to	16.32%
December 31, 2022	47	$11.93	to	$12.01	$558	1.58%	0.25%	to	0.50%	-5.39%	to	-5.16%
December 31, 2021	42	$12.61	to	$12.66	$535	1.59%	0.25%	to	0.50%	21.07%	to	21.37%
December 31, 2020	29	$10.43	to	$10.43	$299	13.38%	0.25%	to	0.25%	7.67%	to	7.67%

	BlackRock Capital Appreciation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2024	35	$18.90	to	$19.13	$673	0.00%	0.25%	to	0.50%	31.62%	to	31.95%
December 31, 2023	59	$14.36	to	$14.50	$855	0.00%	0.25%	to	0.50%	48.26%	to	48.63%
December 31, 2022	64	$9.68	to	$9.75	$624	0.00%	0.25%	to	0.50%	-37.95%	to	-37.79%
December 31, 2021	25	$15.61	to	$15.64	$391	0.00%	0.40%	to	0.50%	20.55%	to	20.67%
December 31, 2020	4	$12.95	to	$12.96	$49	0.00%	0.40%	to	0.50%	34.41%	to	34.52%

	BlackRock Equity Dividend V.I. Fund (Class I) (available February 24, 2020)
December 31, 2024	226	$14.56	to	$14.66	$3,317	2.57%	0.35%	to	0.50%	9.51%	to	9.67%
December 31, 2023	226	$13.29	to	$13.42	$3,024	2.08%	0.25%	to	0.50%	11.68%	to	11.96%
December 31, 2022	210	$11.90	to	$11.99	$2,509	1.68%	0.25%	to	0.50%	-4.33%	to	-4.09%
December 31, 2021	227	$12.44	to	$12.50	$2,838	1.89%	0.25%	to	0.50%	19.94%	to	20.24%
December 31, 2020	30	$10.37	to	$10.40	$309	2.64%	0.25%	to	0.50%	7.26%	to	7.49%

	BlackRock Global Allocation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2024	80	$12.81	to	$12.97	$1,035	1.21%	0.25%	to	0.50%	8.68%	to	8.96%
December 31, 2023	139	$11.79	to	$11.90	$1,645	2.28%	0.25%	to	0.50%	12.27%	to	12.55%
December 31, 2022	145	$10.50	to	$10.57	$1,527	0.00%	0.25%	to	0.50%	-16.28%	to	-16.07%
December 31, 2021	100	$12.54	to	$12.60	$1,258	1.29%	0.25%	to	0.50%	6.14%	to	6.41%
December 31, 2020	2	$11.81	to	$11.81	$21	3.20%	0.50%	to	0.50%	20.42%	to	20.42%

	Dimensional VA Global Bond Portfolio (available February 24, 2020)
December 31, 2024	48	$9.94	to	$10.02	$478	8.47%	0.70%	to	0.85%	4.49%	to	4.64%
December 31, 2023	25	$9.52	to	$9.61	$242	2.88%	0.60%	to	0.85%	4.16%	to	4.43%
December 31, 2022	50	$9.14	to	$9.20	$463	1.58%	0.60%	to	0.85%	-7.13%	to	-6.89%
December 31, 2021	51	$9.84	to	$9.88	$500	1.22%	0.60%	to	0.85%	-1.88%	to	-1.64%
December 31, 2020	2	$10.03	to	$10.03	$24	0.19%	0.75%	to	0.75%	0.33%	to	0.33%

	Dimensional VA Short-Term Fixed Portfolio (available February 24, 2020)
December 31, 2024	79	$10.51	to	$10.64	$835	5.00%	0.60%	to	0.85%	4.58%	to	4.85%
December 31, 2023	111	$10.05	to	$10.15	$1,121	3.50%	0.60%	to	0.85%	4.09%	to	4.35%
December 31, 2022	91	$9.66	to	$9.73	$885	1.36%	0.60%	to	0.85%	-1.99%	to	-1.75%
December 31, 2021	80	$9.85	to	$9.90	$788	0.01%	0.60%	to	0.85%	-1.03%	to	-0.78%
December 31, 2020	2	$9.96	to	$9.96	$17	2.82%	0.85%	to	0.85%	-0.42%	to	-0.42%

	Dimensional VA U.S. Large Value Portfolio (available February 24, 2020)
December 31, 2024	87	$14.62	to	$14.80	$1,271	2.14%	0.60%	to	0.85%	12.42%	to	12.70%
December 31, 2023	105	$13.01	to	$13.13	$1,375	2.63%	0.60%	to	0.85%	9.98%	to	10.26%
December 31, 2022	125	$11.83	to	$11.91	$1,480	2.54%	0.60%	to	0.85%	-5.68%	to	-5.45%
December 31, 2021	49	$12.54	to	$12.60	$620	2.67%	0.60%	to	0.85%	25.96%	to	26.28%
December 31, 2020	2	$9.96	to	$9.96	$15	23.16%	0.75%	to	0.75%	3.23%	to	3.23%

A152

Note 7:    Financial Highlights (continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Dimensional VA U.S. Targeted Value Portfolio (available February 24, 2020)
December 31, 2024	145		$18.05	to	$18.27	$2,636	2.02%	0.60%	to	0.85%	7.22%	to	7.49%
December 31, 2023	110		$16.83	to	$17.00	$1,867	2.02%	0.60%	to	0.85%	19.02%	to	19.32%
December 31, 2022	68		$14.14	to	$14.25	$962	1.72%	0.60%	to	0.85%	-5.02%	to	-4.79%
December 31, 2021	20		$14.89	to	$14.96	$302	3.03%	0.60%	to	0.85%	38.50%	to	38.84%
December 31, 2020	—	(1)	$10.76	to	$10.76	$5	6.29%	0.75%	to	0.75%	11.44%	to	11.44%

	Fidelity® VIP Balanced Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	135		$15.71	to	$15.90	$2,125	1.86%	0.25%	to	0.50%	15.34%	to	15.63%
December 31, 2023	116		$13.62	to	$13.75	$1,578	1.62%	0.25%	to	0.50%	20.92%	to	21.22%
December 31, 2022	232		$11.26	to	$11.34	$2,615	1.29%	0.25%	to	0.50%	-18.35%	to	-18.15%
December 31, 2021	312		$13.79	to	$13.86	$4,308	1.00%	0.25%	to	0.50%	17.67%	to	17.97%
December 31, 2020	10		$11.75	to	$11.75	$119	7.12%	0.25%	to	0.25%	20.30%	to	20.30%

	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	4		$17.65	to	$17.65	$64	0.04%	0.40%	to	0.40%	24.21%	to	24.21%
December 31, 2023	5		$14.21	to	$14.30	$66	0.03%	0.25%	to	0.40%	41.43%	to	41.64%
December 31, 2022	30		$10.02	to	$10.09	$307	0.00%	0.25%	to	0.50%	-34.96%	to	-34.80%
December 31, 2021	7		$15.41	to	$15.44	$112	0.00%	0.40%	to	0.50%	18.81%	to	18.93%
December 31, 2020	—		$12.98	to	$12.98	$—	0.00%	0.40%	to	0.40%	34.38%	to	34.38%

	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	39		$16.36	to	$16.44	$644	1.22%	0.40%	to	0.50%	16.29%	to	16.40%
December 31, 2023	30		$14.07	to	$14.21	$418	1.01%	0.25%	to	0.50%	20.36%	to	20.66%
December 31, 2022	52		$11.69	to	$11.78	$616	0.87%	0.25%	to	0.50%	-18.64%	to	-18.44%
December 31, 2021	29		$14.37	to	$14.44	$420	0.41%	0.25%	to	0.50%	20.05%	to	20.36%
December 31, 2020	26		$11.98	to	$12.00	$317	2.69%	0.25%	to	0.40%	23.40%	to	23.56%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	212		$12.24	to	$12.39	$2,613	1.65%	0.25%	to	0.50%	9.48%	to	9.76%
December 31, 2023	148		$11.18	to	$11.29	$1,658	2.71%	0.25%	to	0.50%	9.11%	to	9.39%
December 31, 2022	109		$10.24	to	$10.32	$1,116	1.96%	0.25%	to	0.50%	-20.51%	to	-20.31%
December 31, 2021	76		$12.89	to	$12.95	$988	3.53%	0.25%	to	0.50%	-2.73%	to	-2.49%
December 31, 2020	1		$13.26	to	$13.26	$7	0.00%	0.40%	to	0.40%	37.43%	to	37.43%

	Fidelity® VIP Financials Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	20		$18.18	to	$18.27	$356	1.66%	0.40%	to	0.50%	32.06%	to	32.20%
December 31, 2023	24		$13.76	to	$13.90	$325	2.92%	0.25%	to	0.50%	14.16%	to	14.44%
December 31, 2022	35		$12.06	to	$12.14	$424	1.98%	0.25%	to	0.50%	-8.79%	to	-8.56%
December 31, 2021	8		$13.22	to	$13.24	$101	3.20%	0.40%	to	0.50%	32.53%	to	32.66%
December 31, 2020	—		$9.98	to	$9.98	$—	0.00%	0.40%	to	0.40%	3.11%	to	3.11%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	173		$12.73	to	$12.89	$2,213	8.14%	0.25%	to	0.50%	7.96%	to	8.23%
December 31, 2023	174		$11.79	to	$11.91	$2,066	7.90%	0.25%	to	0.50%	11.62%	to	11.89%
December 31, 2022	127		$10.56	to	$10.64	$1,344	4.52%	0.25%	to	0.50%	-1.01%	to	-0.76%
December 31, 2021	39		$10.67	to	$10.72	$415	5.09%	0.25%	to	0.50%	4.68%	to	4.95%
December 31, 2020	1		$10.20	to	$10.20	$11	28.53%	0.40%	to	0.40%	2.25%	to	2.25%

	Fidelity® VIP Health Care Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	29		$12.28	to	$12.34	$352	0.00%	0.40%	to	0.50%	4.61%	to	4.71%
December 31, 2023	29		$11.74	to	$11.85	$340	0.00%	0.25%	to	0.50%	3.74%	to	4.00%
December 31, 2022	52		$11.31	to	$11.40	$588	0.00%	0.25%	to	0.50%	-12.85%	to	-12.63%
December 31, 2021	19		$12.98	to	$13.01	$248	0.01%	0.40%	to	0.50%	11.17%	to	11.29%
December 31, 2020	—	(1)	$11.68	to	$11.68	$5	0.00%	0.50%	to	0.50%	22.24%	to	22.24%

	Fidelity® VIP Industrials Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	15		$16.91	to	$17.12	$252	0.71%	0.25%	to	0.50%	23.02%	to	23.33%
December 31, 2023	11		$13.75	to	$13.88	$157	0.33%	0.25%	to	0.50%	22.64%	to	22.95%
December 31, 2022	34		$11.21	to	$11.29	$387	0.18%	0.25%	to	0.50%	-10.75%	to	-10.53%
December 31, 2021	3		$12.56	to	$12.58	$43	0.00%	0.40%	to	0.50%	16.50%	to	16.62%
December 31, 2020	—	(1)	$10.78	to	$10.78	$4	0.85%	0.50%	to	0.50%	11.80%	to	11.80%

A153

Note 7:    Financial Highlights (continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	242		$13.22	to	$13.39	$3,210	1.02%	0.25%	to	0.50%	7.65%	to	7.92%
December 31, 2023	171		$12.28	to	$12.40	$2,105	0.59%	0.25%	to	0.50%	26.86%	to	27.18%
December 31, 2022	78		$9.68	to	$9.75	$760	0.33%	0.25%	to	0.50%	-26.76%	to	-26.58%
December 31, 2021	42		$13.22	to	$13.28	$558	0.00%	0.25%	to	0.50%	11.78%	to	12.06%
December 31, 2020	3		$11.83	to	$11.84	$31	0.86%	0.40%	to	0.50%	22.50%	to	22.61%

	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	129		$16.38	to	$16.58	$2,125	0.56%	0.25%	to	0.50%	16.90%	to	17.20%
December 31, 2023	140		$14.01	to	$14.14	$1,969	0.83%	0.25%	to	0.50%	14.50%	to	14.79%
December 31, 2022	76		$12.23	to	$12.32	$932	0.55%	0.25%	to	0.50%	-15.17%	to	-14.96%
December 31, 2021	40		$14.42	to	$14.49	$582	0.74%	0.25%	to	0.50%	24.97%	to	25.29%
December 31, 2020	27		$11.54	to	$11.56	$309	2.49%	0.25%	to	0.50%	18.90%	to	19.16%

	Fidelity® VIP Strategic Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	242		$11.01	to	$11.15	$2,683	3.86%	0.25%	to	0.50%	5.54%	to	5.81%
December 31, 2023	201		$10.43	to	$10.53	$2,102	6.92%	0.25%	to	0.50%	8.86%	to	9.14%
December 31, 2022	89		$9.58	to	$9.65	$859	6.24%	0.25%	to	0.50%	-11.70%	to	-11.48%
December 31, 2021	8		$10.85	to	$10.87	$90	5.99%	0.40%	to	0.50%	3.22%	to	3.32%
December 31, 2020	1		$10.52	to	$10.52	$15	18.54%	0.40%	to	0.40%	5.68%	to	5.68%

	Fidelity® VIP Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	67		$25.91	to	$26.23	$1,748	0.00%	0.25%	to	0.50%	34.91%	to	35.25%
December 31, 2023	67		$19.21	to	$19.39	$1,295	0.16%	0.25%	to	0.50%	57.53%	to	57.92%
December 31, 2022	50		$12.19	to	$12.28	$616	0.00%	0.25%	to	0.50%	-36.18%	to	-36.02%
December 31, 2021	22		$19.10	to	$19.19	$421	0.00%	0.25%	to	0.50%	27.52%	to	27.84%
December 31, 2020	1		$14.98	to	$14.99	$11	0.00%	0.40%	to	0.50%	56.17%	to	56.30%

	Fidelity® VIP Utilities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	41		$14.35	to	$14.53	$592	2.02%	0.25%	to	0.50%	28.35%	to	28.68%
December 31, 2023	37		$11.18	to	$11.23	$419	2.81%	0.40%	to	0.50%	-1.53%	to	-1.43%
December 31, 2022	15		$11.36	to	$11.39	$169	2.21%	0.40%	to	0.50%	4.90%	to	5.00%
December 31, 2021	2		$10.83	to	$10.85	$18	7.50%	0.40%	to	0.50%	16.91%	to	17.03%
December 31, 2020	—		$9.27	to	$9.27	$—	0.00%	0.40%	to	0.40%	-6.09%	to	-6.09%

	ClearBridge Variable Mid Cap Portfolio (Class I) (available February 24, 2020)
December 31, 2024	12		$13.05	to	$13.15	$156	0.60%	0.35%	to	0.50%	9.45%	to	9.62%
December 31, 2023	19		$11.92	to	$12.04	$232	0.12%	0.25%	to	0.50%	12.36%	to	12.64%
December 31, 2022	25		$10.61	to	$10.69	$269	0.39%	0.25%	to	0.50%	-25.69%	to	-25.50%
December 31, 2021	17		$14.28	to	$14.31	$239	0.03%	0.40%	to	0.50%	28.06%	to	28.19%
December 31, 2020	—	(1)	$11.16	to	$11.16	$6	0.69%	0.40%	to	0.40%	15.11%	to	15.11%

	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2024	99		$12.11	to	$12.25	$1,202	0.00%	0.25%	to	0.50%	3.98%	to	4.24%
December 31, 2023	89		$11.64	to	$11.76	$1,046	0.00%	0.25%	to	0.50%	7.86%	to	8.13%
December 31, 2022	67		$10.79	to	$10.87	$728	0.00%	0.25%	to	0.50%	-29.20%	to	-29.02%
December 31, 2021	60		$15.25	to	$15.32	$913	0.00%	0.25%	to	0.50%	12.05%	to	12.33%
December 31, 2020	23		$13.61	to	$13.64	$315	0.00%	0.25%	to	0.50%	40.46%	to	40.76%

	Western Asset Core Plus VIT Portfolio (Class I) (available February 24, 2020)
December 31, 2024	307		$8.98	to	$9.09	$2,781	8.87%	0.25%	to	0.50%	-0.92%	to	-0.67%
December 31, 2023	280		$9.06	to	$9.15	$2,554	4.11%	0.25%	to	0.50%	6.28%	to	6.55%
December 31, 2022	240		$8.52	to	$8.56	$2,050	2.10%	0.35%	to	0.50%	-17.64%	to	-17.52%
December 31, 2021	229		$10.35	to	$10.38	$2,372	4.94%	0.35%	to	0.50%	-2.46%	to	-2.31%
December 31, 2020	13		$10.61	to	$10.62	$133	13.51%	0.40%	to	0.50%	6.11%	to	6.20%

	Western Asset Variable Global High Yield Bond Portfolio (Class I) (available February 24, 2020)
December 31, 2024	35		$10.66	to	$10.71	$379	6.75%	0.40%	to	0.50%	6.52%	to	6.63%
December 31, 2023	36		$10.01	to	$10.05	$364	17.89%	0.40%	to	0.50%	9.71%	to	9.82%
December 31, 2022	6		$9.12	to	$9.15	$53	6.52%	0.40%	to	0.50%	-14.15%	to	-14.07%
December 31, 2021	7		$10.63	to	$10.65	$73	5.24%	0.40%	to	0.50%	0.82%	to	0.92%
December 31, 2020	1		$10.54	to	$10.55	$9	11.46%	0.40%	to	0.50%	5.98%	to	6.07%

A154

Note 7:    Financial Highlights (continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Mid Cap Growth Series (Initial Class) (available February 24, 2020)
December 31, 2024	111		$14.13	to	$14.31	$1,569	0.00%	0.25%	to	0.50%	14.15%	to	14.43%
December 31, 2023	70		$12.38	to	$12.50	$869	0.00%	0.25%	to	0.50%	20.72%	to	21.02%
December 31, 2022	60		$10.26	to	$10.33	$613	0.00%	0.25%	to	0.50%	-29.05%	to	-28.88%
December 31, 2021	41		$14.46	to	$14.50	$600	0.00%	0.35%	to	0.50%	13.54%	to	13.71%
December 31, 2020	1		$12.73	to	$12.74	$15	0.00%	0.40%	to	0.50%	30.65%	to	30.76%

	MFS® International Intrinsic Value Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	111		$12.44	to	$12.60	$1,382	1.42%	0.25%	to	0.50%	6.71%	to	6.98%
December 31, 2023	118		$11.66	to	$11.77	$1,380	0.87%	0.25%	to	0.50%	17.07%	to	17.36%
December 31, 2022	33		$9.96	to	$10.03	$325	0.82%	0.25%	to	0.50%	-23.94%	to	-23.75%
December 31, 2021	17		$13.10	to	$13.12	$223	0.40%	0.40%	to	0.50%	10.00%	to	10.11%
December 31, 2020	5		$11.91	to	$11.92	$64	0.00%	0.40%	to	0.50%	23.14%	to	23.24%

	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	8		$16.93	to	$17.05	$128	0.32%	0.35%	to	0.50%	15.68%	to	15.86%
December 31, 2023	12		$14.63	to	$14.72	$179	0.40%	0.35%	to	0.50%	23.39%	to	23.57%
December 31, 2022	5		$11.86	to	$11.91	$65	0.13%	0.35%	to	0.50%	-19.66%	to	-19.54%
December 31, 2021	2		$14.76	to	$14.76	$35	0.29%	0.50%	to	0.50%	25.34%	to	25.34%
December 31, 2020	—	(1)	$11.78	to	$11.78	$5	0.00%	0.50%	to	0.50%	22.11%	to	22.11%

	MFS® International Growth Portfolio (Service Class) (available April 27, 2020)
December 31, 2024	507		$14.63	to	$15.21	$7,541	0.88%	0.48%	to	1.30%	7.34%	to	8.24%
December 31, 2023	485		$13.63	to	$14.05	$6,705	0.97%	0.48%	to	1.30%	12.91%	to	13.85%
December 31, 2022	375		$12.07	to	$12.34	$4,575	0.47%	0.48%	to	1.30%	-16.28%	to	-15.59%
December 31, 2021	164		$14.42	to	$14.62	$2,399	0.43%	0.48%	to	1.30%	4.47%	to	8.47%
December 31, 2020	58		$13.44	to	$13.48	$787	0.92%	0.48%	to	0.86%	32.37%	to	32.71%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (available April 27, 2020)
December 31, 2024	209		$18.97	to	$19.31	$4,031	0.13%	0.48%	to	0.86%	14.98%	to	15.42%
December 31, 2023	169		$16.50	to	$16.73	$2,818	0.05%	0.48%	to	0.86%	22.65%	to	23.11%
December 31, 2022	93		$13.45	to	$13.59	$1,264	0.00%	0.48%	to	0.86%	-20.14%	to	-19.83%
December 31, 2021	50		$16.84	to	$16.95	$846	0.04%	0.48%	to	0.86%	24.58%	to	25.05%
December 31, 2020	26		$13.52	to	$13.56	$351	0.14%	0.48%	to	0.86%	33.08%	to	33.42%

	MFS® Technology Portfolio (Service Class) (available April 27, 2020)
December 31, 2024	983		$21.51	to	$21.90	$21,469	0.00%	0.48%	to	0.86%	35.27%	to	35.79%
December 31, 2023	1,099		$15.91	to	$16.13	$17,682	0.00%	0.48%	to	0.86%	52.50%	to	53.08%
December 31, 2022	993		$10.43	to	$10.54	$10,442	0.00%	0.48%	to	0.86%	-36.40%	to	-36.16%
December 31, 2021	829		$16.40	to	$16.51	$13,673	0.00%	0.48%	to	0.86%	12.45%	to	12.88%
December 31, 2020	518		$14.58	to	$14.62	$7,568	0.00%	0.48%	to	0.86%	44.68%	to	45.06%

	MFS® Investors Trust Series (Service Class) (available April 27, 2020)
December 31, 2024	26		$18.84	to	$19.06	$502	0.45%	0.48%	to	0.73%	18.35%	to	18.65%
December 31, 2023	25		$15.92	to	$16.07	$393	0.47%	0.48%	to	0.73%	17.80%	to	18.10%
December 31, 2022	30		$13.51	to	$13.60	$402	0.41%	0.48%	to	0.73%	-17.30%	to	-17.09%
December 31, 2021	32		$16.34	to	$16.41	$520	0.46%	0.48%	to	0.73%	25.58%	to	25.90%
December 31, 2020	11		$13.01	to	$13.03	$149	0.55%	0.48%	to	0.73%	27.78%	to	28.00%

	MFS® Mid Cap Growth Series (Service Class) (available April 27, 2020)
December 31, 2024	610		$16.00	to	$16.29	$9,905	0.00%	0.48%	to	0.86%	13.46%	to	13.89%
December 31, 2023	608		$14.10	to	$14.30	$8,669	0.00%	0.48%	to	0.86%	19.94%	to	20.39%
December 31, 2022	559		$11.76	to	$11.88	$6,632	0.00%	0.48%	to	0.86%	-29.40%	to	-29.13%
December 31, 2021	467		$16.66	to	$16.77	$7,817	0.00%	0.48%	to	0.86%	12.90%	to	13.33%
December 31, 2020	231		$14.75	to	$14.79	$3,420	0.00%	0.48%	to	0.86%	44.30%	to	44.67%

	MFS® New Discovery Series (Service Class) (available April 27, 2020)
December 31, 2024	205		$13.95	to	$14.20	$2,906	0.00%	0.48%	to	0.86%	5.52%	to	5.92%
December 31, 2023	227		$13.22	to	$13.41	$3,040	0.00%	0.48%	to	0.86%	13.27%	to	13.71%
December 31, 2022	230		$11.67	to	$11.79	$2,708	0.00%	0.48%	to	0.86%	-30.60%	to	-30.33%
December 31, 2021	208		$16.81	to	$16.92	$3,508	0.00%	0.48%	to	0.86%	0.70%	to	1.09%
December 31, 2020	87		$16.70	to	$16.74	$1,448	0.00%	0.48%	to	0.86%	61.70%	to	62.11%

A155

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Research Series (Service Class) (available April 27, 2020)
December 31, 2024	41	$18.63	to	$18.96	$782	0.40%	0.48%	to	0.86%	17.54%	to	17.99%
December 31, 2023	44	$15.85	to	$16.07	$709	0.28%	0.48%	to	0.86%	21.07%	to	21.54%
December 31, 2022	36	$13.09	to	$13.23	$477	0.19%	0.48%	to	0.86%	-18.14%	to	-17.83%
December 31, 2021	31	$15.99	to	$16.09	$494	0.37%	0.48%	to	0.86%	23.44%	to	23.92%
December 31, 2020	20	$12.95	to	$12.99	$259	0.46%	0.48%	to	0.86%	27.73%	to	28.06%

	MFS® Total Return Bond Series (Service Class) (available April 27, 2020)
December 31, 2024	2,528	$9.43	to	$9.81	$24,328	4.14%	0.48%	to	1.30%	0.99%	to	1.84%
December 31, 2023	2,383	$9.34	to	$9.63	$22,616	3.21%	0.48%	to	1.30%	5.74%	to	6.62%
December 31, 2022	2,032	$8.83	to	$9.03	$18,161	2.72%	0.48%	to	1.30%	-15.30%	to	-14.59%
December 31, 2021	1,053	$10.43	to	$10.58	$11,112	2.64%	0.48%	to	1.30%	-1.92%	to	-0.45%
December 31, 2020	649	$10.72	to	$10.74	$6,968	3.40%	0.48%	to	0.73%	7.48%	to	7.66%

	MFS® Total Return Series (Service Class) (available April 27, 2020)
December 31, 2024	1,947	$13.84	to	$14.32	$27,187	2.33%	0.48%	to	1.30%	6.06%	to	6.94%
December 31, 2023	1,796	$13.05	to	$13.39	$23,620	1.88%	0.48%	to	1.30%	8.79%	to	9.69%
December 31, 2022	1,503	$11.99	to	$12.21	$18,134	1.80%	0.48%	to	1.30%	-11.01%	to	-10.27%
December 31, 2021	511	$13.48	to	$13.60	$6,941	1.79%	0.48%	to	1.30%	4.19%	to	13.29%
December 31, 2020	316	$11.98	to	$12.01	$3,796	1.97%	0.48%	to	0.86%	18.27%	to	18.58%

	MFS® Utilities Series (Service Class) (available April 27, 2020)
December 31, 2024	462	$14.57	to	$14.84	$6,838	2.09%	0.48%	to	0.86%	10.38%	to	10.81%
December 31, 2023	521	$13.20	to	$13.39	$6,958	3.25%	0.48%	to	0.86%	-3.17%	to	-2.80%
December 31, 2022	600	$13.63	to	$13.77	$8,254	2.44%	0.48%	to	0.86%	-0.38%	to	0.00%
December 31, 2021	295	$13.69	to	$13.77	$4,054	1.61%	0.48%	to	0.86%	12.84%	to	13.28%
December 31, 2020	144	$12.13	to	$12.16	$1,752	1.67%	0.48%	to	0.86%	19.22%	to	19.53%

	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2024	648	$17.65	to	$17.95	$11,602	0.03%	0.48%	to	0.86%	32.30%	to	32.80%
December 31, 2023	638	$13.34	to	$13.52	$8,606	0.28%	0.48%	to	0.86%	31.98%	to	32.48%
December 31, 2022	654	$10.11	to	$10.20	$6,667	0.33%	0.48%	to	0.86%	-27.12%	to	-26.84%
December 31, 2021	415	$13.87	to	$13.95	$5,777	0.01%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	128	$10.98	to	$10.99	$1,406	0.00%	0.48%	to	0.73%	8.94%	to	9.04%

	American Funds IS® Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2024	2,336	$13.78	to	$14.02	$32,584	1.93%	0.48%	to	0.86%	15.11%	to	15.55%
December 31, 2023	2,550	$11.97	to	$12.13	$30,800	2.21%	0.48%	to	0.86%	13.05%	to	13.48%
December 31, 2022	2,126	$10.59	to	$10.69	$22,655	1.67%	0.48%	to	0.86%	-14.40%	to	-14.08%
December 31, 2021	2,036	$12.37	to	$12.44	$25,283	1.72%	0.48%	to	0.86%	13.85%	to	14.29%
December 31, 2020	412	$10.87	to	$10.88	$4,479	2.01%	0.48%	to	0.86%	8.38%	to	8.53%

	American Funds IS® Washington Mutual Investors Fund (Class 4) (available August 17, 2020)
December 31, 2024	654	$17.37	to	$17.67	$11,515	1.50%	0.48%	to	0.86%	17.83%	to	18.28%
December 31, 2023	624	$14.75	to	$14.94	$9,309	1.72%	0.48%	to	0.86%	15.97%	to	16.41%
December 31, 2022	641	$12.72	to	$12.83	$8,216	1.95%	0.48%	to	0.86%	-9.47%	to	-9.12%
December 31, 2021	408	$14.05	to	$14.12	$5,754	1.76%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	84	$11.11	to	$11.13	$940	2.50%	0.48%	to	0.86%	11.02%	to	11.18%

	American Funds IS® The Bond Fund of America® (Class 4) (available August 17, 2020)
December 31, 2024	1,152	$8.97	to	$9.12	$10,474	4.12%	0.48%	to	0.86%	0.10%	to	0.49%
December 31, 2023	1,091	$8.96	to	$9.07	$9,880	3.55%	0.48%	to	0.86%	3.83%	to	4.22%
December 31, 2022	905	$8.63	to	$8.71	$7,862	2.95%	0.48%	to	0.86%	-13.50%	to	-13.17%
December 31, 2021	606	$9.97	to	$10.03	$6,067	1.62%	0.48%	to	0.86%	-1.44%	to	-1.06%
December 31, 2020	94	$10.13	to	$10.13	$953	2.52%	0.48%	to	0.68%	1.27%	to	1.34%

	American Funds IS® Capital World Growth and Income Fund® (Class 4) (available August 17, 2020)
December 31, 2024	477	$14.18	to	$14.42	$6,858	1.58%	0.48%	to	0.86%	12.71%	to	13.15%
December 31, 2023	423	$12.58	to	$12.74	$5,377	1.79%	0.48%	to	0.86%	19.62%	to	20.07%
December 31, 2022	392	$10.51	to	$10.61	$4,150	2.35%	0.48%	to	0.86%	-18.28%	to	-17.97%
December 31, 2021	282	$12.87	to	$12.93	$3,641	2.36%	0.48%	to	0.86%	13.48%	to	13.91%
December 31, 2020	57	$11.34	to	$11.35	$650	1.18%	0.48%	to	0.86%	12.99%	to	13.15%

A156

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS® Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2024	206	$10.63	to	$10.81	$2,221	0.84%	0.48%	to	0.86%	1.24%	to	1.63%
December 31, 2023	203	$10.50	to	$10.64	$2,161	0.03%	0.48%	to	0.86%	14.79%	to	15.23%
December 31, 2022	180	$9.15	to	$9.23	$1,658	0.00%	0.48%	to	0.86%	-30.29%	to	-30.03%
December 31, 2021	156	$13.15	to	$13.19	$2,052	0.00%	0.48%	to	0.73%	5.65%	to	5.92%
December 31, 2020	23	$12.45	to	$12.46	$290	0.00%	0.48%	to	0.66%	23.41%	to	23.49%

	American Funds IS® Growth Fund (Class 4) (available August 17, 2020)
December 31, 2024	1,636	$18.22	to	$18.53	$30,231	0.17%	0.48%	to	0.86%	30.16%	to	30.66%
December 31, 2023	1,544	$14.00	to	$14.18	$21,844	0.18%	0.48%	to	0.86%	36.95%	to	37.48%
December 31, 2022	1,356	$10.22	to	$10.31	$13,961	0.11%	0.48%	to	0.86%	-30.71%	to	-30.45%
December 31, 2021	895	$14.75	to	$14.83	$13,257	0.05%	0.48%	to	0.86%	20.64%	to	21.10%
December 31, 2020	184	$12.23	to	$12.25	$2,248	0.00%	0.48%	to	0.86%	20.33%	to	20.50%

	American Funds IS® Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2024	620	$17.17	to	$17.46	$10,787	0.96%	0.48%	to	0.86%	22.85%	to	23.32%
December 31, 2023	583	$13.97	to	$14.16	$8,234	1.27%	0.48%	to	0.86%	24.75%	to	25.22%
December 31, 2022	493	$11.20	to	$11.30	$5,564	1.19%	0.48%	to	0.86%	-17.42%	to	-17.10%
December 31, 2021	384	$13.56	to	$13.64	$5,228	1.36%	0.48%	to	0.86%	22.74%	to	23.21%
December 31, 2020	95	$11.05	to	$11.07	$1,054	1.28%	0.48%	to	0.86%	10.12%	to	10.28%

	American Funds IS® International Fund (Class 4) (available August 17, 2020)
December 31, 2024	245	$10.68	to	$10.86	$2,653	0.99%	0.48%	to	0.86%	2.04%	to	2.43%
December 31, 2023	253	$10.47	to	$10.61	$2,683	1.15%	0.48%	to	0.86%	14.57%	to	15.00%
December 31, 2022	227	$9.17	to	$9.22	$2,089	1.71%	0.48%	to	0.73%	-21.60%	to	-21.40%
December 31, 2021	152	$11.69	to	$11.73	$1,786	3.69%	0.48%	to	0.73%	-2.43%	to	-2.18%
December 31, 2020	19	$11.98	to	$11.99	$224	0.40%	0.48%	to	0.86%	19.41%	to	19.58%

	American Funds IS® New World Fund® (Class 4) (available August 17, 2020)
December 31, 2024	283	$11.51	to	$11.71	$3,306	1.18%	0.48%	to	0.86%	5.41%	to	5.82%
December 31, 2023	290	$10.92	to	$11.07	$3,199	1.24%	0.48%	to	0.86%	14.68%	to	15.12%
December 31, 2022	300	$9.53	to	$9.61	$2,875	1.19%	0.48%	to	0.86%	-22.92%	to	-22.63%
December 31, 2021	220	$12.36	to	$12.42	$2,725	0.82%	0.48%	to	0.86%	3.73%	to	4.13%
December 31, 2020	59	$11.92	to	$11.93	$708	0.00%	0.48%	to	0.73%	18.51%	to	18.62%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	323	$17.41	to	$17.61	$5,669	0.45%	0.48%	to	0.73%	24.19%	to	24.51%
December 31, 2023	290	$14.02	to	$14.14	$4,097	0.63%	0.48%	to	0.73%	23.99%	to	24.30%
December 31, 2022	355	$11.27	to	$11.38	$4,032	0.78%	0.48%	to	0.86%	-20.84%	to	-20.54%
December 31, 2021	286	$14.24	to	$14.32	$4,093	0.09%	0.48%	to	0.86%	26.96%	to	27.45%
December 31, 2020	34	$11.22	to	$11.23	$382	1.56%	0.48%	to	0.86%	11.55%	to	11.70%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	266	$16.64	to	$16.82	$4,462	1.41%	0.48%	to	0.73%	15.27%	to	15.57%
December 31, 2023	249	$14.43	to	$14.56	$3,621	1.44%	0.48%	to	0.73%	12.54%	to	12.83%
December 31, 2022	238	$12.82	to	$12.90	$3,071	1.81%	0.48%	to	0.73%	-9.08%	to	-8.85%
December 31, 2021	90	$14.10	to	$14.15	$1,270	1.84%	0.48%	to	0.73%	25.30%	to	25.61%
December 31, 2020	24	$11.26	to	$11.27	$270	2.41%	0.48%	to	0.73%	12.70%	to	12.80%

	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	116	$16.43	to	$16.62	$1,922	1.45%	0.48%	to	0.73%	9.25%	to	9.52%
December 31, 2023	163	$15.07	to	$15.17	$2,467	1.46%	0.48%	to	0.68%	15.45%	to	15.68%
December 31, 2022	166	$13.05	to	$13.11	$2,172	1.33%	0.48%	to	0.68%	-5.77%	to	-5.58%
December 31, 2021	80	$13.85	to	$13.89	$1,116	1.53%	0.48%	to	0.68%	20.51%	to	20.76%
December 31, 2020	2	$11.50	to	$11.50	$22	5.43%	0.48%	to	0.48%	15.31%	to	15.31%

	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	259	$16.50	to	$16.78	$4,337	0.00%	0.48%	to	0.86%	30.79%	to	31.30%
December 31, 2023	265	$12.61	to	$12.78	$3,379	0.00%	0.48%	to	0.86%	47.32%	to	47.88%
December 31, 2022	180	$8.56	to	$8.64	$1,553	0.00%	0.48%	to	0.86%	-38.35%	to	-38.11%
December 31, 2021	160	$13.91	to	$13.96	$2,228	0.00%	0.48%	to	0.73%	20.01%	to	20.31%
December 31, 2020	18	$11.59	to	$11.60	$206	0.00%	0.48%	to	0.68%	14.97%	to	15.06%

A157

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	280	$15.50	to	$15.67	$4,374	2.21%	0.48%	to	0.73%	8.90%	to	9.18%
December 31, 2023	335	$14.23	to	$14.35	$4,802	1.81%	0.48%	to	0.73%	11.18%	to	11.45%
December 31, 2022	310	$12.80	to	$12.88	$3,983	1.51%	0.48%	to	0.73%	-4.80%	to	-4.56%
December 31, 2021	208	$13.45	to	$13.49	$2,807	1.32%	0.48%	to	0.73%	19.42%	to	19.72%
December 31, 2020	56	$11.26	to	$11.27	$629	0.98%	0.48%	to	0.68%	12.84%	to	12.92%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	457	$16.03	to	$16.30	$7,423	0.00%	0.48%	to	0.86%	30.25%	to	30.75%
December 31, 2023	542	$12.31	to	$12.47	$6,735	0.00%	0.48%	to	0.86%	51.16%	to	51.74%
December 31, 2022	231	$8.17	to	$8.21	$1,898	0.00%	0.48%	to	0.73%	-38.70%	to	-38.55%
December 31, 2021	159	$13.32	to	$13.37	$2,121	0.00%	0.48%	to	0.73%	16.92%	to	17.22%
December 31, 2020	28	$11.40	to	$11.40	$318	0.00%	0.48%	to	0.66%	12.81%	to	12.88%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2024	2,218	$14.58	to	$14.83	$32,780	1.75%	0.48%	to	0.86%	14.63%	to	15.07%
December 31, 2023	2,121	$12.72	to	$12.89	$27,267	1.61%	0.48%	to	0.86%	20.19%	to	20.65%
December 31, 2022	1,855	$10.58	to	$10.68	$19,782	1.09%	0.48%	to	0.86%	-18.89%	to	-18.58%
December 31, 2021	1,435	$13.05	to	$13.12	$18,796	0.90%	0.48%	to	0.86%	16.98%	to	17.42%
December 31, 2020	340	$11.16	to	$11.17	$3,797	1.64%	0.48%	to	0.86%	11.30%	to	11.46%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2024	1,141	$16.56	to	$16.84	$19,169	0.00%	0.48%	to	0.86%	37.36%	to	37.89%
December 31, 2023	1,194	$12.06	to	$12.21	$14,555	0.00%	0.48%	to	0.86%	44.06%	to	44.61%
December 31, 2022	1,170	$8.37	to	$8.44	$9,872	0.00%	0.48%	to	0.86%	-38.85%	to	-38.61%
December 31, 2021	861	$13.68	to	$13.76	$11,832	0.00%	0.48%	to	0.86%	10.71%	to	11.13%
December 31, 2020	284	$12.36	to	$12.38	$3,514	0.00%	0.48%	to	0.86%	22.29%	to	22.47%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2024	795	$11.17	to	$11.36	$9,005	0.00%	0.48%	to	0.86%	3.95%	to	4.35%
December 31, 2023	858	$10.74	to	$10.88	$9,318	0.00%	0.48%	to	0.86%	3.12%	to	3.51%
December 31, 2022	832	$10.42	to	$10.51	$8,730	0.00%	0.48%	to	0.86%	-13.37%	to	-13.04%
December 31, 2021	623	$12.03	to	$12.09	$7,524	0.03%	0.48%	to	0.86%	10.49%	to	10.91%
December 31, 2020	184	$10.89	to	$10.90	$2,005	0.82%	0.48%	to	0.86%	7.63%	to	7.78%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2024	4,328	$7.03	to	$7.50	$31,618	0.00%	1.30%	to	2.95%	-3.49%	to	-1.91%
December 31, 2023	6,218	$7.29	to	$7.65	$46,458	0.00%	1.30%	to	2.95%	2.15%	to	3.81%
December 31, 2022	7,149	$7.13	to	$7.37	$51,878	0.00%	1.30%	to	2.95%	-22.46%	to	-21.19%
December 31, 2021	4,353	$9.20	to	$9.35	$40,391	0.00%	1.30%	to	2.95%	-7.99%	to	-6.50%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2024	103	$11.48	to	$11.64	$1,200	0.00%	0.48%	to	0.86%	13.88%	to	14.32%
December 31, 2023	100	$10.08	to	$10.18	$1,022	0.00%	0.48%	to	0.86%	18.26%	to	18.72%
December 31, 2022	66	$8.52	to	$8.58	$568	0.00%	0.48%	to	0.86%	-19.70%	to	-19.39%
December 31, 2021	15	$10.63	to	$10.64	$160	0.00%	0.48%	to	0.66%	6.00%	to	6.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Mid-Cap Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2024	208	$10.18	to	$10.33	$2,139	0.00%	0.48%	to	0.86%	12.96%	to	13.39%
December 31, 2023	158	$9.02	to	$9.11	$1,440	0.00%	0.48%	to	0.86%	22.18%	to	22.65%
December 31, 2022	112	$7.40	to	$7.43	$835	0.00%	0.48%	to	0.73%	-27.69%	to	-27.51%
December 31, 2021	49	$10.23	to	$10.24	$498	0.00%	0.48%	to	0.68%	1.12%	to	1.26%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class III) (available April 26, 2021)
December 31, 2024	1,183	$13.80	to	$14.00	$16,514	0.00%	0.48%	to	0.86%	3.20%	to	3.60%
December 31, 2023	1,489	$13.37	to	$13.51	$20,075	0.00%	0.48%	to	0.86%	0.88%	to	1.26%
December 31, 2022	369	$13.26	to	$13.34	$4,919	0.00%	0.48%	to	0.86%	20.83%	to	21.29%
December 31, 2021	59	$10.99	to	$11.00	$647	0.00%	0.48%	to	0.68%	8.26%	to	8.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A158

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2024	584	$11.59	to	$11.70	$6,817	0.00%	0.48%	to	0.73%	11.90%	to	12.18%
December 31, 2023	548	$10.35	to	$10.43	$5,702	0.00%	0.48%	to	0.73%	14.33%	to	14.61%
December 31, 2022	554	$9.06	to	$9.10	$5,031	0.00%	0.48%	to	0.73%	-15.52%	to	-15.31%
December 31, 2021	170	$10.72	to	$10.74	$1,829	0.00%	0.48%	to	0.68%	7.17%	to	7.31%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2024	14,451	$12.09	to	$12.97	$177,202	0.00%	0.48%	to	0.86%	14.24%	to	14.68%
December 31, 2023	17,568	$10.58	to	$11.34	$188,033	0.00%	0.48%	to	0.86%	14.19%	to	17.09%
December 31, 2022	300	$9.07	to	$9.13	$2,739	0.00%	0.48%	to	0.86%	-15.64%	to	-15.32%
December 31, 2021	148	$10.77	to	$10.78	$1,591	0.00%	0.48%	to	0.68%	7.54%	to	7.69%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class III) (available April 26, 2021)
December 31, 2024	234	$8.79	to	$8.87	$2,072	0.00%	0.48%	to	0.73%	-0.03%	to	0.22%
December 31, 2023	302	$8.79	to	$8.85	$2,669	0.00%	0.48%	to	0.73%	4.11%	to	4.37%
December 31, 2022	170	$8.44	to	$8.48	$1,442	0.00%	0.48%	to	0.73%	-14.32%	to	-14.10%
December 31, 2021	23	$9.85	to	$9.87	$222	0.00%	0.48%	to	0.68%	-1.38%	to	-1.24%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2024	1,038	$10.76	to	$10.91	$11,301	0.00%	0.48%	to	0.86%	7.27%	to	7.69%
December 31, 2023	900	$10.03	to	$10.13	$9,102	0.00%	0.48%	to	0.86%	10.57%	to	10.99%
December 31, 2022	744	$9.07	to	$9.13	$6,786	0.00%	0.48%	to	0.86%	-12.17%	to	-11.84%
December 31, 2021	413	$10.33	to	$10.36	$4,280	0.00%	0.48%	to	0.86%	3.13%	to	3.40%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2024	202	$13.52	to	$13.64	$2,742	0.00%	0.48%	to	0.73%	25.07%	to	25.39%
December 31, 2023	197	$10.81	to	$10.88	$2,139	0.00%	0.48%	to	0.73%	31.23%	to	31.56%
December 31, 2022	76	$8.24	to	$8.27	$631	0.00%	0.48%	to	0.73%	-25.83%	to	-25.64%
December 31, 2021	41	$11.10	to	$11.12	$454	0.00%	0.48%	to	0.73%	10.14%	to	10.33%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2024	933	$13.38	to	$13.57	$12,642	0.00%	0.48%	to	0.86%	29.42%	to	29.91%
December 31, 2023	891	$10.34	to	$10.45	$9,290	0.00%	0.48%	to	0.86%	51.81%	to	52.39%
December 31, 2022	638	$6.83	to	$6.85	$4,366	0.00%	0.48%	to	0.73%	-38.21%	to	-38.05%
December 31, 2021	336	$11.05	to	$11.06	$3,715	0.00%	0.48%	to	0.73%	9.18%	to	9.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2024	321	$13.79	to	$13.92	$4,464	0.00%	0.48%	to	0.73%	19.76%	to	20.07%
December 31, 2023	221	$11.51	to	$11.59	$2,563	0.00%	0.48%	to	0.73%	14.08%	to	14.37%
December 31, 2022	180	$10.09	to	$10.13	$1,822	0.00%	0.48%	to	0.73%	-8.79%	to	-8.56%
December 31, 2021	70	$11.07	to	$11.08	$774	0.00%	0.48%	to	0.68%	10.43%	to	10.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2024	1,539	$9.26	to	$9.34	$14,348	0.00%	0.48%	to	0.73%	1.92%	to	2.18%
December 31, 2023	1,008	$9.08	to	$9.14	$9,203	0.00%	0.48%	to	0.73%	6.30%	to	6.57%
December 31, 2022	724	$8.54	to	$8.58	$6,204	0.00%	0.48%	to	0.73%	-15.71%	to	-15.50%
December 31, 2021	386	$10.14	to	$10.16	$3,917	0.00%	0.48%	to	0.73%	1.38%	to	1.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2024	956	$10.52	to	$10.67	$10,187	0.00%	0.48%	to	0.86%	7.15%	to	7.56%
December 31, 2023	900	$9.82	to	$9.92	$8,915	0.00%	0.48%	to	0.86%	14.45%	to	14.89%
December 31, 2022	831	$8.58	to	$8.63	$7,167	0.00%	0.48%	to	0.86%	-17.30%	to	-16.98%
December 31, 2021	472	$10.37	to	$10.40	$4,903	0.00%	0.48%	to	0.86%	3.20%	to	3.47%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A159

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2024	3,254	$14.13	to	$14.33	$46,545	0.00%	0.48%	to	0.86%	23.26%	to	23.73%
December 31, 2023	2,717	$11.46	to	$11.58	$31,430	0.00%	0.48%	to	0.86%	24.52%	to	25.00%
December 31, 2022	2,070	$9.21	to	$9.27	$19,160	0.00%	0.48%	to	0.86%	-19.24%	to	-18.93%
December 31, 2021	1,037	$11.40	to	$11.43	$11,846	0.00%	0.48%	to	0.86%	13.80%	to	14.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class I) (available February 24, 2020)
December 31, 2024	52	$9.08	to	$9.14	$476	0.00%	0.35%	to	0.50%	0.51%	to	0.66%
December 31, 2023	56	$9.03	to	$9.07	$507	0.00%	0.40%	to	0.50%	4.57%	to	4.68%
December 31, 2022	46	$8.64	to	$8.66	$398	0.00%	0.40%	to	0.50%	-13.88%	to	-13.80%
December 31, 2021	25	$10.03	to	$10.05	$255	0.00%	0.40%	to	0.50%	-3.65%	to	-3.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	45	$11.11	to	$11.24	$507	6.37%	0.25%	to	0.50%	8.43%	to	8.70%
December 31, 2023	35	$10.24	to	$10.34	$361	10.83%	0.25%	to	0.50%	9.93%	to	10.20%
December 31, 2022	9	$9.32	to	$9.35	$81	4.01%	0.40%	to	0.50%	-11.82%	to	-11.73%
December 31, 2021	9	$10.57	to	$10.59	$100	13.90%	0.40%	to	0.50%	3.89%	to	3.99%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Initial Class) (available February 24, 2020)
December 31, 2024	41	$16.28	to	$16.40	$668	0.70%	0.35%	to	0.50%	18.92%	to	19.10%
December 31, 2023	43	$13.69	to	$13.77	$584	0.70%	0.35%	to	0.50%	18.39%	to	18.56%
December 31, 2022	48	$11.56	to	$11.61	$554	0.70%	0.35%	to	0.50%	-16.91%	to	-16.78%
December 31, 2021	50	$13.92	to	$13.96	$700	0.89%	0.35%	to	0.50%	26.18%	to	26.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Initial Class) (available February 24, 2020)
December 31, 2024	49	$12.10	to	$12.25	$592	2.11%	0.25%	to	0.50%	11.10%	to	11.38%
December 31, 2023	59	$10.89	to	$11.00	$648	4.34%	0.25%	to	0.50%	-2.60%	to	-2.35%
December 31, 2022	33	$11.21	to	$11.26	$368	3.70%	0.25%	to	0.40%	0.35%	to	0.50%
December 31, 2021	7	$11.17	to	$11.17	$76	2.85%	0.40%	to	0.40%	13.64%	to	13.64%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Initial Class) (available February 24, 2020)
December 31, 2024	111	$14.16	to	$14.34	$1,578	1.61%	0.25%	to	0.50%	11.05%	to	11.33%
December 31, 2023	121	$12.75	to	$12.88	$1,548	1.68%	0.25%	to	0.50%	7.39%	to	7.66%
December 31, 2022	58	$11.88	to	$11.96	$691	1.26%	0.25%	to	0.50%	-6.38%	to	-6.14%
December 31, 2021	66	$12.69	to	$12.74	$834	1.53%	0.25%	to	0.50%	24.83%	to	25.14%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Capital Growth Portfolio (available February 24, 2020)
December 31, 2024	40	$16.39	to	$16.47	$652	1.10%	0.75%	to	0.85%	12.44%	to	12.56%
December 31, 2023	42	$14.58	to	$14.72	$616	0.60%	0.60%	to	0.85%	26.90%	to	27.22%
December 31, 2022	24	$11.49	to	$11.57	$277	0.87%	0.60%	to	0.85%	-16.20%	to	-15.99%
December 31, 2021	26	$13.71	to	$13.77	$360	0.22%	0.60%	to	0.85%	20.51%	to	20.81%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Diversified Value Portfolio (available February 24, 2020)
December 31, 2024	122	$16.87	to	$16.99	$2,059	1.46%	0.70%	to	0.85%	13.91%	to	14.08%
December 31, 2023	123	$14.81	to	$14.95	$1,831	1.12%	0.60%	to	0.85%	19.11%	to	19.41%
December 31, 2022	105	$12.43	to	$12.52	$1,313	0.98%	0.60%	to	0.85%	-12.24%	to	-12.02%
December 31, 2021	54	$14.17	to	$14.23	$765	0.31%	0.60%	to	0.85%	29.36%	to	29.68%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Equity Income Portfolio (available February 24, 2020)
December 31, 2024	47	$15.22	to	$15.40	$714	2.84%	0.60%	to	0.85%	14.14%	to	14.43%
December 31, 2023	51	$13.33	to	$13.46	$684	2.76%	0.60%	to	0.85%	7.18%	to	7.45%
December 31, 2022	70	$12.44	to	$12.53	$868	1.58%	0.60%	to	0.85%	-1.50%	to	-1.26%
December 31, 2021	34	$12.63	to	$12.69	$431	0.00%	0.60%	to	0.85%	24.27%	to	24.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A160

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard VIF International Portfolio (available February 24, 2020)
December 31, 2024	164	$12.61	to	$12.76	$2,088	1.19%	0.60%	to	0.85%	8.08%	to	8.36%
December 31, 2023	173	$11.67	to	$11.78	$2,029	1.03%	0.60%	to	0.85%	13.68%	to	13.97%
December 31, 2022	84	$10.26	to	$10.34	$866	1.31%	0.60%	to	0.85%	-30.71%	to	-30.54%
December 31, 2021	61	$14.81	to	$14.88	$908	0.03%	0.60%	to	0.85%	-2.38%	to	-2.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® Ultra-Short Bond Fund (Class 1) (available February 24, 2020)
December 31, 2024	235	$10.70	to	$10.83	$2,527	5.31%	0.60%	to	0.85%	4.19%	to	4.45%
December 31, 2023	225	$10.27	to	$10.37	$2,320	5.82%	0.60%	to	0.85%	4.05%	to	4.31%
December 31, 2022	128	$9.87	to	$9.94	$1,265	1.42%	0.60%	to	0.85%	0.56%	to	0.81%
December 31, 2021	33	$9.82	to	$9.83	$322	0.00%	0.75%	to	0.85%	-1.20%	to	-1.09%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (available February 24, 2020)
December 31, 2024	154	$18.09	to	$18.31	$2,794	1.08%	0.25%	to	0.50%	24.81%	to	25.13%
December 31, 2023	104	$14.49	to	$14.64	$1,507	1.17%	0.25%	to	0.50%	24.60%	to	24.92%
December 31, 2022	35	$11.63	to	$11.68	$412	1.65%	0.35%	to	0.50%	-20.39%	to	-20.27%
December 31, 2021	19	$14.61	to	$14.64	$272	3.03%	0.40%	to	0.50%	27.80%	to	27.93%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (available February 24, 2020)
December 31, 2024	73	$18.81	to	$19.04	$1,385	0.00%	0.25%	to	0.50%	31.05%	to	31.38%
December 31, 2023	77	$14.35	to	$14.49	$1,106	0.00%	0.25%	to	0.50%	52.09%	to	52.47%
December 31, 2022	69	$9.44	to	$9.48	$649	0.00%	0.35%	to	0.50%	-38.42%	to	-38.32%
December 31, 2021	22	$15.32	to	$15.35	$342	0.00%	0.40%	to	0.50%	17.50%	to	17.62%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Dimensional VA Global Moderate Allocation Portfolio (available February 24, 2020)
December 31, 2024	68	$13.91	to	$13.98	$950	1.52%	0.75%	to	0.85%	11.04%	to	11.15%
December 31, 2023	139	$12.53	to	$12.65	$1,747	2.66%	0.60%	to	0.85%	13.75%	to	14.04%
December 31, 2022	160	$11.01	to	$11.09	$1,770	1.66%	0.60%	to	0.85%	-11.71%	to	-11.49%
December 31, 2021	127	$12.47	to	$12.53	$1,588	2.37%	0.60%	to	0.85%	13.24%	to	13.52%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Dimensional VA International Small Portfolio (available February 24, 2020)
December 31, 2024	47	$12.15	to	$12.30	$578	3.50%	0.60%	to	0.85%	2.93%	to	3.19%
December 31, 2023	49	$11.81	to	$11.92	$586	3.77%	0.60%	to	0.85%	13.15%	to	13.43%
December 31, 2022	37	$10.43	to	$10.51	$384	4.01%	0.60%	to	0.85%	-18.34%	to	-18.14%
December 31, 2021	12	$12.78	to	$12.84	$154	4.41%	0.60%	to	0.85%	13.59%	to	13.88%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Dimensional VA International Value Portfolio (available February 24, 2020)
December 31, 2024	100	$14.16	to	$14.34	$1,426	4.02%	0.60%	to	0.85%	5.71%	to	5.98%
December 31, 2023	97	$13.40	to	$13.53	$1,302	8.41%	0.60%	to	0.85%	16.86%	to	17.15%
December 31, 2022	26	$11.47	to	$11.55	$300	4.42%	0.60%	to	0.85%	-4.27%	to	-4.03%
December 31, 2021	23	$11.98	to	$12.03	$273	9.43%	0.60%	to	0.85%	17.11%	to	17.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Appreciation Portfolio (Class I) (available February 24, 2020)
December 31, 2024	19	$17.42	to	$17.50	$339	0.81%	0.40%	to	0.50%	22.04%	to	22.16%
December 31, 2023	17	$14.27	to	$14.33	$243	1.53%	0.40%	to	0.50%	19.11%	to	19.23%
December 31, 2022	4	$11.98	to	$12.02	$48	1.41%	0.40%	to	0.50%	-12.88%	to	-12.80%
December 31, 2021	2	$13.78	to	$13.78	$26	5.76%	0.40%	to	0.40%	23.16%	to	23.16%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Dividend Strategy Portfolio (Class I) (available February 24, 2020)
December 31, 2024	90	$16.10	to	$16.30	$1,458	1.27%	0.25%	to	0.50%	16.26%	to	16.55%
December 31, 2023	102	$13.85	to	$13.98	$1,423	2.50%	0.25%	to	0.50%	13.62%	to	13.91%
December 31, 2022	62	$12.19	to	$12.22	$752	1.67%	0.40%	to	0.50%	-8.56%	to	-8.47%
December 31, 2021	31	$13.33	to	$13.35	$420	2.40%	0.40%	to	0.50%	26.17%	to	26.29%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A161

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ClearBridge Variable Large Cap Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2024	19	$18.36	to	$18.45	$345	0.00%		0.40%	to	0.50%	27.24%	to	27.37%
December 31, 2023	21	$14.43	to	$14.49	$297	0.00%		0.40%	to	0.50%	43.31%	to	43.45%
December 31, 2022	7	$10.07	to	$10.10	$74	0.00%		0.40%	to	0.50%	-32.58%	to	-32.52%
December 31, 2021	7	$14.94	to	$14.97	$107	0.00%		0.40%	to	0.50%	21.33%	to	21.45%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Franklin Multi-Asset Variable Conservative Growth Fund (Class I) (available February 24, 2020)
December 31, 2024	2	$13.21	to	$13.21	$31	2.68%		0.40%	to	0.40%	11.34%	to	11.34%
December 31, 2023	2	$11.86	to	$11.86	$28	2.49%		0.40%	to	0.40%	14.17%	to	14.17%
December 31, 2022	2	$10.39	to	$10.39	$22	3.59%		0.40%	to	0.40%	-14.52%	to	-14.52%
December 31, 2021	—	$12.15	to	$12.15	$—	0.00%		0.40%	to	0.40%	11.02%	to	11.02%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Franklin Multi-Asset Variable Growth Fund (Class I) (available February 24, 2020)
December 31, 2024	10	$15.66	to	$15.74	$152	1.96%		0.40%	to	0.50%	17.05%	to	17.17%
December 31, 2023	10	$13.38	to	$13.38	$139	1.34%		0.50%	to	0.50%	18.98%	to	18.98%
December 31, 2022	7	$11.24	to	$11.24	$75	3.18%		0.50%	to	0.50%	-15.22%	to	-15.22%
December 31, 2021	7	$13.26	to	$13.29	$89	5.25%		0.40%	to	0.50%	20.09%	to	20.21%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	32	$20.16	to	$20.41	$649	0.00%		0.25%	to	0.50%	36.11%	to	36.46%
December 31, 2023	33	$14.81	to	$14.90	$488	0.00%		0.35%	to	0.50%	53.47%	to	53.70%
December 31, 2022	42	$9.68	to	$9.69	$407	0.00%		0.35%	to	0.40%	-35.96%	to	-35.92%
December 31, 2021	12	$15.11	to	$15.11	$188	0.00%		0.40%	to	0.40%	13.23%	to	13.23%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Class) (available October 1, 2021)
December 31, 2024	1,211	$16.93	to	$17.01	$20,514	1.52%		1.20%	to	1.30%	9.90%	to	10.01%
December 31, 2023	929	$15.40	to	$15.46	$14,323	1.48%		1.20%	to	1.30%	6.24%	to	6.35%
December 31, 2022	912	$14.50	to	$14.54	$13,228	1.49%		1.20%	to	1.30%	-7.36%	to	-7.27%
December 31, 2021	19	$15.65	to	$15.65	$304	0.00%		1.30%	to	1.30%	6.98%	to	6.98%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Money Market Portfolio (Class III) (available October 1, 2021)
December 31, 2024	26,748	$10.59	to	$11.10	$290,659	4.62%		0.00%	to	1.30%	3.38%	to	4.75%
December 31, 2023	19,854	$10.25	to	$10.59	$207,530	4.56%		0.00%	to	1.30%	3.26%	to	4.62%
December 31, 2022	11,777	$9.92	to	$10.13	$118,510	1.87%		0.00%	to	1.30%	-0.10%	to	1.22%
December 31, 2021	3,375	$10.00	to	$10.00	$33,768	0.00%	(2)	0.00%	to	0.00%	0.00%	to	0.00%	(2)
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2033 (available January 3, 2022)
December 31, 2024	11	$7.62	to	$7.71	$86	0.00%		1.90%	to	2.30%	-4.07%	to	-3.68%
December 31, 2023	14	$7.94	to	$8.01	$112	0.00%		1.90%	to	2.30%	2.25%	to	2.67%
December 31, 2022	33	$7.77	to	$7.80	$261	0.00%		1.90%	to	2.30%	-22.31%	to	-22.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Franklin Multi-Asset Variable Moderate Growth Fund (Class I) (available February 24, 2020) (3)
December 31, 2024	4	$14.64	to	$14.71	$56	1.53%		0.40%	to	0.50%	14.88%	to	14.99%
December 31, 2023	4	$12.74	to	$12.79	$52	2.58%		0.40%	to	0.50%	17.22%	to	17.34%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2034 (available January 3, 2023)
December 31, 2024	117	$9.57	to	$9.81	$1,141	0.00%		1.50%	to	2.70%	-5.16%	to	-3.96%
December 31, 2023	17	$10.13	to	$10.13	$175	0.00%		2.40%	to	2.40%	1.30%	to	1.30%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

A162

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2035 (available January 2, 2024)
December 31, 2024	17	$9.54	to	$9.62	$159	0.00%	1.50%	to	2.40%	-4.58%	to	-3.74%
December 31, 2023	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2024 or for the periods indicated within.

(1)	Amount is less than 1,000 units and/or $1,000 in net assets.
(2)	Amount is less than 0.01%.
(3)	Subaccount became available for investment prior to 2023 but had no activity until 2023.

A163

Note 8:     Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. Effective February 24, 2020, under the Prudential MyRock Advisor
Variable Annuity product, a fund access charge is assessed on the account value invested in certain subaccounts associated with funds that do not provide adequate revenue. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice Variable Annuity	1.35%	1.65%
Discovery Preferred Variable Annuity	1.40%	1.40%
Discovery Select Variable Annuity	1.40%	1.40%
Prudential Defined Income (PDI) Variable Annuity	1.10%	1.90%
Prudential FlexGuard	1.20%	1.30%
Prudential FlexGuard Income	1.20%	1.30%
Prudential FlexGuard Income Select	2.80%	2.90%
Prudential MyRock Advisor Variable Annuity	0.25%	2.10%
Prudential Premier Advisor Variable Annuity Series	0.35%	1.95%
Prudential Premier Investment Variable Annuity B Series	0.48%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb SeriesSM	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic PartnersSM Advisor Variable Annuity	1.40%	2.25%
Strategic PartnersSM Flexelite Variable Annuity	1.60%	2.50%
Strategic PartnersSM Flexelite 2 Variable Annuity	1.65%	2.75%
Strategic Partners Plus Variable Annuity	1.40%	2.40%
Strategic Partners Plus 3 Variable Annuity	1.40%	2.60%
Strategic PartnersSM Select Variable Annuity	1.52%	1.52%
Strategic Partners Annuity One Variable Annuity	1.40%	2.40%
Strategic Partners Annuity One 3 Variable Annuity	1.40%	2.60%

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by state).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A164

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	American Funds IS® Asset Allocation Fund (Class 1) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	American Funds IS® Washington Mutual Investors Fund (Class 1) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	American Funds IS® The Bond Fund of America® (Class 1) (1)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	American Funds IS® Growth Fund (Class 1) (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	American Funds IS® Growth-Income Fund (Class 1) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	American Funds IS® U.S. Government Securities Fund® (Class 1) (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	BlackRock Basic Value V.I. Fund (Class I) (1)
PSF Natural Resources Portfolio (Class I) (1)	BlackRock Capital Appreciation V.I. Fund (Class I) (1)
PSF Stock Index Portfolio (Class I) (1)	BlackRock Equity Dividend V.I. Fund (Class I) (1)
PSF Global Portfolio (Class I) (1)	BlackRock Global Allocation V.I. Fund (Class I) (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	Dimensional VA Global Bond Portfolio (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	Dimensional VA Short-Term Fixed Portfolio (1)
T. Rowe Price International Stock Portfolio (1)	Dimensional VA U.S. Large Value Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class) (1)	Dimensional VA U.S. Targeted Value Portfolio (1)
Invesco V.I. Core Equity Fund (Series I) (1)	Fidelity® VIP Balanced Portfolio (Initial Class) (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (1)
MFS® Research Series (Initial Class) (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (1)
MFS® Growth Series (Initial Class) (1)	Fidelity® VIP Financials Portfolio (Initial Class) (1)
LVIP American Century Value Fund (Standard Class II) (1)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	Fidelity® VIP Health Care Portfolio (Initial Class) (1)
Davis Equity Portfolio (1)	Fidelity® VIP Industrials Portfolio (Initial Class) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (1)
PSF Mid-Cap Growth Portfolio (Class I) (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (1)
AST Cohen & Steers Realty Portfolio (1)	Fidelity® VIP Technology Portfolio (Initial Class) (1)
AST J.P. Morgan Conservative Multi-Asset Portfolio (1)	Fidelity® VIP Utilities Portfolio (Initial Class) (1)
AST High Yield Portfolio (1)	ClearBridge Variable Mid Cap Portfolio (Class I) (1)
AST Small-Cap Value Portfolio (2)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (1)
AST Mid-Cap Growth Portfolio (2)	Western Asset Core Plus VIT Portfolio (Class I) (1)
AST Large-Cap Value Portfolio (1)	Western Asset Variable Global High Yield Bond Portfolio (Class I) (1)
A165

AST Mid-Cap Value Portfolio (2)	MFS® Mid Cap Growth Series (Initial Class) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (1)
AST T. Rowe Price Asset Allocation Portfolio (3)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (1)
AST MFS Global Equity Portfolio (1)	MFS® International Growth Portfolio (Service Class) (1)
AST Capital Growth Asset Allocation Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (1)
AST Academic Strategies Asset Allocation Portfolio (1)	MFS® Technology Portfolio (Service Class) (1)
AST Balanced Asset Allocation Portfolio (1)	MFS® Investors Trust Series (Service Class) (1)
AST Preservation Asset Allocation Portfolio (1)	MFS® Mid Cap Growth Series (Service Class) (1)
AST Prudential Growth Allocation Portfolio (1)	MFS® New Discovery Series (Service Class) (1)
AST Advanced Strategies Portfolio (1)	MFS® Research Series (Service Class) (1)
AST Large-Cap Growth Portfolio (1)	MFS® Total Return Bond Series (Service Class) (1)
AST Government Money Market Portfolio (1)	MFS® Total Return Series (Service Class) (1)
AST Small-Cap Equity Portfolio (1)	MFS® Utilities Series (Service Class) (1)
AST International Equity Portfolio (1)	Fidelity® VIP ContrafundSM Portfolio (Service Class 2) (1)
AST Investment Grade Bond Portfolio (1)	American Funds IS® Asset Allocation Fund (Class 4) (1)
AST Core Fixed Income Portfolio (1)	American Funds IS® Washington Mutual Investors Fund (Class 4) (1)
AST Emerging Markets Equity Portfolio (1)	American Funds IS® The Bond Fund of America® (Class 4) (1)
AST J.P. Morgan Moderate Multi-Asset Portfolio (1)	American Funds IS® Capital World Growth and Income Fund® (Class 4) (1)
ProFund VP Consumer Discretionary (1)	American Funds IS® Global Small Capitalization Fund (Class 4) (1)
ProFund VP Consumer Staples (1)	American Funds IS® Growth Fund (Class 4) (1)
ProFund VP Financials (1)	American Funds IS® Growth-Income Fund (Class 4) (1)
ProFund VP Health Care (1)	American Funds IS® International Fund (Class 4) (1)
ProFund VP Industrials (1)	American Funds IS® New World Fund® (Class 4) (1)
ProFund VP Mid-Cap Growth (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
ProFund VP Mid-Cap Value (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
ProFund VP Real Estate (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
ProFund VP Small-Cap Growth (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
ProFund VP Small-Cap Value (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
ProFund VP Communication Services (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
ProFund VP Utilities (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
ProFund VP Large-Cap Growth (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
ProFund VP Large-Cap Value (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
Allspring VT International Equity Fund (Class 1) (4)	AST Bond Portfolio 2032 (1)
Allspring VT Discovery All Cap Growth Fund (Class 1) (1)	PSF Global Portfolio (Class III) (1)
Allspring VT Small Cap Growth Fund (Class 1) (1)	PSF Mid-Cap Growth Portfolio (Class III) (1)
AST Quantitative Modeling Portfolio (1)	PSF Natural Resources Portfolio (Class III) (1)
Allspring VT Opportunity Fund (Class 1) (1)	PSF PGIM 50/50 Balanced Portfolio (Class III) (1)
AST Bond Portfolio 2023 (5)	PSF PGIM Flexible Managed Portfolio (Class III) (1)
AST Bond Portfolio 2024 (6)	PSF PGIM Government Income Portfolio (Class III) (1)
AST ClearBridge Dividend Growth Portfolio (1)	PSF PGIM High Yield Bond Portfolio (Class III) (1)
AST Multi-Sector Fixed Income Portfolio (1)	PSF PGIM Jennison Blend Portfolio (Class III) (1)
AST Large-Cap Core Portfolio (1)	PSF PGIM Jennison Growth Portfolio (Class III) (1)
AST Bond Portfolio 2025 (1)	PSF PGIM Jennison Value Portfolio (Class III) (1)
AST J.P. Morgan Aggressive Multi-Asset Portfolio (1)	PSF PGIM Total Return Bond Portfolio (Class III) (1)
AST Bond Portfolio 2026 (1)	PSF Small-Cap Stock Index Portfolio (Class III) (1)
A166

AST Global Bond Portfolio (1)	PSF Stock Index Portfolio (Class III) (1)
BlackRock Global Allocation V.I. Fund (Class III) (1)	PSF PGIM Government Income Portfolio (Class I) (1)
AST Bond Portfolio 2027 (1)	Fidelity® VIP High Income Portfolio (Initial Class) (1)
NVIT Emerging Markets Fund (Class D) (1)	MFS® Investors Trust Series (Initial Class) (1)
AST Bond Portfolio 2028 (1)	MFS® Utilities Series (Initial Class) (1)
AST Bond Portfolio 2029 (1)	MFS® Value Series (Initial Class) (1)
AST Bond Portfolio 2030 (1)	Vanguard VIF Capital Growth Portfolio (1)
AST Bond Portfolio 2031 (1)	Vanguard VIF Diversified Value Portfolio (1)
Fidelity® VIP ContrafundSM Portfolio (Initial Class) (1)	Vanguard VIF Equity Income Portfolio (1)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (1)	Vanguard VIF International Portfolio (1)
Fidelity® VIP Growth Portfolio (Initial Class) (1)	American Funds IS® Ultra-Short Bond Fund (Class 1) (1)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (1)
MFS® New Discovery Series (Initial Class) (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (1)
MFS® Total Return Series (Initial Class) (1)	Dimensional VA Global Moderate Allocation Portfolio (1)
MFS® Total Return Bond Series (Initial Class) (1)	Dimensional VA International Small Portfolio (1)
Vanguard VIF Equity Index Portfolio (1)	Dimensional VA International Value Portfolio (1)
Vanguard VIF Global Bond Index Portfolio (1)	ClearBridge Variable Appreciation Portfolio (Class I) (1)
Vanguard VIF Mid-Cap Index Portfolio (1)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (1)
Vanguard VIF Real Estate Index Portfolio (1)	ClearBridge Variable Large Cap Growth Portfolio (Class I) (1)
Vanguard VIF Total Bond Market Index Portfolio (1)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I) (1)
Vanguard VIF Total International Stock Market Index Portfolio (1)	Franklin Multi-Asset Variable Growth Fund (Class I) (1)
Vanguard VIF Total Stock Market Index Portfolio (1)	MFS® Technology Portfolio (Initial Class) (1)
Vanguard VIF Balanced Portfolio (1)	MFS® Value Series (Service Class) (1)
Vanguard VIF Conservative Allocation Portfolio (1)	PSF PGIM Government Money Market Portfolio (Class III) (1)
Vanguard VIF Growth Portfolio (1)	AST Bond Portfolio 2033 (1)
Vanguard VIF High Yield Bond Portfolio (1)	Franklin Multi-Asset Variable Moderate Growth Fund (Class I) (1)
Vanguard VIF Moderate Allocation Portfolio (1)	AST Bond Portfolio 2034 (7)
Vanguard VIF Short-Term Investment Grade Portfolio (1)	AST Bond Portfolio 2035 (8)

(1) Statement of net assets as of December 31, 2024, statement of operations for the period ended December 31, 2024 and statement of changes in net assets for the periods ended December 31, 2024 and 2023.

(2) Statement of net assets as of December 13, 2024 (date of merger), statement of operations for the period January 1, 2024 to December 13, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to December 13, 2024 (date of merger) and for the period ended December 31, 2023.

(3) Statement of net assets as of December 6, 2024 (date of merger), statement of operations for the period January 1, 2024 to December 6, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to December 6, 2024 (date of merger) and for the period ended December 31, 2023.

(4) Statement of net assets as of April 30, 2024 (date of liquidation), statement of operations for the period January 1, 2024 to April 30, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to April 30, 2024 (date of liquidation) and for the period ended December 31, 2023.

(5) Statement of net assets as of January 2, 2024 (date of liquidation), statement of operations for the period January 1, 2024 to January 2, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to January 2, 2024 (date of liquidation) and for the period ended December 31, 2023.

(6) Statement of net assets as of December 31, 2024 (date of liquidation), statement of operations for the period January 1, 2024 to December 31, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to December 31, 2024 (date of liquidation) and for the period ended December 31, 2023.

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(7) Statement of net assets as of December 31, 2024, statement of operations and statement of changes in net assets for the period ended December 31, 2024 and statement of changes in net assets for the period January 3, 2023 (commencement of operations) to December 31, 2023.

(8) Statement of net assets as of December 31, 2024, statement of operations and statement of changes in net assets for the period January 2, 2024 (commencement of operations) to December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 3, 2025

We have served as the auditor of one or more of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account since 1996.
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